UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30_

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 88.3%
Consumer, Non-cyclical - 25.5%
Tyson Foods, Inc. — Class A1	15,019	$800,963
Cal-Maine Foods, Inc.	13,802	639,585
Ingredion, Inc.[1]	6,098	584,432
MEDNAX, Inc.*,1	8,052	577,006
Quest Diagnostics, Inc.[1]	8,026	570,970
Whole Foods Market, Inc.[1]	16,871	565,179
Darling Ingredients, Inc.*,1	48,737	512,713
HCA Holdings, Inc.*,1	7,485	506,211
Express Scripts Holding Co.*,1	5,769	504,268
St. Jude Medical, Inc.[1]	7,961	491,751
United Therapeutics Corp.*,1	3,023	473,432
Laboratory Corporation of America Holdings*	3,366	416,172
AbbVie, Inc.[1]	6,992	414,206
Johnson & Johnson	3,568	366,505
Dean Foods Co.[1]	20,901	358,452
LifePoint Health, Inc.*,1	4,730	347,182
Charles River Laboratories International, Inc.*	4,100	329,599
Aaron's, Inc.[1]	14,689	328,887
JM Smucker Co.	2,565	316,367
Varian Medical Systems, Inc.*	3,764	304,131
Estee Lauder Companies, Inc. — Class A	3,439	302,838
Medtronic plc	3,420	263,067
Philip Morris International, Inc.	2,987	262,587
Sysco Corp.[1]	6,090	249,690
Baxter International, Inc.[1]	6,514	248,509
Sanderson Farms, Inc.	3,167	245,506
Magellan Health, Inc.*	3,847	237,206
Dr Pepper Snapple Group, Inc.[1]	2,534	236,169
Air Methods Corp.*,1	5,585	234,179
United Natural Foods, Inc.*,1	5,928	233,326
Community Health Systems, Inc.*,1	8,400	222,852
VCA, Inc.*	4,049	222,695
Hershey Co.	2,304	205,678
Colgate-Palmolive Co.	3,080	205,190
Campbell Soup Co.[1]	3,888	204,314
Universal Corp.[1]	3,636	203,907
Owens & Minor, Inc.[1]	5,537	199,221
SUPERVALU, Inc.*	29,312	198,735
AmerisourceBergen Corp. — Class A	1,916	198,708
Select Medical Holdings Corp.[1]	16,588	197,563
Cardtronics, Inc.*	5,709	192,108
SpartanNash Co.[1]	8,764	189,653
Clorox Co.[1]	1,487	188,596
Enanta Pharmaceuticals, Inc.*,1	5,679	187,521
ResMed, Inc.[1]	3,478	186,734
DaVita HealthCare Partners, Inc.*	2,660	185,429
Chemed Corp.	1,235	185,003
KAR Auction Services, Inc.[1]	4,967	183,928
Flowers Foods, Inc.[1]	8,513	182,944
Deluxe Corp.[1]	3,337	182,000
ManpowerGroup, Inc.	2,118	178,526
RR Donnelley & Sons Co.	11,945	175,830
Total Consumer, Non-cyclical		16,198,223
Industrial - 16.1%
Boeing Co.[1]	3,129	452,422
Huntington Ingalls Industries, Inc.[1]	3,342	423,933
Jabil Circuit, Inc.[1]	17,557	408,903
Arrow Electronics, Inc.*,1	7,476	405,049
Tech Data Corp.*,1	5,671	376,441
Knight Transportation, Inc.[1]	15,525	376,171
Fluor Corp.[1]	7,550	356,511
ITT Corp.[1]	9,335	339,047
Parker-Hannifin Corp.[1]	3,456	335,163
Avnet, Inc.[1]	7,252	310,676
Carlisle Companies, Inc.	3,383	300,038
Vishay Intertechnology, Inc.[1]	24,887	299,888
Dover Corp.[1]	4,851	297,415
Triumph Group, Inc.[1]	7,387	293,633
Union Pacific Corp.	3,511	274,560
Rockwell Automation, Inc.	2,646	271,506
Werner Enterprises, Inc.	11,606	271,464
Barnes Group, Inc.[1]	7,261	256,967
Crane Co.[1]	5,046	241,401
Sanmina Corp.*	11,456	235,765
Jacobs Engineering Group, Inc.*,1	5,459	229,005
Timken Co.[1]	7,812	223,345
Old Dominion Freight Line, Inc.*	3,670	216,787
Federal Signal Corp.[1]	13,572	215,116
Clean Harbors, Inc.*,1	5,090	211,999
Keysight Technologies, Inc.*,1	7,134	202,106
Caterpillar, Inc.	2,936	199,531
Briggs & Stratton Corp.[1]	11,038	190,957
Applied Industrial Technologies, Inc.[1]	4,633	187,590
Saia, Inc.*,1	8,411	187,145
Emerson Electric Co.[1]	3,911	187,063
TE Connectivity Ltd.[1]	2,864	185,043
Mueller Industries, Inc.[1]	6,792	184,063
ArcBest Corp.[1]	8,551	182,906
Methode Electronics, Inc.[1]	5,689	181,081
Trinity Industries, Inc.[1]	7,486	179,814
Flowserve Corp.	4,248	178,756
Ryder System, Inc.	3,116	177,082
Kirby Corp.*	3,282	172,699
Total Industrial		10,219,041
Consumer, Cyclical - 12.4%
Wal-Mart Stores, Inc.[1]	13,883	851,028
CVS Health Corp.[1]	6,709	655,939
Kohl's Corp.[1]	11,993	571,227
UniFirst Corp.	4,243	442,121
Ingram Micro, Inc. — Class A	12,444	378,049
Walgreens Boots Alliance, Inc.	4,386	373,490
The Gap, Inc.[1]	15,039	371,463
JetBlue Airways Corp.*,1	15,671	354,948
Macy's, Inc.	10,035	351,024
PACCAR, Inc.[1]	7,110	337,014
Hawaiian Holdings, Inc.*	8,800	310,904
Foot Locker, Inc.	4,254	276,893
American Eagle Outfitters, Inc.[1]	16,860	261,330
Guess?, Inc.[1]	13,666	258,014
Casey's General Stores, Inc.[1]	2,103	253,306

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 88.3% (continued)
Consumer, Cyclical - 12.4% (continued)
Fossil Group, Inc.*,1	6,779	$247,840
Thor Industries, Inc.[1]	4,005	224,881
Dana Holding Corp.[1]	15,717	216,895
Children's Place, Inc.	3,808	210,202
Spirit Airlines, Inc.*,1	5,023	200,167
Select Comfort Corp.*,1	9,142	195,730
DR Horton, Inc.	5,911	189,329
Michael Kors Holdings Ltd.*,1	4,567	182,954
Outerwall, Inc.	3,232	118,097
Total Consumer, Cyclical		7,832,845
Technology - 10.7%
Micron Technology, Inc.*	43,158	611,117
Apple, Inc.[1]	5,115	538,405
Intel Corp.	14,284	492,084
CA, Inc.[1]	16,884	482,207
International Business Machines Corp.	3,302	454,421
Tessera Technologies, Inc.	13,216	396,612
Convergys Corp.[1]	14,852	369,666
Cirrus Logic, Inc.*,1	11,900	351,407
Oracle Corp.[1]	9,447	345,099
MKS Instruments, Inc.[1]	8,678	312,408
NetApp, Inc.	11,626	308,438
Texas Instruments, Inc.	5,616	307,813
Sykes Enterprises, Inc.*,1	7,771	239,191
CACI International, Inc. — Class A*,1	2,498	231,765
HP, Inc.[1]	18,970	224,605
Hewlett Packard Enterprise Co.[1]	14,761	224,367
Mentor Graphics Corp.	10,856	199,967
Cabot Microelectronics Corp.*,[1]	4,542	198,849
NVIDIA Corp.[1]	5,742	189,256
Skyworks Solutions, Inc.	2,255	173,252
Icad, Inc.*,1	32,643	168,764
Total Technology		6,819,693
Financial - 8.2%
MetLife, Inc.[1]	11,290	544,291
Aflac, Inc.[1]	8,389	502,501
Prudential Financial, Inc.[1]	5,262	428,380
Bank of New York Mellon Corp.[1]	7,960	328,111
Regions Financial Corp.[1]	31,785	305,136
Interactive Brokers Group, Inc. — Class A	6,480	282,528
American Financial Group, Inc.	3,885	280,031
East West Bancorp, Inc.[1]	6,393	265,693
Hanover Insurance Group, Inc.	3,193	259,719
Franklin Resources, Inc.[1]	6,874	253,101
American Equity Investment Life Holding Co.[1]	10,311	247,773
Discover Financial Services[1]	4,505	241,558
Comerica, Inc.[1]	5,747	240,397
Aspen Insurance Holdings Ltd.[1]	4,876	235,511
Selective Insurance Group, Inc.[1]	6,833	229,452
American Express Co.	3,256	226,455
WP GLIMCHER, Inc.	18,661	197,993
Waddell & Reed Financial, Inc. — Class A1	5,641	161,671
Total Financial		5,230,301
Utilities - 6.5%
NextEra Energy, Inc.[1]	5,822	604,848
Edison International	9,457	559,949
DTE Energy Co.[1]	6,144	492,687
American Electric Power Company, Inc.[1]	7,656	446,115
Pinnacle West Capital Corp.[1]	6,427	414,413
Southwest Gas Corp.	6,957	383,748
Questar Corp.[1]	16,160	314,797
Vectren Corp.[1]	7,168	304,067
OGE Energy Corp.[1]	9,803	257,721
UGI Corp.[1]	5,723	193,208
Ameren Corp.	4,450	192,373
Total Utilities		4,163,926
Communications - 4.8%
Verizon Communications, Inc.[1]	16,082	743,310
AT&T, Inc.[1]	15,037	517,423
Time Warner, Inc.[1]	6,034	390,219
Viacom, Inc. — Class B1	7,374	303,514
F5 Networks, Inc.*	3,042	294,952
Polycom, Inc.*,1	17,759	223,586
AMC Networks, Inc. — Class A*	2,877	214,855
Discovery Communications, Inc. — Class A*,1	7,271	193,990
General Communication, Inc. — Class A*,1	9,036	178,732
Total Communications		3,060,581
Energy - 2.6%
Marathon Petroleum Corp.[1]	6,668	345,669
Exxon Mobil Corp.	4,321	336,822
FMC Technologies, Inc.*,1	10,849	314,730
Chevron Corp.	3,023	271,949
Tesoro Corp.	2,373	250,043
Noble Corporation plc	15,378	162,238
Total Energy		1,681,451
Basic Materials - 1.5%
Huntsman Corp.	20,362	231,516
Newmont Mining Corp.	11,393	204,960
Mosaic Co.[1]	7,319	201,931
Domtar Corp.[1]	4,722	174,478
Rayonier Advanced Materials, Inc.	14,929	146,155
Total Basic Materials		959,040
Total Common Stocks
(Cost $58,362,593)		56,165,101

SHORT TERM INVESTMENTS† - 2.2%
Goldman Sachs Financial Square Treasury Instruments Fund 0.00%[4]	1,414,376	1,414,376
Total Short Term Investments
(Cost $1,414,376)		1,414,376
Total Investments - 90.5%
(Cost $59,776,969)		$57,579,477

COMMON STOCKS SOLD SHORT† - (36.3)%
Communications - (1.4)%
Ruckus Wireless, Inc.*	16,742	(179,307)
Facebook, Inc. — Class A*	2,364	(247,416)
Amazon.com, Inc.*	711	(480,558)
Total Communications		(907,281)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (36.3)% (continued)
Industrial - (2.9)%
TimkenSteel Corp.	20,399	$(170,944)
EnPro Industries, Inc.	3,921	(171,897)
KapStone Paper and Packaging Corp.	9,677	(218,603)
Fortune Brands Home & Security, Inc.	4,951	(274,781)
Waste Connections, Inc.	5,752	(323,953)
Louisiana-Pacific Corp.*	37,828	(681,282)
Total Industrial		(1,841,460)
Technology - (3.2)%
Red Hat, Inc.*	2,751	(227,810)
Medidata Solutions, Inc.*	4,771	(235,163)
Ultimate Software Group, Inc.*	1,243	(243,019)
CommVault Systems, Inc.*	7,047	(277,299)
Silicon Laboratories, Inc.*	5,734	(278,328)
Electronics for Imaging, Inc.*	6,665	(311,522)
Cypress Semiconductor Corp.*	44,354	(435,113)
Total Technology		(2,008,254)
Consumer, Non-cyclical - (4.7)%
Celldex Therapeutics, Inc.*	7,781	(122,006)
Ophthotech Corp.*	2,053	(161,222)
Natus Medical, Inc.*	3,815	(183,311)
ImmunoGen, Inc.*	14,663	(198,977)
Acorda Therapeutics, Inc.*	4,653	(199,055)
Cantel Medical Corp.	3,277	(203,632)
Monro Muffler Brake, Inc.	3,907	(258,721)
Live Nation Entertainment, Inc.*	11,021	(270,786)
Alexion Pharmaceuticals, Inc.*	1,453	(277,160)
Medicines Co.*	7,604	(283,934)
Vertex Pharmaceuticals, Inc.*	3,181	(400,265)
Jarden Corp.*	8,023	(458,274)
Total Consumer, Non-cyclical		(3,017,343)
Basic Materials - (6.0)%
Allegheny Technologies, Inc.	15,181	(170,786)
Compass Minerals International, Inc.	2,373	(178,616)
NewMarket Corp.	534	(203,310)
Olin Corp.	12,826	(221,377)
Worthington Industries, Inc.	7,632	(230,029)
PolyOne Corp.	7,515	(238,676)
RPM International, Inc.	5,626	(247,881)
Valspar Corp.	3,382	(280,537)
HB Fuller Co.	8,754	(319,258)
Royal Gold, Inc.	10,722	(391,031)
Praxair, Inc.	3,869	(396,186)
Sensient Technologies Corp.	6,373	(400,352)
Ecolab, Inc.	4,611	(527,406)
Total Basic Materials		(3,805,445)
Consumer, Cyclical - (6.4)%
Arctic Cat, Inc.	9,618	(157,543)
Regis Corp.*	12,165	(172,135)
Papa John's International, Inc.	3,261	(182,192)
Mobile Mini, Inc.	5,853	(182,204)
Sonic Automotive, Inc. — Class A	8,292	(188,726)
Starbucks Corp.	3,152	(189,215)
Scotts Miracle-Gro Co. — Class A	2,958	(190,820)
Motorcar Parts of America, Inc.*	5,655	(191,195)
Crocs, Inc.*	18,674	(191,222)
NIKE, Inc. — Class B	3,098	(193,625)
Popeyes Louisiana Kitchen, Inc.*	3,372	(197,262)
Callaway Golf Co.	22,099	(208,173)
LKQ Corp.*	7,675	(227,410)
Lithia Motors, Inc. — Class A	2,228	(237,661)
O'Reilly Automotive, Inc.*	978	(247,845)
Pool Corp.	3,086	(249,287)
Fred's, Inc. — Class A	15,783	(258,368)
Wendy's Co.	25,134	(270,693)
Signet Jewelers Ltd.	2,516	(311,204)
Total Consumer, Cyclical		(4,046,780)
Financial - (11.7)%
Liberty Property Trust	5,704	(177,109)
Washington Federal, Inc.	7,899	(188,233)
Assurant, Inc.	2,344	(188,786)
BancorpSouth, Inc.	7,889	(189,257)
Community Bank System, Inc.	4,745	(189,515)
Alexandria Real Estate Equities, Inc.	2,167	(195,810)
Safety Insurance Group, Inc.	3,508	(197,781)
UMB Financial Corp.	4,294	(199,886)
Northfield Bancorp, Inc.	12,846	(204,508)
American Assets Trust, Inc.	5,368	(205,863)
Pennsylvania Real Estate Investment Trust	9,652	(211,089)
FNB Corp.	15,922	(212,400)
Camden Property Trust	2,894	(222,144)
Sovran Self Storage, Inc.	2,147	(230,394)
Glacier Bancorp, Inc.	9,329	(247,498)
EastGroup Properties, Inc.	4,646	(258,364)
Webster Financial Corp.	7,333	(272,714)
Associated Banc-Corp.	16,509	(309,544)
Highwoods Properties, Inc.	7,329	(319,544)
Boston Properties, Inc.	2,616	(333,645)
Public Storage	1,608	(398,302)
Retail Opportunity Investments Corp.	24,116	(431,676)
Federal Realty Investment Trust	3,158	(461,384)
Valley National Bancorp	47,631	(469,166)
Cousins Properties, Inc.	50,336	(474,669)
Morgan Stanley	21,784	(692,949)
Total Financial		(7,482,230)
Total Common Stocks Sold Short
(Proceeds $22,856,949)		(23,108,793)
Total Securities Sold Short- (36.3)%
(Proceeds $22,856,949)		$(23,108,793)
Other Assets & Liabilities, net - 45.8%		29,152,756
Total Net Assets - 100.0%		$63,623,440

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT ††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[2] (Notional Value $42,102,109)	1,091,410	$334,743

OTC EQUITY INDEX SWAP AGREEMENTS ††
Morgan Stanley February 2016 Alpha Opportunity Long Custom Basket Swap, Terminating 02/03/16[3] (Notional Value $41,187,365)	835,165	$(1,330,984)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[3]
First Solar, Inc.*	4,420	$74,924
Atlantic Tele-Network, Inc.	6,921	72,336
Kroger Co.	13,647	62,475
Travelers Companies, Inc.	4,493	48,978
Procter & Gamble Co.	5,733	33,492
Biogen, Inc.*	2,129	31,890
McKesson Corp.	2,098	30,631
IPG Photonics Corp.*	3,608	30,541
American Airlines Group, Inc.	9,055	29,680
Goodyear Tire & Rubber Co.	15,459	25,566
Everest Re Group Ltd.	3,797	22,092
Altria Group, Inc.	3,761	17,521
Cardinal Health, Inc.	4,954	16,701
Xerox Corp.	49,884	15,512
Valero Energy Corp.	4,557	13,807
Alaska Air Group, Inc.	3,405	11,665
JPMorgan Chase & Co.	9,398	10,854
Amgen, Inc.	2,776	9,898
CMS Energy Corp.	8,023	9,895
ConAgra Foods, Inc.	8,412	8,310
Progressive Corp.	10,321	8,298
WW Grainger, Inc.	1,683	6,821
EMCOR Group, Inc.	5,086	6,587
Mallinckrodt plc*	4,543	5,201
Consolidated Edison, Inc.	9,059	4,272
SYNNEX Corp.	4,643	4,149
PG&E Corp.	3,606	1,615
General Mills, Inc.	7,530	1,455
Energizer Holdings, Inc.	8,043	(319)
CR Bard, Inc.	1,680	(391)
United Technologies Corp.	3,074	(928)
Delta Air Lines, Inc.	10,090	(930)
Corning, Inc.	40,517	(1,672)
Merck & Company, Inc.	5,522	(2,001)
PepsiCo, Inc.	2,927	(3,754)
Telephone & Data Systems, Inc.	11,750	(4,493)
Hologic, Inc.*	7,585	(6,195)
Allstate Corp.	8,720	(6,377)
Amsurg Corp. — Class A*	2,386	(6,761)
WR Berkley Corp.	7,043	(7,905)
Cisco Systems, Inc.	19,865	(8,137)
UnitedHealth Group, Inc.	6,060	(8,339)
CSX Corp.	8,591	(9,967)
Scripps Networks Interactive, Inc. — Class A	7,612	(14,546)
Target Corp.	4,609	(15,420)
QUALCOMM, Inc.	9,802	(16,739)
Schlumberger Ltd.	3,702	(16,983)
Citigroup, Inc.	6,521	(17,249)
Textron, Inc.	7,877	(20,624)
Universal Health Services, Inc. — Class B	4,815	(22,843)
First American Financial Corp.	8,638	(23,231)
Teradata Corp.*	9,712	(23,602)
Capital One Financial Corp.	3,894	(26,189)
Dick's Sporting Goods, Inc.	9,054	(26,382)
CenterPoint Energy, Inc.	23,570	(26,893)
InterDigital, Inc.	7,961	(28,627)
DST Systems, Inc.	3,035	(30,931)
Southwest Airlines Co.	8,623	(32,818)
AGCO Corp.	8,211	(34,300)
ADT Corp.	9,316	(35,018)
National Oilwell Varco, Inc.	9,721	(35,062)
United Continental Holdings, Inc.*	9,753	(35,168)
Entergy Corp.	11,094	(36,215)
Frontier Communications Corp.	89,915	(37,041)
Western Union Co.	29,864	(39,361)
Lincoln National Corp.	8,220	(43,176)
Gilead Sciences, Inc.	8,295	(43,474)
Best Buy Company, Inc.	9,301	(43,712)
Molina Healthcare, Inc.*	9,938	(44,069)
Eaton Corporation plc	3,404	(47,188)
Principal Financial Group, Inc.	9,410	(54,083)
Hartford Financial Services Group, Inc.	17,799	(55,741)
GameStop Corp. — Class A	13,294	(61,477)
Buckle, Inc.	6,510	(64,638)
CenturyLink, Inc.	26,184	(74,378)
Bed Bath & Beyond, Inc.*	6,913	(74,463)
WellCare Health Plans, Inc.*	6,882	(82,162)
Public Service Enterprise Group, Inc.	23,904	(87,721)
Cummins, Inc.	4,636	(110,786)
Seagate Technology plc	14,926	(128,337)
Archer-Daniels-Midland Co.	21,396	(288,983)
Total Custom Basket of Long Securities
		(1,352,634)

CUSTOM BASKET OF SHORT SECURITIES[2]
Freeport-McMoRan, Inc.	(70,166)	$321,894
JC Penney Company, Inc.*	(42,290)	115,194
Eagle Materials, Inc.	(3,594)	73,291
Devon Energy Corp.	(7,937)	66,805
Martin Marietta Materials, Inc.	(2,885)	64,291
WisdomTree Investments, Inc.	(16,479)	64,214
Cimarex Energy Co.	(2,519)	61,796
Harman International Industries, Inc.	(3,296)	53,573
Kansas City Southern	(7,161)	51,297
Anadarko Petroleum Corp.	(5,075)	44,357
FMC Corp.	(21,135)	42,688
Navient Corp.	(21,960)	40,567
Group 1 Automotive, Inc.	(3,762)	40,323
KBR, Inc.	(26,579)	38,913
Kate Spade & Co.*	(21,173)	38,028
Toll Brothers, Inc.*	(9,642)	37,967
Headwaters, Inc.*	(11,743)	36,760
CarMax, Inc.*	(6,627)	35,595
Ashland, Inc.	(6,785)	35,552
Yahoo!, Inc.*	(17,292)	33,496
PPG Industries, Inc.	(4,329)	31,119
Johnson Controls, Inc.	(7,424)	31,045
Newfield Exploration Co.*	(8,959)	31,009
Mercury General Corp.	(7,227)	30,334
B/E Aerospace, Inc.	(6,007)	29,118

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[2]
Murphy Oil Corp.	(10,351)	$27,956
Goldman Sachs Group, Inc.	(3,360)	25,270
Twenty-First Century Fox, Inc. — Class A	(6,523)	24,457
Sherwin-Williams Co.	(1,923)	23,759
PulteGroup, Inc.	(16,772)	21,458
Carrizo Oil & Gas, Inc.*	(3,986)	21,335
Air Products & Chemicals, Inc.	(2,092)	21,133
South Jersey Industries, Inc.	(10,486)	20,112
CME Group, Inc. — Class A	(2,330)	19,467
Team, Inc.*	(3,361)	19,045
Under Armour, Inc. — Class A*	(2,863)	18,156
Corporate Office Properties Trust	(12,553)	15,576
Intersil Corp. — Class A	(16,560)	14,934
Walt Disney Co.	(1,727)	14,734
Wynn Resorts Ltd.	(5,398)	14,344
Occidental Petroleum Corp.	(5,244)	14,294
Alnylam Pharmaceuticals, Inc.*	(1,199)	13,978
Sealed Air Corp.	(5,330)	13,959
Rayonier, Inc.	(15,382)	13,163
Sempra Energy	(3,154)	12,821
Kilroy Realty Corp.	(4,358)	11,226
Deere & Co.	(3,492)	9,496
Fifth Third Bancorp	(13,675)	9,433
BlackRock, Inc. — Class A	(533)	9,055
Tempur Sealy International, Inc.*	(2,512)	8,808
Lennar Corp. — Class A	(4,269)	7,777
VF Corp.	(3,541)	6,316
L Brands, Inc.	(2,260)	6,199
SEI Investments Co.	(3,528)	5,762
Alexander & Baldwin, Inc.	(12,451)	5,669
Yum! Brands, Inc.	(2,690)	5,554
Tractor Supply Co.	(3,027)	4,892
Intercontinental Exchange, Inc.	(1,117)	3,603
Woodward, Inc.	(3,801)	2,989
Netflix, Inc.*	(3,648)	2,651
CBS Corp. — Class B	(3,932)	2,290
Taubman Centers, Inc.	(2,619)	1,998
Tanger Factory Outlet Centers, Inc.	(7,227)	1,992
Home Depot, Inc.	(1,659)	1,662
Edwards Lifesciences Corp.*	(2,432)	1,242
Priceline Group, Inc.*	(149)	947
Newell Rubbermaid, Inc.	(7,118)	883
SunTrust Banks, Inc.	(6,934)	465
Huntington Bancshares, Inc.	(29,493)	203
HCP, Inc.	(9,744)	(614)
Ross Stores, Inc.	(3,580)	(1,688)
Mack-Cali Realty Corp.	(8,215)	(1,692)
Duke Realty Corp.	(16,542)	(2,192
AutoNation, Inc.*	(4,323)	(2,265)
Insulet Corp.*	(2,575)	(2,377)
MSCI, Inc. — Class A	(2,692)	(2,489)
Loews Corp.	(8,277)	(2,717)
McGraw Hill Financial, Inc.	(2,161)	(2,892)
U.S. Bancorp	(5,683)	(3,636)
Abaxis, Inc.	(2,340)	(3,642)
Balchem Corp.	(4,977)	(4,555)
Dominion Resources, Inc.	(3,307)	(5,057)
Core-Mark Holding Company, Inc.	(3,402)	(5,378)
Simon Property Group, Inc.	(1,031)	(5,502)
Tangoe, Inc.*	(28,244)	(5,631)
American Tower Corp. — Class A	(2,667)	(6,292)
Dunkin' Brands Group, Inc.	(4,609)	(6,411)
American Campus Communities, Inc.	(9,680)	(6,923)
Hanesbrands, Inc.	(15,408)	(6,941)
E*TRADE Financial Corp.*	(8,264)	(7,065)
General Electric Co.	(7,675)	(7,269)
Veeva Systems, Inc. — Class A*	(4,656)	(8,216)
Akorn, Inc.*	(3,626)	(8,236)
AvalonBay Communities, Inc.	(1,728)	(8,943)
UDR, Inc.	(9,315)	(9,103)
Equity Residential	(3,907)	(10,546)
BB&T Corp.	(10,338)	(10,590)
People's United Financial, Inc.	(19,157)	(10,762)
Crown Castle International Corp.	(3,997)	(11,059)
General Growth Properties, Inc.	(10,026)	(11,869)
Vulcan Materials Co.	(6,933)	(11,924)
Varonis Systems, Inc.*	(5,694)	(11,945)
Douglas Emmett, Inc.	(10,092)	(14,069)
SL Green Realty Corp.	(6,251)	(14,379)
Kite Realty Group Trust	(15,968)	(15,119)
Semtech Corp.*	(13,058)	(15,273)
Acceleron Pharma, Inc.*	(2,242)	(15,551)
McDonald's Corp.	(2,427)	(16,351)
Education Realty Trust, Inc.	(7,014)	(16,367)
Welltower, Inc.	(4,662)	(17,243)
Intuit, Inc.	(3,500)	(17,343)
Vornado Realty Trust	(2,880)	(18,074)
EI du Pont de Nemours & Co.	(8,258)	(18,315)
Mattel, Inc.	(8,380)	(20,878)
Regency Centers Corp.	(2,887)	(22,731)
Essex Property Trust, Inc.	(1,821)	(23,678)
International Flavors & Fragrances, Inc.	(3,578)	(24,886)
PTC Therapeutics, Inc.*	(4,618)	(25,390)
Bank of the Ozarks, Inc.	(4,532)	(25,497)
Pacira Pharmaceuticals, Inc.*	(2,001)	(25,684)
Genomic Health, Inc.*	(4,384)	(25,911)
Prologis, Inc.	(6,154)	(28,827)
National Retail Properties, Inc.	(6,876)	(29,872)
Illumina, Inc.*	(1,794)	(30,150)
Equity One, Inc.	(13,379)	(30,623)
Signature Bank*	(2,548)	(31,390)
Realty Income Corp.	(6,258)	(32,591)
Bristol-Myers Squibb Co.	(3,964)	(33,799)
Relypsa, Inc.*	(5,714)	(34,078)
Itron, Inc.*	(5,353)	(34,173)
Healthcare Realty Trust, Inc.	(10,353)	(35,045)
Extra Space Storage, Inc.	(4,237)	(44,435)
Royal Caribbean Cruises Ltd.	(3,911)	(44,600)
Carnival Corp.	(9,464)	(48,493)
Aerovironment, Inc.*	(10,638)	(68,280)
TripAdvisor, Inc.*	(4,454)	(69,908)
Albemarle Corp.	(11,286)	(85,093)
Autodesk, Inc.*	(6,324)	(100,653)
DreamWorks Animation SKG, Inc. — Class A*	(36,272)	(161,394)
Total Custom Basket of Short Securities		407,725

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2015.
[2]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate.
[3]	Total return is based on the return of the custom basket of long securities +/- financing at a variable rate.
[4]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$56,165,101	$—	$—	$—	$56,165,101
Equity Index Swap Agreements	—	—	334,743	—	334,743
Short Term Investments	1,414,376	—	—	—	1,414,376
Total	$57,579,477	$—	$334,743	$—	$57,914,220

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$23,108,793	$—	$—	$—	$23,108,793
Equity Index Swap Agreements	—	—	1,330,984	—	1,330,984
Total	$23,108,793	$—	$1,330,984	$—	$24,439,777

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS††† - 0.0%
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,1	4,755,634	$347
Total Common Stocks
(Cost $1,812,587)		347

MUTUAL FUNDS† - 1.3%
Guggenheim Strategy Fund I2	726,060	18,057,118
Guggenheim Strategy Fund II2	282,032	6,994,394
Total Mutual Funds
(Cost $25,081,683)		25,051,512

SHORT TERM INVESTMENTS† - 4.2%
Federated U.S. Treasury Cash Reserve Fund 0.04%[7]	84,438,583	84,438,583
Total Short Term Investments
(Cost $84,438,583)		84,438,583

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4,8- 70.3%
Consumer, Cyclical - 14.7%
Petsmart, Inc.
4.25% due 03/11/22		$21,178,823	20,591,110
Life Time Fitness
4.25% due 06/10/22		19,822,195	19,289,573
Warner Music Group
3.75% due 07/01/20		19,241,620	18,175,250
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		16,814,635	16,071,933
Party City Holdings, Inc.
4.25% due 08/19/22		16,159,500	15,664,696
Smart & Final Stores LLC
4.00% due 11/15/19		15,796,237	15,559,293
Acosta, Inc.
4.25% due 09/26/21		16,122,593	15,299,212
Sears Holdings Corp.
5.50% due 06/30/18		15,639,054	14,622,515
Navistar, Inc.
6.50% due 08/07/20		15,450,000	13,544,552
Belk, Inc.
5.75% due 12/12/22		13,350,000	11,731,313
Dollar Tree, Inc.
3.50% due 07/06/22		11,287,694	11,238,367
La Quinta Intermediate Holdings
3.75% due 04/14/21		10,772,932	10,476,677
Deuce Acquisition
6.50% due 12/29/22[1]	GBP	7,100,000	10,034,827
Ipreo Holdings
4.00% due 08/06/21		8,907,806	8,533,678
National Vision, Inc.
4.00% due 03/12/21		8,069,759	7,736,881
Mattress Firm
5.00% due 10/20/21		7,549,281	7,464,352
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,867,062	6,942,682
Eyemart Express
5.00% due 12/17/21		6,979,152	6,839,569
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21		6,734,799	6,463,521
ServiceMaster Co.
4.25% due 07/01/21		6,187,754	6,110,407
Sky Bet
6.50% due 02/25/22	GBP	3,700,000	5,453,539
Ceridian Corp.
4.50% due 09/15/20		6,047,716	5,117,880
Equinox Fitness
5.00% due 01/31/20		4,694,915	4,638,200
Sterling Intermidiate Corp.
4.50% due 06/20/22		4,314,188	4,266,731
Eldorado Resorts, Inc.
4.25% due 07/25/22		3,740,625	3,703,219
Nassa Midco AS
3.75% due 07/09/21	EUR	3,300,000	3,557,976
Fitness International LLC
5.50% due 07/01/20		3,447,500	3,171,700
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,820,576
Digital Cinema
3.25% due 05/17/21		2,760,221	2,733,778
Ollies Bargain Outlet
4.75% due 09/28/19		2,719,541	2,681,006
Compucom Systems, Inc.
4.25% due 05/11/20		4,263,543	2,671,835
California Pizza Kitchen, Inc.
5.25% due 03/29/18		2,899,200	2,652,768
GCA Services Group, Inc.
4.43% due 11/01/19		1,283,319	1,271,693
9.25% due 11/02/20		200,000	195,500
Pinnacle Entertainment, Inc.
3.75% due 08/13/20		1,180,832	1,176,038
NPC International, Inc.
4.75% due 12/28/18		916,030	903,050
Container Store, Inc.
4.25% due 04/06/19		878,055	803,420
Kate Spade & Co.
4.00% due 04/09/21		582,694	559,631
Rite Aid Corp.
5.75% due 08/21/20		500,000	500,250
Jacobs Entertainment, Inc.
5.25% due 10/29/18		479,419	472,228
Total Consumer, Cyclical			291,741,426
Industrial - 13.2%
Transdigm, Inc.
3.50% due 05/14/22		13,002,181	12,565,698
3.75% due 06/04/21		6,709,018	6,524,520
Brickman Group Holdings, Inc.
4.00% due 12/18/20		16,406,954	15,856,992
Amber Bidco Ltd.
4.32% due 06/30/21†††,1		10,480,000	10,314,235
4.58% due 06/30/21†††,1	GBP	3,500,000	5,077,968
Multiplan, Inc.
3.75% due 03/31/21		15,630,116	15,187,315
Gates Global, Inc.
4.25% due 07/03/21		15,284,783	14,302,124
Quikrete Holdings, Inc.
4.00% due 09/28/20		13,400,000	13,228,346

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,4,8- 70.3% (continued)
Industrial - 13.2% (continued)
Flakt Woods
2.63% due 03/20/17†††,1	EUR	12,244,976	$13,147,395
Travelport Holdings LLC
5.75% due 09/02/21		$12,159,895	11,874,867
USIC Holding, Inc.
4.00% due 07/10/20		12,045,463	11,232,394
DAE Aviation
5.25% due 07/07/22		8,850,000	8,788,050
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20		8,211,000	7,939,052
Hardware Holdings LLC
6.75% due 03/30/20[1]		6,187,500	6,001,875
CPM Holdings, Inc.
6.00% due 04/11/22		5,771,000	5,684,435
Thermasys Corp.
5.25% due 05/03/19		6,441,094	5,587,649
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		5,694,761	5,495,444
Mitchell International, Inc.
8.50% due 10/11/21		3,050,000	2,902,594
4.50% due 10/13/20		2,736,353	2,583,117
Crosby Worldwide
4.00% due 11/23/20		6,606,317	5,152,927
Power Borrower, LLC
4.25% due 05/06/20		3,641,085	3,534,875
8.25% due 11/06/20		1,670,000	1,582,325
Berlin Packaging LLC
4.53% due 10/01/21		4,908,440	4,853,220
CHI Overhead Doors, Inc.
4.75% due 07/29/22		4,588,500	4,493,885
Beacon Roofing Supply, Inc.
4.00% due 10/03/22		4,500,000	4,460,625
Berry Plastics Corp.
4.00% due 10/01/22		2,531,595	2,506,279
3.50% due 02/07/20		1,075,126	1,052,892
3.75% due 01/06/21		815,500	802,558
Connolly Corp.
4.50% due 05/14/21		4,424,039	4,269,198
NVA Holdings, Inc.
4.75% due 08/14/21		3,993,941	3,962,309
CareCore National LLC
5.50% due 03/05/21		4,113,374	3,537,502
Reynolds Group Holdings
4.50% due 12/03/18		3,109,251	3,074,925
Mast Global
7.75% due 09/12/19†††,1		2,475,000	2,459,584
8.75% due 09/12/19†††,1		548,554	545,137
SIG Onex Wizard Acquisition
4.25% due 03/11/22		2,936,852	2,885,927
CEVA Logistics US Holdings
6.50% due 03/19/21		3,474,977	2,849,481
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		2,444,038	2,004,111
due 03/19/19[3]		840,000	729,876
Learning Care Group (US), Inc.
5.00% due 05/05/21		2,710,239	2,686,524
GYP Holdings III Corp.
4.75% due 04/01/21		2,758,000	2,624,706
SI Organization
5.75% due 11/22/19		2,282,391	2,268,833
Doncasters Group Ltd.
9.50% due 10/09/20		2,348,621	2,231,190
NANA Development Corp.
8.00% due 03/15/18[1]		2,295,000	2,180,250
Goodpack Ltd.
4.75% due 09/09/21		2,416,807	2,175,127
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		2,532,245	2,076,441
syncreon
5.25% due 10/28/20		2,554,000	2,059,163
Tank Holdings Corp.
5.25% due 03/16/22		1,882,609	1,847,310
Constantinople Acquisition GmbH
4.75% due 04/30/22		1,836,125	1,830,397
Nord Anglia Education Finance LLC
5.00% due 03/31/21		1,474,632	1,435,923
Braas Monier Buildings Group
3.81% due 10/15/20	EUR	1,216,837	1,317,662
Dematic S.A.
4.25% due 12/27/19		1,337,792	1,311,036
Wencor Group
4.47% due 06/19/19		1,359,231	1,248,862
Element Materials Technology
5.00% due 08/06/21		1,243,358	1,240,249
Camp Systems International
8.25% due 11/29/19		1,150,000	1,113,580
Waste Industries USA, Inc.
4.25% due 02/27/20		893,250	889,900
AlliedBarton Security Services LLC
4.25% due 02/12/21		693,291	671,917
Pro Mach Group, Inc.
4.75% due 10/22/21		620,301	611,511
CEVA Logistics Canada, ULC
6.50% due 03/19/21		435,483	357,096
Omnitracs, Inc.
8.75% due 05/25/21		350,000	344,750
Hunter Fan Co.
6.50% due 12/20/17[1]		187,577	185,701
Total Industrial			261,759,834
Technology - 12.2%
Avago Technologies Ltd.
4.25% due 11/11/22		20,000,000	19,762,600
Verisure Cayman 2
5.25% due 10/10/22	EUR	17,000,000	18,406,553
Epicor Software
4.75% due 06/01/22		18,706,000	18,218,335
Deltek, Inc.
5.00% due 06/25/22		15,760,234	15,563,231

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,4,8- 70.3% (continued)
Technology - 12.2% (continued)
TIBCO Software, Inc.
6.50% due 12/04/20		$16,780,712	$15,207,521
The Active Network, Inc.
5.50% due 11/13/20		12,048,435	11,616,739
Informatica Corp.
4.50% due 08/05/22		10,573,500	10,154,366
Infor, Inc.
3.75% due 06/03/20		10,452,525	9,792,167
First Data Corp.
3.92% due 03/23/18		8,200,000	8,082,658
4.42% due 03/24/21		1,199,869	1,193,870
3.92% due 09/24/18		400,000	394,000
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		9,555,000	9,363,900
Greenway Medical Technologies
6.00% due 11/04/20[1]		9,825,000	9,186,375
Micro Focus International plc
5.25% due 11/19/21		9,012,169	8,919,254
Sabre, Inc.
4.00% due 02/19/19		8,520,417	8,420,352
Advanced Computer Software
6.50% due 03/18/22		6,451,250	6,289,969
10.50% due 01/31/23		2,200,000	2,090,000
LANDesk Group, Inc.
5.00% due 02/25/20		8,330,637	8,080,718
Go Daddy Operating Company, LLC
4.25% due 05/13/21		7,836,161	7,770,886
Sensata Technologies
3.00% due 10/14/21		7,765,313	7,613,268
Avaya, Inc.
6.25% due 05/29/20		7,330,634	5,066,275
6.50% due 03/30/18		3,223,269	2,418,354
Aspect Software, Inc.
3.75% due 05/09/16		7,661,379	7,022,956
Banca Civica (UK) - Chambertin
5.09% due 05/29/20†††,1	GBP	3,800,000	5,391,759
4.84% due 08/04/21†††,1	GBP	503,500	714,408
EIG Investors Corp.
5.00% due 11/09/19[1]		5,327,772	5,181,259
CDW LLC
3.25% due 04/29/20		4,862,539	4,733,681
Wall Street Systems
4.50% due 04/30/21		4,082,365	4,008,393
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20		3,361,188	3,328,618
Linxens
5.00% due 10/16/22		3,400,000	3,306,500
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,347,500
4.00% due 04/06/20		990,006	968,553
CCC Information Services, Inc.
4.00% due 12/20/19		1,790,839	1,755,022
Sparta Holding Corp.
6.50% due 07/28/20†††		1,435,500	1,424,557
Applied Systems, Inc.
4.25% due 01/25/21		1,267,044	1,240,715
Total Technology			244,035,312
Communications - 10.1%
Numericable US LLC
4.75% due 02/10/23		17,650,000	16,925,115
4.56% due 07/31/22		3,300,000	3,147,903
T-Mobile US, Inc.
3.50% due 11/09/22		20,000,000	19,978,199
Cartrawler
4.25% due 04/29/21	EUR	17,700,000	19,233,904
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		19,544,803	19,007,321
Neptune Finco Corp.
5.00% due 10/10/22		18,000,000	17,949,420
Univision Communications, Inc.
4.00% due 02/28/20		13,353,523	13,046,392
4.00% due 03/01/20		1,281,993	1,252,238
Ziggo BV
3.75% due 01/14/22	EUR	6,445,200	6,830,266
3.75% due 01/15/22	EUR	5,854,800	6,204,593
Light Tower Fiber LLC
4.00% due 04/13/20		11,747,852	11,413,038
Asurion Corp.
4.25% due 07/08/20		6,530,619	5,945,606
5.00% due 08/04/22		5,079,475	4,632,481
5.00% due 05/24/19		668,573	624,908
Zayo Group LLC
3.75% due 05/06/21		8,158,745	8,011,562
Springer Science + Business Media SA
4.75% due 08/14/20		8,215,284	7,853,811
Houghton Mifflin Co.
4.00% due 05/31/21		6,268,500	6,002,089
Virgin Media Bristol LLC
3.50% due 06/30/23		5,857,895	5,728,845
Gogo LLC
11.25% due 03/21/18[1]		4,133,969	4,133,969
7.50% due 03/21/18[1]		1,354,692	1,300,504
CBS Outdoor Americas Capital LLC
3.00% due 02/01/21		4,312,500	4,254,540
Match Group, Inc.
5.50% due 11/16/22		3,650,000	3,599,813
Live Nation Worldwide, Inc.
3.50% due 08/14/20		2,932,500	2,918,747
EMI Music Publishing
4.00% due 08/19/22		2,577,845	2,528,866
Internet Brands
4.75% due 07/08/21		2,150,478	2,076,996
Scout24 AG
4.25% due 02/12/21	EUR	1,818,050	1,965,272
Anaren, Inc.
5.50% due 02/18/21		1,512,968	1,467,579
9.25% due 08/18/21		275,000	250,938

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,4,8- 70.3% (continued)
Communications - 10.1% (continued)
Charter Communications Operating, LLC
3.00% due 01/03/21		$1,587,786	$1,554,046
Cumulus Media, Inc.
4.25% due 12/23/20		1,035,229	779,869
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	748,125
Total Communications			201,366,955
Consumer, Non-cyclical - 9.6%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21		17,884,403	17,712,354
5.50% due 03/21/19		1,250,000	1,244,688
5.50% due 12/09/22		900,000	893,700
Endo Luxembourg Finance Co.
3.75% due 09/25/22		16,800,000	16,555,055
Authentic Brands
5.50% due 05/27/21		13,402,804	13,157,130
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22		9,428,750	9,049,243
3.75% due 08/05/20		4,000,000	3,830,000
At Home Holding III Corp.
5.00% due 06/03/22		12,437,500	12,002,187
Hostess Brands
4.50% due 08/03/22		11,471,250	11,399,555
Pinnacle Foods Corp.
3.00% due 04/29/20		9,649,367	9,478,806
Dole Food Company, Inc.
4.50% due 11/01/18		8,429,895	8,359,674
Performance Food Group
6.25% due 11/14/19		8,146,734	8,112,762
CTI Foods Holding Co. LLC
8.25% due 06/28/21		7,420,000	6,678,000
4.50% due 06/29/20		1,319,625	1,243,747
Hill-Rom Holdings, Inc.
3.50% due 09/08/22		7,391,000	7,383,092
Pharmaceutical Product Development
4.25% due 08/18/22		5,653,919	5,484,302
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]		4,767,687	3,891,625
10.75% due 10/01/19[1]		2,000,000	1,305,000
Taxware Holdings
7.50% due 04/01/22†††,1		5,074,500	5,029,104
American Tire Distributors, Inc.
5.25% due 09/01/21		5,012,171	4,920,298
Sterigenics Norion Holdings
4.25% due 05/16/22		5,000,000	4,850,000
Physio-Control International, Inc.
5.50% due 06/06/22		4,800,000	4,704,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		4,611,849	4,427,375
Alere, Inc.
4.25% due 06/20/22		3,253,583	3,218,672
Hearthside Foods
4.50% due 06/02/21		3,130,661	3,062,819
Nellson Nutraceutical (US)
6.00% due 12/23/21		3,086,947	3,040,643
DJO Finance LLC
4.25% due 06/07/20		2,664,167	2,585,068
Serta Simmons Holdings LLC
4.25% due 10/01/19		2,602,371	2,580,069
Genoa Healthcare
4.50% due 05/02/22		2,587,000	2,509,390
Continental Foods
3.75% due 08/20/21	EUR	1,962,963	2,125,973
Grocery Outlet, Inc.
4.75% due 10/21/21		2,084,211	2,000,842
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		1,917,355	1,888,594
AdvancePierre Foods, Inc.
5.75% due 07/10/17		1,440,374	1,433,619
9.50% due 10/10/17		461,000	451,204
NES Global Talent
6.50% due 10/03/19		1,704,500	1,517,005
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21		1,200,287	1,188,284
Aramark Corp.
3.25% due 02/24/21		1,198,650	1,185,165
Fender Musical Instruments Corp.
5.75% due 04/03/19		796,489	785,872
Post Holdings
3.75% due 06/02/21		486,265	484,971
Targus Group International, Inc.
due 05/24/16[1,3]		225,329	141,169
Total Consumer, Non-cyclical			191,911,056
Financial - 6.8%
Alliant Holdings I L.P.
4.50% due 08/12/22		16,558,500	16,123,839
Transunion Holding Co.
3.50% due 04/09/21		16,347,940	15,850,635
National Financial Partners Corp.
4.50% due 07/01/20		14,223,948	13,631,236
Assured Partners, Inc.
5.75% due 10/21/22		13,100,000	12,990,877
HUB International Ltd.
4.00% due 10/02/20		12,508,208	11,773,350
Hyperion Insurance
5.50% due 04/29/22		11,711,500	11,535,828
York Risk Services
4.75% due 10/01/21		11,552,109	10,887,863
Magic Newco, LLC
5.00% due 12/12/18		7,424,590	7,409,146
American Stock Transfer & Trust
5.75% due 06/26/20		5,724,384	5,557,404
Expert Global Solutions
8.50% due 04/03/18		4,174,422	4,150,085
7.54% due 04/02/17†††,1		633,333	607,874

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4,8- 70.3% (continued)
Financial - 6.8% (continued)
Lineage Logistics LLC
4.50% due 04/07/21	$5,274,533	$4,747,079
WTG Holdings
4.75% due 01/15/21	4,146,486	4,058,373
LPL Financial Holdings, Inc.
4.75% due 11/21/22	3,825,000	3,815,438
Jefferies Finance LLC
4.50% due 05/14/20	3,830,750	3,792,443
Genex Services, Inc.
5.25% due 05/28/21	2,765,000	2,711,995
Fly Leasing Ltd.
3.50% due 08/09/19	2,424,375	2,396,495
USI Holdings Corp.
4.25% due 12/27/19	1,381,939	1,334,607
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[1]	1,570,307	1,012,848
9.25% due 06/10/20[1]	194,886	101,341
AmWINS Group, LLC
5.25% due 09/06/19	1,089,029	1,084,945
Total Financial		135,573,701
Basic Materials - 1.9%
Chromaflo Technologies
4.50% due 12/02/19	9,204,307	8,790,113
Univar, Inc.
4.25% due 07/01/22	8,578,500	8,286,574
Zep, Inc.
5.75% due 06/27/22	6,284,250	6,244,973
Platform Specialty Products
5.50% due 06/07/20	5,340,000	5,170,455
INEOS US Finance LLC
4.25% due 03/31/22	4,466,233	4,298,749
Ennis-Flint
4.25% due 03/31/21[1]	2,063,250	1,994,482
7.75% due 09/30/21[1]	270,000	248,400
Minerals Technologies, Inc.
3.77% due 05/10/21	1,141,916	1,136,207
Hoffmaster Group, Inc.
5.25% due 05/08/20	940,452	923,214
Atkore International, Inc.
7.75% due 10/08/21[1]	400,000	348,000
Total Basic Materials		37,441,167
Energy - 1.3%
Veresen Midstream LP
5.25% due 03/31/22	11,314,500	11,144,782
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16	9,000,000	8,910,000
PSS Companies
5.50% due 01/28/20	5,653,580	4,522,864
Floatel International Ltd.
6.00% due 06/26/20	3,304,212	1,447,245
Total Energy		26,024,891
Utilities - 0.5%
Stonewall (Green Energy)
6.50% due 11/12/21	5,950,000	5,474,000
Panda Temple II Power
7.25% due 04/03/19	4,500,000	3,960,000
Total Utilities		9,434,000
Total Senior Floating Rate Interests
(Cost $1,464,273,567)		1,399,288,342

COLLATERALIZED MORTGAGE OBLIGATIONS††- 7.9%
Residential Mortgage-Backed Securities - 7.7%
LSTAR Securities Investment Trust
2015-4, 2.24% due 04/01/20[4,5]	12,120,964	11,946,724
2014-1, 3.53% due 09/01/21[4,5]	7,712,619	7,668,657
2015-5, 2.24% due 04/03/17[4,5]	6,551,369	6,392,170
2015-2, 2.24% due 01/01/20[4,5]	4,928,485	4,851,601
2015-10, 2.43% due 11/02/20[4,5]	4,895,919	4,811,772
2015-1, 2.43% due 01/01/20[4,5]	4,601,768	4,495,007
2015-3, 2.43% due 03/01/20[4,5]	1,946,561	1,896,534
Lehman XS Trust Series
2007-15N, 0.47% due 08/25/37[4]	6,701,560	5,162,929
2005-9N, 0.69% due 02/25/36[4]	3,664,708	2,919,620
2007-2N, 0.60% due 02/25/37[4]	4,017,922	2,877,138
2006-16N, 0.61% due 11/25/46[4]	3,597,906	2,816,429
RALI Series Trust
2006-QO2, 0.64% due 02/25/46[4]	9,773,172	4,163,544
2007-QO4, 0.61% due 05/25/47[4]	4,158,087	3,235,386
2006-QO10, 0.58% due 01/25/37[4]	4,097,549	3,020,326
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.63% due 05/25/46[4]	6,587,741	5,396,750
2005-AR18, 1.20% due 10/25/36[4]	4,516,250	3,370,026
Home Equity Asset Trust
2005-9, 0.83% due 04/25/36[4]	10,000,000	8,200,220
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[4,5]	8,591,012	7,981,909
GSAA Home Equity Trust
2006-14, 0.59% due 09/25/36[4]	13,206,477	6,635,568
2007-7, 0.69% due 07/25/37[4]	1,102,643	951,690

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 7.9% (continued)
Residential Mortgage-Backed Securities - 7.7% (continued)
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[4]	$4,359,957	$4,218,540
2006-AR1, 0.71% due 02/25/36[4]	2,784,927	2,179,175
American Home Mortgage Investment Trust
2006-1, 0.82% due 03/25/46[4]	6,848,802	5,546,631
Banc of America Funding Trust
2015-R4, 0.36% due 01/27/35†††,4,5	5,418,631	4,886,956
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.07% due 07/25/47[4]	6,053,015	4,875,800
Nomura Resecuritization Trust
2015-4R, 0.59% due 03/26/36[4,5]	2,987,218	2,645,779
2012-1R, 0.86% due 08/27/47[4,5]	2,340,736	2,209,421
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.68% due 04/25/36[4]	4,300,000	4,035,911
2007-BC1, 0.55% due 02/25/37[4]	900,000	792,686
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/54[5]	3,914,171	3,889,903
American Home Mortgage Assets Trust
2006-4, 0.63% due 10/25/46[4]	5,366,092	3,426,663
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.10% due 11/25/46[4]	4,341,729	2,977,590
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[4,5]	3,117,682	2,903,956
HarborView Mortgage Loan Trust
2005-13, 0.68% due 02/19/36[4]	3,742,171	2,761,179
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.61% due 07/25/37[4]	2,887,917	2,113,687
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[4]	2,250,000	2,102,236
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.56% due 07/25/37[4,5]	2,303,286	1,990,701
Morgan Stanley Re-REMIC Trust
2010-R5, 0.58% due 06/26/36[4,5]	1,268,656	917,322
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.59% due 06/25/47[4]	878,080	676,234
Alliance Bancorp Trust
2007-OA1, 0.66% due 07/25/37[4]	862,261	543,251
New Century Home Equity Loan Trust
2004-4, 1.22% due 02/25/35[4]	454,351	366,619
Asset Backed Securities Corporation Home Equity Loan Trust
2004-HE8, 1.47% due 12/25/34[4]	295,354	283,346
Total Residential Mortgage-Backed Securities		155,137,586
Commercial Mortgage-Backed Securities - 0.2%
CSMC Series
2014-ICE, 2.48% due 04/15/27[4,5]	3,100,000	3,069,648
Total Collateralized Mortgage Obligations
(Cost $160,596,465)		158,207,234

CORPORATE BONDS††,8- 7.6%
Energy - 1.5%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,059,999
5.63% due 04/15/23	4,200,000	3,685,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	4,630,500
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	4,185,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[5]	3,500,000	3,325,000
Unit Corp.
6.63% due 05/15/21	4,000,000	2,880,000
Gibson Energy, Inc.
6.75% due 07/15/21[5]	2,905,000	2,781,538
FTS International, Inc.
8.01% due 06/15/20[4,5]	2,950,000	2,006,720
6.25% due 05/01/22	1,250,000	350,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
CORPORATE BONDS††,8- 7.6% (continued)
Energy - 1.5% (continued)
Ultra Resources, Inc.
4.66% due 10/12/22†††,1		$1,800,000	$1,123,686
Ultra Petroleum Corp.
5.75% due 12/15/18		4,680,000	1,123,200
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20		2,750,000	577,500
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]		1,375,000	281,875
7.75% due 01/15/21[1]		125,000	24,922
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22		850,000	153,000
Total Energy			32,188,440
Consumer, Non-cyclical - 1.2%
Tenet Healthcare Corp.
4.01% due 06/15/20[4]		15,000,000	14,625,000
Vector Group Ltd.
7.75% due 02/15/21		6,890,000	7,268,950
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]		1,754,000	1,775,925
Total Consumer, Non-cyclical			23,669,875
Communications - 1.1%
Interoute Finco plc
6.25% due 10/15/20	EUR	7,250,000	8,055,555
Level 3 Financing, Inc.
4.10% due 01/15/18[4]		4,210,000	4,225,788
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[5]		4,000,000	4,049,999
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[5]		1,825,000	1,923,094
MDC Partners, Inc.
6.75% due 04/01/20[5]		1,000,000	1,030,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22		600,000	618,000
UPCB Finance VI Ltd.
6.88% due 01/15/22[5]		477,000	504,428
TIBCO Software, Inc.
11.38% due 12/01/21[5]		550,000	459,938
Avaya, Inc.
7.00% due 04/01/19[5]		610,000	451,400
Total Communications			21,318,202
Financial - 1.0%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		5,000,000	4,887,500
4.88% due 03/15/19		1,750,000	1,734,250
6.00% due 08/01/20		1,700,000	1,714,280
Kennedy-Wilson, Inc.
5.87% due 04/01/24		6,705,000	6,470,325
Credit Acceptance Corp.
6.13% due 02/15/21		1,400,000	1,372,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5]		1,050,000	931,875
National Financial Partners Corp.
9.00% due 07/15/21[5]		850,000	777,750
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[5]		650,000	650,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[5]		450,000	459,000
Total Financial			18,996,980
Technology - 0.8%
First Data Corp.
5.75% due 01/15/24[5]		5,200,000	5,122,000
5.38% due 08/15/23[5]		4,500,000	4,522,500
5.00% due 01/15/24[5]		1,750,000	1,741,250
Infor US, Inc.
5.75% due 08/15/20[5]		3,250,000	3,274,375
NCR Corp.
6.38% due 12/15/23		800,000	788,000
Total Technology			15,448,125
Industrial - 0.7%
CEVA Group plc
7.00% due 03/01/21[5]		5,800,000	4,814,000
BMBG Bond Finance SCA
4.95% due 10/15/20[4,5]	EUR	4,000,000	4,368,369
Anixter, Inc.
5.50% due 03/01/23		3,000,000	3,015,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[9]		1,525,000	1,349,625
Total Industrial			13,546,994
Utilities - 0.6%
AES Corp.
3.41% due 06/01/19[4]		8,000,000	7,340,000
5.50% due 04/15/25		1,150,000	1,014,875
Terraform Global Operating LLC
9.75% due 08/15/22[5]		4,600,000	3,668,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]		630,000	623,700
Total Utilities			12,647,075
Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21		4,615,000	3,922,750
WMG Acquisition Corp.
6.75% due 04/15/22[5]		2,280,000	1,972,200
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[5]		1,000,000	1,055,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††,[8]- 7.6% (continued)
Consumer, Cyclical - 0.4% (continued)
Men's Wearhouse, Inc.
7.00% due 07/01/22	$525,000	$372,750
Total Consumer, Cyclical		7,322,700
Diversified - 0.2%
Opal Acquisition, Inc.
8.88% due 12/15/21[5]	3,195,000	2,651,850
HRG Group, Inc.
7.88% due 07/15/19	490,000	512,050
Total Diversified		3,163,900
Basic Materials - 0.1%
Kaiser Aluminum Corp.
8.25% due 06/01/20	1,300,000	1,358,500
TPC Group, Inc.
8.75% due 12/15/20[5]	1,455,000	945,750
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,221,786	366,536
1.00% due 09/10/44†††,1	25,570	–
Eldorado Gold Corp.
6.13% due 12/15/20[5]	265,000	231,875
Total Basic Materials		2,902,661
Total Corporate Bonds
(Cost $175,624,164)		151,204,952

ASSET-BACKED SECURITIES††- 5.1%
Collateralized Loan Obligations - 3.0%
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	6,000,000	5,263,972
ACIS CLO Ltd.
2013-2A, 4.17% due 10/14/22[4,5]	1,800,000	1,755,489
2013-1A, 4.82% due 04/18/24[4,5]	1,000,000	999,439
2015-6A, 3.70% due 05/01/27[4,5]	1,000,000	997,030
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.08% due 02/05/27[4,5]	3,750,000	3,652,196
Avery
2013-3X, due 01/18/25[6]	4,300,020	3,603,847
Fortress Credit Funding V, LP
2015-5A, 4.01% due 08/15/22[4,5]	3,500,000	3,488,071
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.14% due 10/10/26[4,5]	3,500,000	3,390,730
Newstar Commercial Loan Funding LLC
2013-1A, 5.12% due 09/20/23[4,5]	2,750,000	2,589,924
2013-1A, 5.87% due 09/20/23[4,5]	250,000	242,683
2014-1A, 5.06% due 04/20/25[4,5]	250,000	235,577
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,6]	3,000,000	2,726,697
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.36% due 08/15/23[4,5]	2,600,000	2,461,338
ALM XIV Ltd.
2014-14A, 3.77% due 07/28/26[4,5]	2,650,000	2,433,473
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.82% due 10/15/26[4,5]	2,500,000	2,320,609
Telos CLO Ltd.
2007-2A, 2.52% due 04/15/22[4,5]	1,100,000	1,078,588
2013-3A, 4.57% due 01/17/24[4,5]	1,050,000	987,505
Symphony CLO X Ltd.
2015-10A, 3.17% due 07/23/23[4,5]	2,000,000	1,986,129
Shackleton I CLO Ltd.
2012-1A, 3.66% due 08/14/23[4,5]	2,000,000	1,969,225
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[4,5]	2,000,000	1,940,707
MCF CLO I LLC
2013-1A, 3.87% due 04/20/23[4,5]	1,500,000	1,478,429
Dryden XXVIII Senior Loan Fund
2013-28A, 3.06% due 08/15/25[4,5]	1,500,000	1,422,516
Grayson CLO Ltd.
2006-1A, 0.74% due 11/01/21[4,5]	1,200,000	1,079,667
Cerberus Onshore II CLO LLC
2014-1A, 4.32% due 10/15/23[4,5]	600,000	577,081
2014-1A, 3.82% due 10/15/23[4,5]	500,000	496,521
Churchill Financial Cayman Ltd.
2007-1A, 2.92% due 07/10/19[4,5]	1,000,000	989,502
COA Summit CLO Limited
2014-1A, 4.17% due 04/20/23[4,5]	1,000,000	987,821
Gramercy Park CLO Ltd.
2014-1A, 4.37% due 07/17/23[4,5]	1,000,000	977,001
Venture XI CLO Ltd.
2015-11A, 3.31% due 11/14/22[4,5]	1,000,000	966,463

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 5.1% (continued)
Collateralized Loan Obligations - 3.0% (continued)
NewStar Commercial Loan Trust
2007-1A, 1.71% due 09/30/22[4,5]	$500,000	$479,643
2007-1A, 2.71% due 09/30/22[4,5]	500,000	468,432
Garrison Funding Ltd.
2013-2A, 5.02% due 09/25/23[4,5]	750,000	747,295
Shackleton II CLO Ltd.
2012-2A, 4.37% due 10/20/23[4,5]	750,000	729,106
Westchester CLO Ltd.
2007-1A, 0.67% due 08/01/22[4,5]	750,000	708,203
KKR Financial CLO Ltd.
2007-1X, 5.36% due 05/15/21	650,000	653,894
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.62% due 07/25/25[4,5]	600,000	579,962
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,6]	1,250,000	553,800
Kingsland III Ltd.
2006-3A, 1.98% due 08/24/21[4,5]	500,000	481,014
Westwood CDO I Ltd.
2007-1A, 1.27% due 03/25/21[4,5]	500,000	469,895
Kingsland IV Ltd.
2007-4A, 1.77% due 04/16/21[4,5]	500,000	453,306
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[4,5]	500,000	444,128
Eastland CLO Ltd.
2007-1A, 0.73% due 05/01/22[4,5]	350,000	331,439
Black Diamond CLO Delaware Corp.
2005-2A, 2.42% due 01/07/18[4,5]	250,000	245,993
Great Lakes CLO Ltd.
2014-1A, 4.52% due 04/15/25[4,5]	250,000	231,191
TCW Global Project Fund III Ltd.
2005-1A, 1.26% due 09/01/17[4,5]	180,389	179,596
Total Collateralized Loan Obligations		60,855,127
Collateralized Debt Obligations - 1.8%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.64% due 08/15/56[4,5]	10,808,049	10,137,918
PFP 2015-2 Ltd.
2015-2, 3.02% due 07/14/34[4,5]	5,000,000	4,983,644
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	4,799,368	4,535,287
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[4,5]	4,441,008	4,206,309
N-Star REL CDO VIII Ltd.
2006-8A, 0.79% due 02/01/41[4,5]	3,250,000	3,040,348
2006-8A, 0.72% due 02/01/41[4,5]	1,096,920	1,061,225
N-Star Real Estate CDO IX Ltd.
0.56% due 02/01/41[1]	2,961,683	2,865,575
DIVCORE CLO Ltd.
2013-1A, 4.23% due 11/15/32[4,5]	1,600,000	1,573,927
Highland Park CDO I Ltd.
2006-1A, 0.72% due 11/25/51[4,5]	961,313	913,652
Putnam Structured Product CDO Ltd.
2002-1A, 1.10% due 01/10/38[4,5]	925,107	879,484
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[4,5]	802,039	781,782
Total Collateralized Debt Obligations		34,979,151
Transport-Aircraft - 0.3%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[5]	3,374,314	3,293,330
2014-1, 7.50% due 02/15/29[5]	2,486,336	2,442,826
Airplanes Pass Through Trust
2001-1A, 0.88% due 03/15/19[4,9]	1,620,327	481,237
Total Transport-Aircraft		6,217,393
Insurance - 0.0%
Northwind Holdings LLC
2007-1A, 1.11% due 12/01/37[4,5]	348,300	320,436

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 5.1% (continued)
Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[5]	$142,514	$115,280
Total Asset-Backed Securities
(Cost $102,791,260)		102,487,387
SENIOR FIXED RATE INTERESTS††- 0.6%
Communications - 0.4%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	7,780,000	7,702,200
Consumer, Cyclical - 0.2%
Men's Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	3,963,651
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	500,000	533,125
Total Senior Fixed Rate Interests
(Cost $12,979,620)		12,198,976

COMMERCIAL PAPER†† - 4.1%
Reed Elsevier Incorporated
0.60% due 01/05/16	16,000,000	15,998,933
Diageo Capital plc
0.73% due 01/04/16	15,000,000	14,999,088
COX Enterprises, Inc.
0.97% due 01/25/16[5]	15,000,000	14,990,000
American Water Capital Corp.
0.60% due 01/04/16	10,000,000	9,999,500
Nissan Motor Acceptance Corp.
0.77% due 01/28/16	10,000,000	9,994,225
Ryder System, Inc.
0.77% due 01/19/16	9,600,000	9,596,304
The Clorox Co.
0.68% due 01/25/16	6,000,000	5,997,280
Total Commercial Paper
(Cost $81,575,330)		81,575,330
Total Investments - 101.1%
(Cost $2,109,173,259)		$2,014,452,663
Other Assets & Liabilities, net - (1.1)%		(21,552,596)
Total Net Assets - 100.0%		$1,992,900,067

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
BNY Mellon	(62,138,000)	EUR	01/11/16	$68,247,408	$67,548,972	$698,436
BNY Mellon	(18,335,000)	GBP	01/11/16	27,530,971	27,030,486	500,485
						$1,198,921

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Affiliated issuer.
[3]	Security with no rate was unsettled at December 31, 2015.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $252,776,846 (cost $262,914,070), or 12.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Residual interest.
[7]	Rate indicated is the 7 day yield as of December 31, 2015.
[8]	The face amount is denominated in U.S. dollars unless otherwise noted.
[9]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,830,862 (cost $2,776,229), or 0.1% of total net assets — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$102,487,387	$—	$—	$102,487,387
Collateralized Mortgage Obligations	—	—	153,320,278	—	4,886,956	158,207,234
Commercial Paper	—	—	81,575,330	—	—	81,575,330
Common Stocks	—	—	—	—	347	347
Corporate Bonds	—	—	149,714,730	—	1,490,222	151,204,952
Currency Contracts	—	—	—	1,198,921	—	1,198,921
Mutual Funds	25,051,512	—	—	—	—	25,051,512
Senior Fixed Rate Interests	—	—	12,198,976	—	—	12,198,976
Senior Floating Rate Interests	—	—	1,354,576,321	—	44,712,021	1,399,288,342
Short Term Investments	84,438,583	—	—	—	—	84,438,583
Total	$109,490,095	$—	$1,853,873,022	$1,198,921	$51,089,546	$2,015,651,584

*	Other financial instruments may include futures contracts, foreign currency contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 33.6%
Gilead Sciences, Inc.	45,914	$4,646,037
AbbVie, Inc.	73,250	4,339,329
Procter & Gamble Co.	52,782	4,191,419
Medtronic plc	54,082	4,159,987
Kimberly-Clark Corp.	28,006	3,565,164
Kroger Co.	82,479	3,450,097
Cardinal Health, Inc.	36,741	3,279,869
J.M. Smucker Company	25,810	3,183,405
PepsiCo, Inc.	29,879	2,985,510
Johnson & Johnson	27,755	2,850,993
General Mills, Inc.	48,817	2,814,788
Biogen, Inc.*	9,062	2,776,143
Coca-Cola Co.	60,070	2,580,607
ManpowerGroup, Inc.	29,485	2,485,291
RR Donnelley & Sons Co.	145,644	2,143,880
Pfizer, Inc.	61,627	1,989,320
Becton Dickinson and Co.	12,575	1,937,682
Kellogg Co.	25,418	1,836,959
Amgen, Inc.	11,117	1,804,623
Quest Diagnostics, Inc.	23,398	1,664,534
St. Jude Medical, Inc.	23,771	1,468,335
Campbell Soup Co.	26,454	1,390,158
CR Bard, Inc.	6,777	1,283,835
Allergan plc*	3,685	1,151,563
Danaher Corp.	11,473	1,065,612
DaVita HealthCare Partners, Inc.*	9,953	693,824
Dr Pepper Snapple Group, Inc.	7,251	675,793
PAREXEL International Corp.*	9,197	626,500
Anthem, Inc.	3,551	495,151
Total Consumer, Non-cyclical		67,536,408
Consumer, Cyclical - 15.4%
CVS Health Corp.	44,002	4,302,075
Wal-Mart Stores, Inc.	66,989	4,106,425
Walgreens Boots Alliance, Inc.	45,855	3,904,782
Delta Air Lines, Inc.	56,954	2,886,998
Ford Motor Co.	178,943	2,521,307
Southwest Airlines Co.	52,074	2,242,306
Ingram Micro, Inc. — Class A	67,523	2,051,349
WW Grainger, Inc.	9,631	1,951,144
Best Buy Company, Inc.	46,899	1,428,075
Kohl's Corp.	26,804	1,276,675
Target Corp.	17,512	1,271,546
Costco Wholesale Corp.	6,411	1,035,377
Harley-Davidson, Inc.	16,158	733,412
GameStop Corp. — Class A	23,163	649,491
Alaska Air Group, Inc.	7,978	642,309
Total Consumer, Cyclical		31,003,271
Technology - 13.4%
Apple, Inc.	86,225	9,076,043
Microsoft Corp.	59,741	3,314,431
Oracle Corp.	68,628	2,506,981
QUALCOMM, Inc.	47,078	2,353,194
Intel Corp.	62,726	2,160,911
International Business Machines Corp.	12,866	1,770,618
NetApp, Inc.	53,952	1,431,347
Synopsys, Inc.*	31,080	1,417,559
Teradata Corp.*	53,238	1,406,548
Teradyne, Inc.	38,912	804,311
Cognizant Technology Solutions Corp. — Class A*	11,153	669,403
Total Technology		26,911,346
Industrial - 11.3%
Boeing Co.	27,460	3,970,442
FedEx Corp.	23,296	3,470,871
General Electric Co.	88,962	2,771,166
United Technologies Corp.	27,633	2,654,702
CSX Corp.	84,488	2,192,464
Caterpillar, Inc.	31,429	2,135,915
Cummins, Inc.	21,911	1,928,387
Union Pacific Corp.	18,211	1,424,100
Fluor Corp.	18,897	892,316
Raytheon Co.	5,797	721,901
Rockwell Automation, Inc.	6,204	636,592
Total Industrial		22,798,856
Communications - 8.4%
Cisco Systems, Inc.	136,336	3,702,204
AT&T, Inc.	107,045	3,683,418
Alphabet, Inc. — Class A*	3,718	2,892,641
Facebook, Inc. — Class A*	17,501	1,831,655
Amazon.com, Inc.*	2,579	1,743,120
Discovery Communications, Inc. — Class A*	46,140	1,231,015
Omnicom Group, Inc.	8,372	633,426
Viacom, Inc. — Class B	14,963	615,877
Motorola Solutions, Inc.	8,726	597,295
Total Communications		16,930,651
Financial - 7.0%
JPMorgan Chase & Co.	81,964	5,412,082
Wells Fargo & Co.	37,139	2,018,876
Principal Financial Group, Inc.	43,774	1,968,955
Capital One Financial Corp.	23,878	1,723,514
American Financial Group, Inc.	14,188	1,022,671
Discover Financial Services	12,910	692,234
AvalonBay Communities, Inc.	3,375	621,439
Progressive Corp.	19,497	620,005
Total Financial		14,079,776
Energy - 5.5%
Chevron Corp.	25,679	2,310,084
Valero Energy Corp.	26,815	1,896,089
EOG Resources, Inc.	14,951	1,058,381
First Solar, Inc.*	15,606	1,029,840
Spectra Energy Corp.	41,442	992,121
Schlumberger Ltd.	11,384	794,034
ConocoPhillips	16,361	763,895
FMC Technologies, Inc.*	20,420	592,384
Phillips 66	7,158	585,524
Oceaneering International, Inc.	15,525	582,498
Marathon Oil Corp.	41,183	518,494
Total Energy		11,123,344
Utilities - 3.7%
Consolidated Edison, Inc.	51,771	3,327,322
Entergy Corp.	46,935	3,208,477
NextEra Energy, Inc.	7,552	784,577
Total Utilities		7,320,376

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Basic Materials - 1.7%
Newmont Mining Corp.	129,351	$2,327,024
Dow Chemical Co.	11,065	569,626
Mosaic Co.	20,108	554,780
Total Basic Materials		3,451,430
Total Common Stocks
(Cost $201,225,372)		201,155,458

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[1]	1,029,716	1,029,716
Total Short Term Investments
(Cost $1,029,716)		1,029,716
Total Investments - 100.5%
(Cost $202,255,088)		$202,185,174
Other Assets & Liabilities, net - (0.5)%		(1,037,390)
Total Net Assets - 100.0%		$201,147,784

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$201,155,458	$—	$—	$201,155,458
Short Term Investments	1,029,716	—	—	1,029,716
Total	$202,185,174	$—	$—	$202,185,174

For the period ended December 31, 2015, there were no transfers between levels.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 0.3%
Consumer, Cyclical - 0.3%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	$536,801
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	47,759
Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	8,257	18,578
Diversified - 0.0%
Leucadia National Corp.	81	1,409
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,044,540	76
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	8	70
Total Common Stocks
(Cost $758,399)		604,693

PREFERRED STOCKS†† - 2.3%
Industrial - 1.1%
Seaspan Corp. 6.38% due 04/30/19[1]	80,000	1,944,000
U.S. Shipping Corp.*,1	14,718	29,436
Total Industrial		1,973,436
Financial - 1.0%
Morgan Stanley 6.38%[2,3]	46,000	1,220,840
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	22,915	590,978
Total Financial		1,811,818
Communications - 0.2%
Medianews Group, Inc.*	11,074	359,905
Total Preferred Stocks
(Cost $4,265,971)		4,145,159

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.01%[8]	3,007,226	3,007,226
Total Short Term Investments
(Cost $3,007,226)		3,007,226

	Face Amount
CORPORATE BONDS††,9- 74.5%
Communications - 13.7%
Sprint Communications, Inc.
9.00% due 11/15/18[4]		$1,250,000	1,315,625
7.00% due 03/01/20[4]		850,000	852,125
MDC Partners, Inc.
6.75% due 04/01/20[4,5]		2,000,000	2,060,000
T-Mobile US, Inc.
6.50% due 01/15/26		1,750,000	1,766,608
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21		1,600,000	1,696,000
Neptune Finco Corp.
6.63% due 10/15/25[4]		1,400,000	1,455,999
DISH DBS Corp.
5.88% due 07/15/22		750,000	699,375
5.87% due 11/15/24		550,000	489,500
Interoute Finco plc
7.37% due 10/15/20	EUR	1,000,000	1,138,821
Virgin Media Secured Finance plc
5.25% due 01/15/26[4]		1,050,000	1,021,125
CSC Holdings LLC
5.25% due 06/01/24		700,000	614,250
6.75% due 11/15/21		400,000	393,000
CCOH Safari LLC
5.75% due 02/15/26		1,000,000	1,002,500
Sirius XM Radio, Inc.
5.38% due 04/15/25[4]		900,000	905,625
Altice US Finance I Corp.
5.38% due 07/15/23[4]		900,000	902,250
TIBCO Software, Inc.
11.38% due 12/01/21[4,5]		1,000,000	836,250
Avaya, Inc.
7.00% due 04/01/19[4]		1,050,000	777,000
Level 3 Financing, Inc.
5.38% due 05/01/25		750,000	746,250
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		800,000	744,000
Numericable-SFR SAS
6.00% due 05/15/22[4]		650,000	630,500
CCO Safari II LLC
4.46% due 07/23/22		600,000	597,906
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.00% due 01/15/25[4]		600,000	573,000
UPCB Finance IV Ltd.
5.38% due 01/15/25[4]		600,000	565,500
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[4]		500,000	506,250
Cogent Communications Group, Inc.
5.38% due 03/01/22[4]		400,000	389,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD	500,000	354,023
Inmarsat Finance plc
4.88% due 05/15/22[4]		350,000	341,250
Cable One, Inc.
5.75% due 06/15/22[4]		300,000	298,500
CenturyLink, Inc.
5.63% due 04/01/25		350,000	295,750
Sprint Corp.
7.63% due 02/15/25		100,000	73,000
Total Communications			24,040,982
Consumer, Non-cyclical - 10.8%
Vector Group Ltd.
7.75% due 02/15/21[5]		2,630,000	2,774,650
ADT Corp.
6.25% due 10/15/21[5]		1,200,000	1,253,460
3.50% due 07/15/22		850,000	760,750
HCA, Inc.
5.88% due 02/15/26		1,900,000	1,907,125

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
CORPORATE BONDS††,9- 74.5% (continued)
Consumer, Non-cyclical - 10.8% (continued)
Tenet Healthcare Corp.
4.01% due 06/15/20[2]		$1,850,000	$1,803,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]		1,650,000	1,476,750
Bumble Bee Holdco SCA
9.62% due 03/15/18[4]		1,424,000	1,424,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		1,250,000	1,265,625
Nathan's Famous, Inc.
10.00% due 03/15/20[4]		1,000,000	1,037,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]		845,000	859,788
Central Garden & Pet Co.
6.13% due 11/15/23		800,000	808,000
WEX, Inc.
4.75% due 02/01/23[4]		800,000	728,000
US Foods, Inc.
8.50% due 06/30/19		695,000	715,850
Halyard Health, Inc.
6.25% due 10/15/22		550,000	547,250
CHS/Community Health Systems, Inc.
5.13% due 08/15/18		500,000	502,500
DaVita HealthCare Partners, Inc.
5.00% due 05/01/25		450,000	434,250
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[4]		400,000	390,000
MEDNAX, Inc.
5.25% due 12/01/23[4]		350,000	351,750
R&R Ice Cream plc
8.25% due 05/15/20[10]	AUD	200,000	150,118
Total Consumer, Non-cyclical			19,191,116
Financial - 9.6%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]		1,900,000	1,686,249
7.50% due 04/15/21[4]		1,000,000	880,000
Kennedy-Wilson, Inc.
5.87% due 04/01/24		1,900,000	1,833,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		900,000	879,750
6.00% due 08/01/20		550,000	554,620
American Equity Investment Life Holding Co.
6.63% due 07/15/21[5]		1,350,000	1,403,999
National Financial Partners Corp.
9.00% due 07/15/21[4]		1,500,000	1,372,500
Iron Mountain, Inc.
6.12% due 09/15/22	GBP	850,000	1,289,379
Citigroup, Inc.
6.30%[2,3]		700,000	682,500
5.95%[2,3]		450,000	433,125
GEO Group, Inc.
5.88% due 01/15/22		900,000	886,500
NewStar Financial, Inc.
7.25% due 05/01/20		800,000	776,000
Bank of America Corp.
6.10%[2,3]		700,000	709,625
Wilton Re Finance LLC
5.87% due 03/30/33[2,4]		650,000	681,974
Digital Delta Holdings LLC
4.75% due 10/01/25		600,000	605,315
EPR Properties
5.75% due 08/15/22		450,000	472,438
Lock AS
7.00% due 08/15/21	EUR	400,000	452,964
Compass Bank
3.88% due 04/10/25		450,000	412,457
Greystar Real Estate Partners LLC
8.25% due 12/01/22[4]		310,000	321,625
Majid AL Futtaim Holding
7.12% due 12/31/49		300,000	303,312
Quicken Loans, Inc.
5.75% due 05/01/25[4]		250,000	238,125
Credit Acceptance Corp.
6.13% due 02/15/21		200,000	196,000
Total Financial			17,071,957
Consumer, Cyclical - 9.1%
WMG Acquisition Corp.
6.75% due 04/15/22[4,5]		2,400,000	2,076,000
6.00% due 01/15/21[4]		350,000	351,750
5.63% due 04/15/22[4]		350,000	337,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		1,300,000	1,059,500
6.50% due 05/01/21		650,000	552,500
6.75% due 01/15/22		450,000	379,125
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]		1,750,000	1,846,250
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22		1,500,000	1,451,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]		1,400,000	1,247,750
Hanesbrands, Inc.
6.38% due 12/15/20		1,200,000	1,242,000
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		650,000	672,750
Wyndham Worldwide Corp.
5.10% due 10/01/25		650,000	656,531

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
CORPORATE BONDS††,9- 74.5% (continued)
Consumer, Cyclical - 9.1% (continued)
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		$650,000	$523,250
5.75% due 03/01/25		100,000	81,000
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]		550,000	564,438
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		500,000	498,750
VWR Funding, Inc.
4.62% due 04/15/22	EUR	450,000	477,017
Interval Acquisition Corp.
5.63% due 04/15/23		400,000	397,000
QVC, Inc.
4.85% due 04/01/24		400,000	382,832
Men's Wearhouse, Inc.
7.00% due 07/01/22[5]		450,000	319,500
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		300,000	316,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[4]		300,000	297,000
L Brands, Inc.
6.88% due 11/01/35[4]		250,000	256,875
Lennar Corp.
4.88% due 12/15/23		150,000	149,250
Total Consumer, Cyclical			16,136,568
Technology - 8.7%
First Data Corp.
5.75% due 01/15/24[4]		2,100,000	2,068,500
5.00% due 01/15/24[4]		950,000	945,250
5.38% due 08/15/23[4]		550,000	552,750
7.00% due 12/01/23[4]		350,000	350,000
Open Text Corp.
5.63% due 01/15/23[4]		2,200,000	2,178,000
NCR Corp.
6.38% due 12/15/23[5]		1,150,000	1,132,750
5.88% due 12/15/21		1,000,000	985,000
Epicor Software
9.24% due 06/21/23†††		2,000,000	1,944,551
Micron Technology, Inc.
5.25% due 08/01/23[5]		1,850,000	1,660,375
Aspect Software, Inc.
10.63% due 05/15/17[1]		1,235,000	963,300
Infor US, Inc.
6.50% due 05/15/22		1,000,000	845,000
Audatex North America, Inc.
6.13% due 11/01/23[4]		800,000	805,000
Microsoft Corp.
4.20% due 11/03/35		450,000	459,521
Applied Materials, Inc.
3.90% due 10/01/25		450,000	452,423
Total Technology			15,342,420
Energy - 8.5%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,200,000	1,110,000
5.63% due 02/01/21		1,100,000	1,012,000
5.63% due 04/15/23		250,000	219,375
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[4,5]		2,450,000	2,327,500
CONSOL Energy, Inc.
8.00% due 04/01/23[4]		1,300,000	864,500
5.88% due 04/15/22		950,000	589,000
Antero Resources Corp.
5.63% due 06/01/23		800,000	624,000
5.13% due 12/01/22		300,000	228,000
5.38% due 11/01/21		250,000	200,000
Unit Corp.
6.63% due 05/15/21		1,300,000	936,000
Keane Group Holdings LLC
8.50% due 08/08/19†††,1		975,000	741,000
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20		650,000	414,375
6.38% due 06/15/23		650,000	325,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20		980,000	720,300
FTS International, Inc.
8.01% due 06/15/20[2,4]		700,000	476,171
6.25% due 05/01/22		700,000	196,000
Comstock Resources, Inc.
10.00% due 03/15/20[4]		1,350,000	621,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1]		1,450,000	289,094
9.25% due 08/15/21[1]		1,100,000	225,500
TerraForm Power Operating LLC
5.88% due 02/01/23[4]		400,000	331,000
6.13% due 06/15/25[4]		225,000	181,125
Gibson Energy, Inc.
6.75% due 07/15/21[4]		500,000	478,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		1,090,000	228,900
8.00% due 12/01/20		965,000	202,650
Ultra Resources, Inc.
4.51% due 10/12/20†††,1		600,000	393,594
SandRidge Energy, Inc.
8.75% due 06/01/20[4]		1,100,000	334,125
7.50% due 03/15/21		250,000	26,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
CORPORATE BONDS††,9- 74.5% (continued)
Energy - 8.5% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22		$1,750,000	$315,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21		300,000	255,000
Ultra Petroleum Corp.
5.75% due 12/15/18		500,000	120,000
IronGate Energy Services LLC
11.00% due 07/01/18[10]		120,000	66,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[6,10]		209,500	39,805
SemGroup, LP
8.75% due 11/15/15†††,1		1,300,000	1
Total Energy			15,091,015
Industrial - 7.5%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.13% due 04/15/19		1,300,000	1,323,563
7.88% due 08/15/19		800,000	830,000
Novelis, Inc.
8.75% due 12/15/20		1,250,000	1,146,875
8.38% due 12/15/17		450,000	437,625
Amsted Industries, Inc.
5.38% due 09/15/24[4]		1,300,000	1,274,000
CEVA Group plc
7.00% due 03/01/21[4]		1,300,000	1,079,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]		1,050,000	1,042,125
Moto Finance plc
6.37% due 09/01/20	GBP	650,000	984,079
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[4]		825,000	858,000
CNH Industrial Capital LLC
4.38% due 11/06/20		800,000	754,000
LMI Aerospace, Inc.
7.38% due 07/15/19		761,000	753,390
Anixter, Inc.
5.50% due 03/01/23		650,000	653,250
Actuant Corp.
5.63% due 06/15/22		600,000	612,000
BMBG Bond Finance SCA
4.95% due 10/15/20[2,4]	EUR	550,000	600,651
Hexcel Corp.
4.70% due 08/15/25		400,000	396,106
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[10]		350,000	309,750
Moog, Inc.
5.25% due 12/01/22[4]		200,000	202,000
Total Industrial			13,256,414
Utilities - 2.5%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]		1,955,000	1,935,450
AES Corp.
5.50% due 03/15/24		1,000,000	892,500
4.88% due 05/15/23		350,000	306,250
7.38% due 07/01/21		300,000	306,000
Terraform Global Operating LLC
9.75% due 08/15/22[4]		1,200,000	957,000
Total Utilities			4,397,200
Diversified - 2.2%
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,969,825
Opal Acquisition, Inc.
8.88% due 12/15/21[4]		2,300,000	1,909,000
Total Diversified			3,878,825
Basic Materials - 1.9%
Eldorado Gold Corp.
6.13% due 12/15/20[4]		1,525,000	1,334,375
TPC Group, Inc.
8.75% due 12/15/20[4]		1,605,000	1,043,250
Yamana Gold, Inc.
4.95% due 07/15/24		625,000	529,989
Cascades, Inc.
5.75% due 07/15/23[4]		350,000	336,000
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1		265,505	79,652
1.00% due 09/10/44†††,1		5,561	–
Total Basic Materials			3,323,266
Total Corporate Bonds
(Cost $149,059,995)			131,729,763

SENIOR FLOATING RATE INTERESTS††,2,9- 26.9%
Industrial - 5.6%
Flakt Woods
2.63% due 03/20/17†††,1	EUR	1,617,056	1,736,227
Mitchell International, Inc.
8.50% due 10/11/21		1,250,000	1,189,587
CareCore National LLC
5.50% due 03/05/21		1,199,170	1,031,286
DAE Aviation
5.25% due 07/07/22		750,000	744,750
KC Merger Sub, Inc.
6.00% due 08/12/22		748,125	729,422
Hardware Holdings LLC
6.75% due 03/30/20[1]		594,000	576,180
API Technologies Corp.
10.00% due 02/06/18†††,1		550,045	547,066
CPM Holdings, Inc.
6.00% due 04/11/22		497,500	490,038
Hunter Defense Technologies
6.50% due 08/05/19[1]		468,750	461,719
Wencor Group
4.47% due 06/19/19		453,077	416,287

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,2,9- 26.9% (continued)
Industrial - 5.6% (continued)
Atkore International, Inc.
7.75% due 10/08/21[1]		$450,000	$391,500
Hillman Group, Inc.
3.70% due 06/28/19[1]		400,000	369,353
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		379,651	366,363
Transdigm, Inc.
3.50% due 05/14/22		347,501	335,836
Mast Global
7.75% due 09/12/19†††,1		225,000	223,599
8.75% due 09/12/19†††,1		49,869	49,558
CEVA Logistics US Holdings
6.50% due 03/19/21		90,474	74,189
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		65,929	54,062
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		63,633	52,179
NANA Development Corp.
8.00% due 03/15/18[1]		50,000	47,500
CEVA Logistics Canada, ULC
6.50% due 03/19/21		11,338	9,297
Total Industrial			9,895,998
Consumer, Cyclical - 5.6%
Sky Bet
6.50% due 02/25/22	GBP	950,000	1,400,232
Fitness International LLC
5.50% due 07/01/20		1,183,111	1,088,462
Talbots, Inc.
5.50% due 03/19/20		1,018,242	957,148
Mavis Tire
6.25% due 11/02/20†††,1		945,250	932,395
Belk, Inc.
5.75% due 12/12/22		950,000	834,813
GCA Services Group, Inc.
9.25% due 11/02/20		800,000	782,000
DLK Acquisitions BV
8.50% due 08/28/19[1]	EUR	700,000	752,105
BBB Industries, LLC
4.42% due 11/04/19[1]		678,571	606,026
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		450,091	441,089
Navistar, Inc.
6.50% due 08/07/20		500,000	438,335
National Vision, Inc.
6.75% due 03/11/22		450,000	430,875
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		400,000	378,668
PF Chang's
4.25% due 07/02/19		397,896	378,001
Sears Holdings Corp.
5.50% due 06/30/18		297,722	278,370
Warner Music Group
3.75% due 07/01/20		197,975	187,003
Total Consumer, Cyclical			9,885,522
Communications - 4.1%
Numericable US LLC
4.75% due 02/10/23		1,400,000	1,342,501
Mitel Networks Corp.
5.50% due 04/29/22		895,500	883,562
Proquest LLC
10.00% due 12/01/22†††,1		800,000	784,000
Match Group, Inc.
5.50% due 11/16/22		750,000	739,688
Cartrawler
4.25% due 04/29/21	EUR	650,000	706,330
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		606,597	589,916
Neptune Finco Corp.
5.00% due 10/10/22		500,000	498,595
Anaren, Inc.
9.25% due 08/18/21		500,000	456,250
Gogo LLC
7.50% due 03/21/18[1]		432,173	414,886
T-Mobile US, Inc.
3.50% due 11/09/22		350,000	349,619
MergerMarket Ltd.
4.50% due 02/04/21		294,750	284,434
Cablevision Systems
2.92% due 04/17/20		211,819	210,894
Total Communications			7,260,675
Consumer, Non-cyclical - 4.0%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21		1,198,322	1,186,795
IHC Holding Corp.
7.00% due 04/30/21†††,1		847,875	836,573
Verisure Cayman 2
5.25% due 10/10/22	EUR	500,000	541,369
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		500,000	495,000
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]		583,500	476,282
NES Global Talent
6.50% due 10/03/19		511,350	455,101
AdvancePierre Foods, Inc.
9.50% due 10/10/17		461,000	451,204
American Seafoods
6.00% due 08/19/21[1]		448,875	441,392
Affordable Care Holdings Corp.
5.75% due 10/24/22		450,000	441,000
Integro Parent, Inc.
6.75% due 10/31/22		450,000	435,008
Pelican Products, Inc.
9.25% due 04/09/21		300,000	282,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,2,9- 26.9% (continued)
Consumer, Non-cyclical - 4.0% (continued)
CTI Foods Holding Co. LLC
8.25% due 06/28/21	$290,000	$261,000
Taxware Holdings
7.50% due 04/01/22†††,1	248,750	246,525
Performance Food Group
6.25% due 11/14/19	169,417	168,710
Targus Group International, Inc.
due 05/24/16[1,7]	226,233	141,735
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	138,458	132,919
Total Consumer, Non-cyclical		6,992,613
Technology - 3.1%
Sparta Holding Corp.
6.50% due 07/28/20†††	891,000	884,207
TIBCO Software, Inc.
6.50% due 12/04/20	943,248	854,819
Greenway Medical Technologies
9.25% due 11/04/21[1]	550,000	525,250
6.00% due 11/04/20[1]	343,875	321,523
Advanced Computer Software
6.50% due 03/18/22	545,875	532,228
10.50% due 01/31/23	300,000	285,000
Avago Technologies Ltd.
4.25% due 11/11/22	700,000	691,691
Micro Focus International plc
5.25% due 11/19/21	350,941	347,323
Flexera Software LLC
8.00% due 04/02/21	250,000	234,375
Avaya, Inc.
6.50% due 03/30/18	292,040	219,112
Quorum Business Solutions
5.75% due 08/06/21	217,800	216,167
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	196,000	192,080
The Active Network, Inc.
5.50% due 11/13/20	147,369	142,089
Total Technology		5,445,864
Financial - 2.3%
Lineage Logistics LLC
4.50% due 04/07/21	840,100	756,091
York Risk Services
4.75% due 10/01/21	742,500	699,806
Acrisure LLC
6.50% due 05/19/22	698,250	667,702
Trademonster
7.25% due 08/29/19†††,1	545,625	543,631
Expert Global Solutions
8.50% due 04/03/18	477,734	474,948
Safe-Guard
6.25% due 08/19/21	382,232	378,410
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]	623,636	324,291
LPL Financial Holdings, Inc.
4.75% due 11/21/22	300,000	299,250
Total Financial		4,144,129
Utilities - 1.1%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	900,000	868,500
Veresen Midstream LP
5.25% due 03/31/22	744,375	733,209
Stonewall (Green Energy)
6.50% due 11/12/21	400,000	368,000
Total Utilities		1,969,709
Basic Materials - 0.6%
Zep, Inc.
5.75% due 06/27/22	997,500	991,266
Energy - 0.5%
PSS Companies
5.50% due 01/28/20	538,342	430,674
Cactus Wellhead
7.00% due 07/31/20	445,500	316,305
Arch Coal, Inc.
6.25% due 05/16/18	198,974	87,604
FTS International
5.75% due 04/16/21	241,818	66,984
Total Energy		901,567
Total Senior Floating Rate Interests
(Cost $50,301,738)		47,487,343

SENIOR FIXED RATE INTERESTS††,9- 1.0%
Consumer, Non-cyclical - 0.4%
Verisure Holding AB
6.00% due 11/01/22[4]	EUR	550,000	623,737
Communications - 0.3%
Lions Gate Entertainment Corp.
5.00% due 03/17/22		610,000	603,900
Financial - 0.3%
Magic Newco, LLC
12.00% due 06/12/19		500,000	533,125
Total Senior Fixed Rate Interests
(Cost $1,761,732)			1,760,762

ASSET-BACKED SECURITIES††- 0.1%
Collateralized Debt Obligations - 0.1%
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[2,4]	267,346	260,594
Total Asset-Backed Securities
(Cost $252,684)		260,594
Total Investments - 106.8%
(Cost $209,407,745)		$188,995,540
Other Assets & Liabilities, net - (6.8)%		(12,067,600)
Total Net Assets - 100.0%		$176,927,940

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
BNY Mellon	(2,470,000)	GBP	01/11/16	$3,729,120	$3,641,413	$87,707
BNY Mellon	(498,000)	CAD	01/11/16	372,072	359,863	12,209
BNY Mellon	(204,000)	AUD	01/11/16	149,579	148,589	990
BNY Mellon	(5,970,000)	EUR	01/11/16	6,488,703	6,489,867	(1,164)
						$99,742
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $70,528,420 (cost $77,088,612), or 39.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[6]	Security is in default of interest and/or principal obligations.
[7]	Security with no rate was unsettled at December 31, 2015.
[8]	Rate indicated is the 7 day yield as of December 31, 2015.
[9]	The face amount is denominated in U.S. dollars unless otherwise noted.
[10]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $565,673 (cost $799,766), or 0.3% of total net assets — See Note 6.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$260,594	$—	$—	$260,594
Common Stocks	1,479	—	603,138	—	76	604,693
Corporate Bonds	—	—	128,570,965	—	3,158,798	131,729,763
Currency Contracts	—	—	—	100,906	—	100,906
Preferred Stocks	—	—	4,145,159	—	—	4,145,159
Senior Fixed Rate Interests	—	—	1,760,762	—	—	1,760,762
Senior Floating Rate Interests	—	—	40,703,562	—	6,783,781	47,487,343
Short Term Investments	3,007,226	—	—	—	—	3,007,226
Total	$3,008,705	$—	$176,044,180	$100,906	$9,942,655	$189,096,446

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$—	$1,164	$—	$1,164

*	Other financial instruments include futures contracts, foreign currency contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust	5,199	$42,632
Industrial – 0.0%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $262,501)		42,632

PREFERRED STOCKS†† - 1.9%
Financial - 1.6%
Woodbourne Capital Trust III*,†††,2,3,11	950,000	509,267
Woodbourne Capital Trust I*,†††,2,3,11	950,000	509,267
Woodbourne Capital Trust IV*,†††,2,3,11	950,000	509,266
Woodbourne Capital Trust II*,†††,2,3,11	950,000	509,266
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	8,335	214,960
AgriBank FCB 6.88%[2,3]	1,500	158,578
Total Financial		2,410,604
Industrial - 0.3%
Seaspan Corp. 6.38% due 04/30/19[1]	22,000	534,600
Constar International Holdings LLC due *,†††,1	7	–
Total Industrial		534,600
Total Preferred Stocks
(Cost $4,728,703)		2,945,204

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[10]	822,860	822,860
Total Short Term Investments
(Cost $822,860)		822,860

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.6%
Collateralized Loan Obligations - 28.5%
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/27[2,4]	$1,500,000	1,475,653
2014-21A, 2.77% due 10/25/26[2,4]	600,000	583,854
2013-17A, 4.15% due 10/25/25[2,4]	250,000	248,112
Telos CLO Ltd.
2013-3A, 3.32% due 01/17/24[2,4]	1,250,000	1,185,129
2007-2A, 2.52% due 04/15/22[2,4]	1,100,000	1,078,588
Great Lakes CLO Ltd.
2012-1A, 4.42% due 01/15/23[2,4]	1,000,000	999,917
2015-1A, 2.27% due 07/15/26[2,4]	1,000,000	987,939
2014-1A, 4.02% due 04/15/25[2,4]	250,000	248,218
CIFC Funding Ltd.
2015-2A, 2.35% due 12/05/24[2,4]	1,500,000	1,489,863
2014-3X, due 07/22/26[5]	500,000	277,179
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.62% due 10/20/25[2,4]	1,000,000	966,445
2013-7A, 3.77% due 10/20/25[2,4]	600,000	584,961
Oaktree EIF II Series A1 Ltd.
2016-A1, 3.25% due 10/18/27[2,4]	1,500,000	1,489,469
KKR Financial CLO Ltd.
2007-1A, 2.61% due 05/15/21[2,4]	1,000,000	987,106
2012-1A, 3.81% due 12/15/24[2,4]	500,000	493,393
Grayson CLO Ltd.
2006-1A, 0.74% due 11/01/21[2,4]	1,400,000	1,259,612
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[2,4]	1,250,000	1,229,095
Rockwall CDO Ltd.
2007-1A, 0.88% due 08/01/24[2,4]	1,100,000	1,012,453
KKR CLO 12 Ltd.
2015-12, 2.58% due 07/15/27[2,4]	1,000,000	991,545
Rampart CLO Ltd.
2007-1A, 2.19% due 10/25/21[2,4]	1,000,000	990,905
ALM VII R Ltd.
2013-7RA, 2.92% due 04/24/24[2,4]	1,000,000	987,325
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[2,4]	1,000,000	986,905
Fortress Credit BSL II Ltd.
2013-2A, 2.57% due 10/19/25[2,4]	1,000,000	986,613
Vibrant CLO Limited
2015-1A, 2.41% due 07/17/24[2,4]	1,000,000	983,986
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.97% due 10/15/26[2,4]	1,000,000	981,450
Northwoods Capital XIV Ltd.
2014-14A, 2.82% due 11/12/25[2,4]	1,000,000	978,643

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.6% (continued)
Collateralized Loan Obligations - 28.5% (continued)
Atrium XI
2014-11A, 3.52% due 10/23/25[2,4]	$1,000,000	$978,212
Marea CLO Ltd.
2015-1A, 2.12% due 10/15/23[2,4]	1,000,000	971,523
Venture CLO Ltd.
2013-14A, 3.16% due 08/28/25[2,4]	1,000,000	950,669
MT Wilson CLO II Ltd.
2007-2A, 3.07% due 07/11/20[2,4]	1,000,000	940,668
Figueroa CLO Ltd.
2013-1A, 3.08% due 03/21/24[2,4]	1,000,000	939,616
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,000,000	935,897
Black Diamond CLO Ltd.
2013-1A, 3.58% due 02/01/23[2,4]	950,000	932,825
MCF CLO I LLC
2013-1A, 3.87% due 04/20/23[2,4]	900,000	887,058
Babson CLO Ltd.
2012-2A, due 05/15/23[4,5]	1,000,000	553,064
2014-IA, due 07/20/25[4,5]	650,000	309,378
COA Summit CLO Limited
2014-1A, 3.12% due 04/20/23[2,4]	800,000	787,315
Newstar Trust
2012-2A, 3.56% due 01/20/23[2,4]	750,000	749,907
Ares XII CLO Ltd.
2007-12A, 3.64% due 11/25/20[2,4]	750,000	749,762
OZLM Funding Ltd.
2012-2A, 3.57% due 10/30/23[2,4]	750,000	744,740
ACIS CLO Ltd.
2013-1A, 3.27% due 04/18/24[2,4]	500,000	465,820
2013-2A, 3.53% due 10/14/22[2,4]	250,000	245,794
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.82% due 04/28/26[2,4]	300,000	294,173
2014-3A, 3.87% due 04/28/26[2,4]	300,000	290,840
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[2,4]	500,000	499,447
Cent CLO
2014-16A, 2.58% due 08/01/24[2,4]	500,000	496,686
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	500,000	495,100
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[2,4]	500,000	480,008
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	500,000	454,450
Eastland CLO Ltd.
2007-1A, 0.73% due 05/01/22[2,4]	450,000	426,136
KVK CLO Ltd.
2013-1A, due 04/14/25[4,5]	1,000,000	418,033
ICE EM CLO
2007-1A, 1.12% due 08/15/22[2,4]	414,546	408,784
Westwood CDO I Ltd.
2007-1A, 1.27% due 03/25/21[2,4]	400,000	375,916
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.07% due 12/20/24[2,4]	350,000	349,604
Newstar Commercial Loan Funding LLC
2013-1A, 5.12% due 09/20/23[2,4]	350,000	329,627
TICC CLO LLC
2012-1A, 5.14% due 08/25/23[2,4]	250,000	249,956
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[2,4]	250,000	249,759
Garrison Funding Ltd.
2013-2A, 3.77% due 09/25/23[2,4]	250,000	248,842
Dryden XXIII Senior Loan Fund
2014-23A, 3.27% due 07/17/23[2,4]	250,000	248,190
Gallatin CLO VII Ltd.
2014-1A, 3.22% due 07/15/23[2,4]	250,000	245,777
ALM XIV Ltd.
2014-14A, 3.27% due 07/28/26[2,4]	250,000	244,431
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.62% due 07/25/25[2,4]	250,000	241,651
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,5]	450,000	188,754

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 42.6% (continued)
Collateralized Loan Obligations - 28.5% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[4,5]	$250,000	$161,100
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	250,000	142,876
Copper River CLO Ltd.
2007-1A, due 01/20/21[2,4,5]	700,000	117,057
Total Collateralized Loan Obligations		44,283,803
Transport-Aircraft - 8.5%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	2,118,675	2,071,216
AASET
2014-1, 5.12% due 12/15/29[2]	1,384,615	1,336,985
2014-1, 7.38% due 12/15/29[2]	692,308	684,554
Castle Aircraft SecuritizationTrust
2015-1A, 4.70% due 12/15/40[4]	1,500,000	1,493,250
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,080,729	1,087,822
2013-1, 6.35% due 10/15/38[4]	216,146	219,878
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	887,977	866,666
2014-1, 7.50% due 02/15/29[4]	355,191	348,975
Rise Ltd.
2014-1, 4.74% due 02/12/39	1,106,771	1,105,443
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[4]	1,000,000	982,600
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	940,476	917,303
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	918,878	901,603
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	823,926	804,316
AABS Ltd.
2013-1, 4.87% due 01/15/38	410,327	405,198
Total Transport-Aircraft		13,225,809
Collateralized Debt Obligations - 4.6%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.64% due 08/15/56[2,4]	1,327,304	1,245,008
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[2,4]	1,237,658	1,172,250
PFP Ltd.
2015-2, 2.32% due 07/14/34[2,4]	1,000,000	987,765
Banco Bradesco SA
4.21% due 03/12/26†††,1	931,372	944,011
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	779,897	736,984
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[2,4]	695,100	677,544
N-Star Real Estate CDO IX Ltd.
0.56% due 02/01/41[1]	603,306	583,728
N-Star REL CDO VIII Ltd.
2006-8A, 0.79% due 02/01/41[2,4]	500,000	467,746
DIVCORE CLO Ltd.
2013-1A, 4.23% due 11/15/32[2,4]	300,000	295,111
Total Collateralized Debt Obligations		7,110,147
Financial - 0.5%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.81% due 07/09/17[2]	728,000	712,930
Insurance - 0.5%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	705,750	704,480
Total Asset-Backed Securities
(Cost $67,895,398)		66,037,169

CORPORATE BONDS††- 20.9%
Financial - 10.6%
Citigroup, Inc.
5.87%[2,3]	2,000,000	1,985,000
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4,6]	1,000,000	1,010,086
4.38% due 09/15/54[2,4,6]	500,000	489,383
JPMorgan Chase & Co.
5.00%[2,3]	1,500,000	1,425,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 20.9% (continued)
Financial - 10.6% (continued)
Fifth Third Bancorp
5.10% due 06/30/23[2,3,6]	$1,484,000	$1,326,325
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	900,000	879,750
6.00% due 08/01/20	250,000	252,100
SunTrust Banks, Inc.
5.63% due 12/31/49[2,3,6]	1,000,000	1,006,250
AmTrust Financial Services, Inc.
6.12% due 08/15/23[1]	960,000	1,001,994
Aurora Military Housing LLC
6.89% due 01/15/47†††,4	750,000	835,508
Banco Nacional de Comercio Exterior SNC
4.38% due 10/14/25[4]	600,000	592,500
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[2,4]	600,000	589,500
Customers Bank
6.12% due 06/26/29[2,11]	500,000	506,250
Morgan Stanley
5.55%[2,3]	500,000	500,000
Wilton Re Finance LLC
5.87% due 03/30/33[2,4]	475,000	498,365
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	497,295
American Express Co.
5.20%[2,3]	500,000	491,875
Kennedy-Wilson, Inc.
5.87% due 04/01/24	500,000	482,500
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	422,244
Bank of America Corp.
6.25%[2,3]	400,000	401,000
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	384,184	378,605
ACC Group Housing LLC
6.35% due 07/15/54†††,4	300,000	308,865
CIC Receivables Master Trust
4.89% due 10/07/21†††,1	300,000	297,723
Cadence Bank North America
6.25% due 06/28/29[2,11]	200,000	200,500
Prosight Global Inc.
7.50% due 11/26/20†††,1	100,000	103,154
TIG Holdings, Inc.
8.60% due 01/15/27[11]	34,000	27,880
Total Financial		16,509,652
Consumer, Non-cyclical - 2.5%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,100,000	1,113,749
Zoetis, Inc.
4.50% due 11/13/25	750,000	760,090
ADT Corp.
4.13% due 06/15/23	525,000	490,875
6.25% due 10/15/21[6]	150,000	156,683
Vector Group Ltd.
7.75% due 02/15/21	500,000	527,500
MEDNAX, Inc.
5.25% due 12/01/23[4]	400,000	402,000
HCA, Inc.
5.88% due 02/15/26	350,000	351,313
Total Consumer, Non-cyclical		3,802,210
Communications - 1.9%
Altice US Finance I Corp.
5.38% due 07/15/23[4]	600,000	601,500
CSC Holdings LLC
6.75% due 11/15/21[6]	550,000	540,375
Avaya, Inc.
7.00% due 04/01/19[4,6]	650,000	481,000
DISH DBS Corp.
5.88% due 07/15/22	500,000	466,250
Neptune Finco Corp.
6.63% due 10/15/25[4]	350,000	364,000
Sprint Communications, Inc.
7.00% due 03/01/20[4]	300,000	300,750
Inmarsat Finance plc
4.88% due 05/15/22[4]	200,000	195,000
Nortel Networks Ltd.
6.88% due 09/01/23[7]	31,000	10,230
Total Communications		2,959,105
Industrial - 1.2%
Molex Electronic Technologies LLC
3.90% due 04/15/25[4]	1,200,000	1,122,869
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.13% due 04/15/19	300,000	305,438
Skyway Concession Company LLC
0.98% due 06/30/26[2,4,6]	250,000	210,000
SBM Baleia Azul
5.50% due 09/15/27†††,1	256,710	185,868
Constar International, Inc
11.00% due 12/31/17†††,1	4,091	–
Total Industrial		1,824,175
Consumer, Cyclical - 1.2%
Northern Group Housing LLC
6.80% due 08/15/53†††,4	600,000	727,056
Aramark Services, Inc.
5.13% due 01/15/24	500,000	509,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	400,000	356,500

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 20.9% (continued)
Consumer, Cyclical - 1.2% (continued)
Interval Acquisition Corp.
5.63% due 04/15/23	$200,000	$198,500
Total Consumer, Cyclical		1,791,431
Basic Materials - 1.1%
Yamana Gold, Inc.
4.95% due 07/15/24[6]	985,000	835,263
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	740,000	620,113
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,4]	300,000	289,500
Mosaic Global Holdings, Inc.
7.38% due 08/01/18[1]	18,000	19,506
Total Basic Materials		1,764,382
Technology - 1.1%
Microsoft Corp.
4.45% due 11/03/45	1,100,000	1,134,345
Open Text Corp.
5.63% due 01/15/23[4]	325,000	321,750
CDK Global, Inc.
4.50% due 10/15/24[6]	305,000	303,493
Total Technology		1,759,588
Energy - 0.8%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	1,050,000	1,000,300
4.25% due 04/01/24	200,000	172,976
Williams Companies, Inc.
8.75% due 03/15/32	12,000	9,044
Total Energy		1,182,320
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	750,000	783,750
Total Corporate Bonds
(Cost $33,043,781)		32,376,613

COLLATERALIZED MORTGAGE OBLIGATIONS††- 19.4%
Residential Mortgage-Backed Securities - 16.0%
LSTAR Securities Investment Trust
2014-1, 3.53% due 09/01/21[2,4]	1,961,591	1,950,410
2015-10, 2.43% due 11/02/20[2,4]	1,468,776	1,443,531
2015-6, 2.24% due 05/01/20[2,4]	1,262,832	1,240,732
2015-4, 2.24% due 04/01/20[2,4]	1,189,227	1,172,132
2015-5, 2.24% due 04/03/17[2,4]	964,415	940,979
2015-1, 2.43% due 01/01/20[2,4]	690,265	674,251
2015-2, 2.24% due 01/01/20[2,4]	684,512	673,833
GCAT LLC
2014-2, 3.72% due 10/25/19[4,8]	2,237,293	2,218,933
Banc of America Funding Trust
2015-R4, 0.36% due 01/27/35†††,2,4	1,128,882	1,018,116
2014-R7, 0.36% due 09/26/36[2,4]	954,403	874,520
NRPL Trust
2014-2A, 3.75% due 10/25/57[2,4]	967,738	953,619
2015-1A, 3.88% due 11/01/54[4]	667,155	663,596
American Home Mortgage Assets Trust
2006-4, 0.61% due 10/25/46[2]	1,412,119	899,302
2007-1, 0.96% due 02/25/47[2]	1,109,067	660,805
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[2,4]	1,516,061	1,408,572
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[2,4]	1,329,600	1,238,452
American Home Mortgage Investment Trust
2006-1, 0.82% due 03/25/46[2]	1,297,122	1,050,498
Luminent Mortgage Trust
2006-2, 0.62% due 02/25/46[2]	1,479,180	1,010,803
New Century Home Equity Loan Trust
2005-3, 0.93% due 07/25/35[2]	1,100,000	993,807
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.03% due 04/25/47[2]	988,735	843,130
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.13% due 11/25/33[2]	776,327	704,912
HarborView Mortgage Loan Trust
2006-14, 0.55% due 01/25/47[2]	877,117	659,307
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.10% due 11/25/46[2]	673,136	461,642
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	264,337	280,762

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 19.4% (continued)
Residential Mortgage-Backed Securities - 16.0% (continued)
Nomura Resecuritization Trust
2012-1R, 0.86% due 08/27/47[2,4]	$210,877	$199,047
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[2]	179,176	173,365
GSAA Home Equity Trust
2007-7, 0.69% due 07/25/37[2]	165,396	142,753
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[2]	88,443	86,197
First Franklin Mortgage Loan Trust
2006-FF1, 0.76% due 01/25/36[2]	50,000	44,527
JPMorgan Mortgage Trust
2006-A3, 2.63% due 04/25/36[2]	28,599	24,089
Total Residential Mortgage-Backed Securities		24,706,622
Commercial Mortgage-Backed Securities - 2.6%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	1,100,000	1,100,814
Boca Hotel Portfolio Trust
2013-BOCA, 3.38% due 08/15/26[2,4]	1,000,000	998,246
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[4]	1,000,000	981,884
LSTAR Commercial Mortgage Trust
2014-2, 4.98% due 01/20/41[2,4]	500,000	497,585
COMM Mortgage Trust
2015-CR26, 1.07% due 10/10/48[2]	6,693,172	480,567
Total Commercial Mortgage-Backed Securities		4,059,096
Military Housing - 0.8%
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[4]	485,009	450,942
2007-AETC, 5.74% due 02/10/52†††,4	338,694	324,676
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,4	475,180	475,954
Total Military Housing		1,251,572
Government Agency - 0.0%
Ginnie Mae
#518436, 7.25% due 09/15/29[1]	8,801	9,252
#1849, 8.50% due 08/20/24[1]	851	892
Fannie Mae[12]
1990-108, 7.00% due 09/25/20[1]	5,279	5,683
Total Government Agency		15,827
Total Collateralized Mortgage Obligations
(Cost $30,589,483)		30,033,117

U.S. GOVERNMENT SECURITIES†† - 10.7%
U.S. Treasury Notes
2.25% due 11/15/25[6]	11,199,000	11,174,060
United States Treasury Bill
due 01/14/16[9]	2,000,000	1,999,938
U.S. Treasury Bonds
due 11/15/44[9]	3,897,000	1,569,236
Tennessee Valley Authority
4.25% due 09/15/65	700,000	683,877
5.38% due 04/01/56	500,000	595,791
Total Tennessee Valley Authority		1,279,668
Freddie Mac Strips
due 03/15/31[9]	1,000,000	586,790
Total U.S. Government Securities
(Cost $16,685,848)		16,609,692

MUNICIPAL BONDS††- 6.0%
Florida - 1.4%
County of Miami-Dade Florida Revenue Bonds
due 10/01/45[9]	5,100,000	1,367,871
due 10/01/42[9]	2,500,000	770,975
Total Florida		2,138,846
California - 1.3%
State of California General Obligation Unlimited
7.60% due 11/01/40[6]	1,000,000	1,484,249
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	500,000	532,225
Total California		2,016,474
New Jersey - 0.9%
New Jersey Transportation Trust Fund Authority Revenue Bonds
due 12/15/32[9]	3,500,000	1,573,774

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 6.0% (continued)
Illinois - 0.8%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35[6]	$500,000	$532,040
5.65% due 12/01/38	500,000	479,815
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	255,723
Total Illinois		1,267,578
Michigan - 0.7%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,036,397
Alabama - 0.7%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
due 10/01/34[9]	775,000	281,217
due 10/01/36[9]	800,000	252,872
due 10/01/35[9]	475,000	160,859
due 10/01/32[9]	300,000	126,510
due 10/01/31[9]	250,000	113,915
Total Alabama		935,373
New York - 0.2%
Port Auth NY & NJ-182
5.31% due 08/01/46	310,000	327,596
Total Municipal Bonds
(Cost $8,906,593)		9,296,038

SENIOR FLOATING RATE INTERESTS††,2- 4.2%
Communications - 1.2%
MergerMarket Ltd.
4.50% due 02/04/21	589,500	568,868
Proquest LLC
5.75% due 10/24/21	498,738	488,140
Light Tower Fiber LLC
4.00% due 04/13/20	497,449	483,272
Asurion Corp.
5.00% due 08/04/22	228,850	208,711
5.00% due 05/24/19	79,694	74,489
Total Communications		1,823,480
Technology - 0.9%
Avago Technologies Ltd.
4.25% due 11/11/22	1,150,000	1,136,350
Greenway Medical Technologies
6.00% due 11/04/20[1]	343,875	321,523
Total Technology		1,457,873
Financial - 0.8%
Fly Leasing Ltd.
3.50% due 08/09/19	986,301	974,959
Magic Newco, LLC
5.00% due 12/12/18	243,710	243,203
American Stock Transfer & Trust
5.75% due 06/26/20	95,406	92,623
Total Financial		1,310,785
Consumer, Cyclical - 0.8%
Warner Music Group
3.75% due 07/01/20	497,455	469,887
Compucom Systems, Inc.
4.25% due 05/11/20	713,944	447,407
Ollies Bargain Outlet
4.75% due 09/28/19	254,831	251,220
Total Consumer, Cyclical		1,168,514
Consumer, Non-cyclical - 0.4%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	397,000	393,181
NES Global Talent
6.50% due 10/03/19	127,347	113,339
Performance Food Group
6.25% due 11/14/19	68,107	67,823
Total Consumer, Non-cyclical		574,343
Industrial - 0.1%
CareCore National LLC
5.50% due 03/05/21	126,847	109,088
Total Senior Floating Rate Interests
(Cost $6,844,054)		6,444,083

FOREIGN GOVERNMENT BONDS†† - 0.9%

Kenya Government International Bond
6.87% due 06/24/24[4,6]	850,000	743,750
Dominican Republic International Bond
6.85% due 01/27/45[4,6]	700,000	659,750
Total Foreign Government Bonds
(Cost $1,606,119)		1,403,500
Total Investments - 107.1%
(Cost $171,385,340)		$166,010,908
Other Assets & Liabilities, net - (7.1)%		(10,969,681)
Total Net Assets - 100.0%		$155,041,227

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $95,093,201 (cost $97,504,827), or 61.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Residual interest.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Zero coupon rate security.
[10]	Rate indicated is the 7 day yield as of December 31, 2015.
[11]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,771,696 (cost $4,547,391), or 1.8% of total net assets — See Note 6.

[12]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$65,093,158	$944,011	$66,037,169
Collateralized Mortgage Obligations	—	28,214,371	1,818,746	30,033,117
Common Stocks	42,632	—	—	42,632
Corporate Bonds	—	29,421,144	2,955,469	32,376,613
Foreign Government Bonds	—	1,403,500	—	1,403,500
Municipal Bonds	—	9,296,038	—	9,296,038
Preferred Stocks	—	908,138	2,037,066	2,945,204
Senior Floating Rate Interests	—	6,444,083	—	6,444,083
Short Term Investments	822,860	—	—	822,860
U.S. Government Securities	—	16,609,692	—	16,609,692
Total	$865,492	$157,390,124	$7,755,292	$166,010,908

For the period ended December 31, 2015, there were no transfers between levels.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 97.1%
Financial - 28.4%
JPMorgan Chase & Co.	29,990	$1,980,239
American International Group, Inc.	30,652	1,899,504
Wells Fargo & Co.	33,610	1,827,040
Citigroup, Inc.	33,410	1,728,968
Reinsurance Group of America, Inc. — Class A	10,035	858,494
Allstate Corp.	12,905	801,271
Zions Bancorporation	28,460	776,958
MasterCard, Inc. — Class A	7,010	682,494
BB&T Corp.	15,700	593,617
Assured Guaranty Ltd.	22,100	584,103
PNC Financial Services Group, Inc.	5,730	546,126
Bank of America Corp.	31,780	534,857
Sun Communities, Inc.	7,610	521,513
Legg Mason, Inc.	10,692	419,447
Charles Schwab Corp.	12,320	405,698
Synchrony Financial*	11,575	351,996
Equity Residential	4,090	333,703
Simon Property Group, Inc.	1,620	314,993
Total Financial		15,161,021
Consumer, Non-cyclical - 21.2%
Johnson & Johnson	13,590	1,395,966
Mondelez International, Inc. — Class A	24,460	1,096,786
UnitedHealth Group, Inc.	8,105	953,472
Philip Morris International, Inc.	10,190	895,803
Bunge Ltd.	11,180	763,370
Pfizer, Inc.	23,200	748,896
Medtronic plc	8,030	617,668
Sanderson Farms, Inc.	7,460	578,299
Hershey Co.	6,370	568,650
ADT Corp.	17,180	566,596
Campbell Soup Co.	10,760	565,438
Quest Diagnostics, Inc.	7,850	558,449
Zimmer Biomet Holdings, Inc.	5,250	538,598
Kraft Heinz Co.	6,741	490,475
HCA Holdings, Inc.*	6,180	417,953
Henry Schein, Inc.*	1,860	294,233
Express Scripts Holding Co.*	3,180	277,964
Total Consumer, Non-cyclical		11,328,616
Industrial - 10.2%
Republic Services, Inc. — Class A	35,070	1,542,728
FLIR Systems, Inc.	27,260	765,188
General Electric Co.	24,201	753,861
Huntington Ingalls Industries, Inc.	3,830	485,836
CH Robinson Worldwide, Inc.	7,630	473,213
WestRock Co.	9,798	446,985
TE Connectivity Ltd.	6,547	423,002
Harris Corp.	3,430	298,067
Oshkosh Corp.	6,620	258,445
Total Industrial		5,447,325
Technology - 7.7%
Microsoft Corp.	19,050	1,056,895
Intel Corp.	27,920	961,844
CSRA, Inc.	21,885	656,550
QUALCOMM, Inc.	12,310	615,315
Lam Research Corp.	6,600	524,172
Computer Sciences Corp.	8,455	276,309
Total Technology		4,091,085
Energy - 7.3%
Chevron Corp.	12,985	1,168,131
Exxon Mobil Corp.	14,920	1,163,014
Whiting Petroleum Corp.*	32,885	310,434
Patterson-UTI Energy, Inc.	18,410	277,623
Hess Corp.	5,000	242,400
Rowan Companies plc — Class A	13,320	225,774
Marathon Oil Corp.	16,180	203,706
Oasis Petroleum, Inc.*	24,670	181,818
Superior Energy Services, Inc.	11,440	154,097
Total Energy		3,926,997
Consumer, Cyclical - 6.5%
CVS Health Corp.	10,080	985,522
Lear Corp.	7,470	917,540
Wal-Mart Stores, Inc.	8,015	491,319
BorgWarner, Inc.	9,460	408,956
Target Corp.	3,590	260,670
PVH Corp.	2,960	218,004
JC Penney Company, Inc.*	28,080	187,013
Total Consumer, Cyclical		3,469,024
Utilities - 6.4%
Edison International	18,675	1,105,746
Public Service Enterprise Group, Inc.	20,580	796,240
Ameren Corp.	12,420	536,917
OGE Energy Corp.	20,050	527,115
Exelon Corp.	10,700	297,139
Duke Energy Corp.	1,910	136,355
Total Utilities		3,399,512
Communications - 5.0%
Cisco Systems, Inc.	45,830	1,244,514
AT&T, Inc.	18,930	651,381
DigitalGlobe, Inc.*	26,845	420,393
Scripps Networks Interactive, Inc. — Class A	6,630	366,042
Total Communications		2,682,330
Basic Materials - 4.4%
Dow Chemical Co.	23,574	1,213,589
Reliance Steel & Aluminum Co.	9,310	539,142
Olin Corp.	15,122	261,006
Royal Gold, Inc.	5,261	191,869
Freeport-McMoRan, Inc.	22,170	150,091
Total Basic Materials		2,355,697
Total Common Stocks
(Cost $49,821,018)		51,861,607

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[1]	1,648,695	$1,648,695
Total Short Term Investments
(Cost $1,648,695)		1,648,695
Total Investments - 100.2%
(Cost $51,469,713)		$53,510,302
Other Assets & Liabilities, net - (0.2)%		(89,545)
Total Net Assets - 100.0%		$53,420,757

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,861,607	$—	$—	$51,861,607
Short Term Investments	1,648,695	—	—	1,648,695
Total	$53,510,302	$—	$—	$53,510,302

For the period ended December 31, 2015, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19††,1	20,000	$486,000
Total Preferred Stocks
(Cost $503,824)		486,000

SHORT TERM INVESTMENTS† - 8.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[9]	33,931,112	33,931,112
Total Short Term Investments
(Cost $33,931,112)		33,931,112

	Face Amount
ASSET-BACKED SECURITIES††- 50.2%
Collateralized Loan Obligations - 40.2%
CIFC Funding Ltd.
2015-2A, 2.35% due 12/05/24[2,3,4]	$2,000,000	1,986,486
2013-3A, 4.57% due 01/29/25[3,4]	1,400,000	1,362,827
2014-3X, due 07/22/26[5]	2,000,000	1,108,717
2015-2A, 3.15% due 12/05/24[3,4]	1,000,000	970,201
2007-1A, 1.84% due 05/10/21[3,4]	1,000,000	968,608
2013-3A, 3.32% due 01/29/25[3,4]	600,000	584,480
Fortress Credit BSL II Ltd.
2013-2A, 1.82% due 10/19/25[2,3,4]	5,000,000	4,928,846
2013-2A, 2.57% due 10/19/25[3,4]	1,500,000	1,479,920
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/27[3,4]	5,000,000	4,918,842
2014-10A, 3.27% due 10/20/21[3,4]	700,000	697,937
2014-21A, 2.77% due 10/25/26[3,4]	500,000	486,545
2014-18A, 3.82% due 04/25/26[3,4]	250,000	244,394
Acis CLO Ltd.
2013-1A, 1.18% due 04/18/24[3,4]	5,500,000	5,315,660
MT Wilson CLO II Ltd.
2007-2A, 1.31% due 07/11/20[3,4]	4,500,000	4,362,987
2007-2A, 3.07% due 07/11/20[3,4]	1,000,000	940,668
Great Lakes CLO Ltd.
2015-1A, 2.27% due 07/15/26[3,4]	5,000,000	4,939,697
2014-1A, 4.02% due 04/15/25[3,4]	250,000	248,218
Ares XII CLO Ltd.
2007-12A, 2.39% due 11/25/20[3,4]	5,000,000	4,982,255
Rampart CLO Ltd.
2007-1A, 2.19% due 10/25/21[3,4]	5,000,000	4,954,528
Black Diamond CLO Ltd.
2013-1A, 1.72% due 02/01/23[3,4]	5,000,000	4,948,342
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.47% due 04/25/25[3,4]	5,000,000	4,894,592
Oaktree EIF II Series A1 Ltd.
2016-A1, 3.25% due 10/18/27[3,4]	4,500,000	4,468,410
WhiteHorse VIII Ltd.
2014-1A, 1.82% due 05/01/26[3,4]	3,450,000	3,398,749
Voya CLO Ltd.
2013-1A, 3.22% due 04/15/24[3,4]	2,300,000	2,253,305
2015-3A, 3.27% due 10/15/22[3,4]	1,000,000	988,012
Cavalry CLO II
2013-2A, 1.67% due 01/17/24[3,4]	3,000,000	2,958,349
Fifth Street SLF II Ltd.
2015-2A, 2.24% due 09/29/27[3,4]	3,000,000	2,947,714
Oak Hill Credit Partners X Ltd.
2014-10A, 2.39% due 07/20/26[3,4]	2,950,000	2,884,468
Venture VI CDO Ltd.
2006-1A, 1.81% due 08/03/20[3,4]	2,850,000	2,681,954
Catamaran CLO Ltd.
2014-1A, 2.96% due 04/20/26[3,4]	2,750,000	2,630,966
Babson CLO Ltd.
2013-IIA, 2.96% due 01/18/25[3,4]	2,250,000	2,123,516
2012-2A, due 05/15/23[4,5]	750,000	414,798
KKR CLO 12 Ltd.
2015-12, 2.58% due 07/15/27[3,4]	2,500,000	2,478,863
Atrium XI
2014-11A, 3.52% due 10/23/25[3,4]	2,500,000	2,445,529
Highbridge Loan Management Ltd.
2014-2014, 2.37% due 07/28/25[3,4]	1,250,000	1,220,419
2014-1A, 2.82% due 09/20/22[3,4]	1,000,000	999,625
Cent CLO Ltd.
2014-20A, 1.80% due 01/25/26[3,4]	2,100,000	2,066,017

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 50.2% (continued)
Collateralized Loan Obligations - 40.2% (continued)
Fortress Credit Funding V, LP
2015-5A, 3.01% due 08/15/22[3,4]	$2,000,000	$1,991,256
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 1.79% due 10/15/25[3,4]	2,000,000	1,974,807
KKR CLO Trust
2012-1A, 2.71% due 12/15/24[3,4]	2,000,000	1,972,097
Vibrant CLO Limited
2015-1A, 2.41% due 07/17/24[3,4]	2,000,000	1,967,973
FS Senior Funding Ltd.
2015-1A, 2.93% due 05/28/25[3,4]	2,000,000	1,958,600
Marea CLO Ltd.
2015-1A, 3.03% due 10/15/23[3,4]	1,000,000	986,721
2015-1A, 2.12% due 10/15/23[3,4]	1,000,000	971,523
Steele Creek CLO Ltd.
2014-1A, 2.63% due 08/21/26[3,4]	2,000,000	1,955,876
Venture CLO Ltd.
2015-11A, 2.31% due 11/14/22[2,3,4]	2,000,000	1,947,730
Garrison Funding Ltd.
2015-1A, 2.78% due 05/25/27[3,4]	2,000,000	1,942,999
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.97% due 10/15/26[3,4]	1,000,000	981,450
2014-5A, 3.87% due 10/15/26[3,4]	1,000,000	961,088
Dryden XXIV Senior Loan Fund
2015-24RA, 3.06% due 11/15/23[2,3,4]	2,000,000	1,940,507
OCP CLO Ltd.
2013-4A, 3.06% due 10/24/25[3,4]	2,000,000	1,919,071
Airlie CLO Ltd.
2006-2A, 1.77% due 12/20/20[3,4]	2,000,000	1,878,869
Cent CDO 14 Ltd.
2007-14A, 1.02% due 04/15/21[3,4]	2,000,000	1,795,739
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[3,4]	1,500,000	1,474,914
OFSI Fund V Ltd.
2013-5A, 3.51% due 04/17/25[3,4]	1,500,000	1,462,890
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,500,000	1,403,846
Shackleton I CLO Ltd.
2012-1A, 1.88% due 08/14/23[3,4]	1,400,000	1,395,975
Venture VII CDO Ltd.
2006-7A, 0.55% due 01/20/22[3,4]	1,326,262	1,302,061
Dryden 30 Senior Loan Fund
2013-30A, 3.21% due 11/15/25[3,4]	1,330,000	1,286,622
Atlas Senior Loan Fund VI Ltd.
2014-6A, 2.72% due 10/15/26[3,4]	1,272,000	1,262,277
Venture XVI CLO Ltd.
2014-16A, 1.82% due 04/15/26[3,4]	1,200,000	1,186,563
Symphony CLO IX, LP
2012-9A, 4.57% due 04/16/22[3,4]	600,000	591,733
2012-9A, 3.56% due 04/16/22[3,4]	500,000	499,055
Kingsland V Ltd.
2007-5A, 1.12% due 07/14/21[3,4]	1,070,000	1,024,058
Ares XXIII CLO Ltd.
2014-1A, 3.51% due 04/19/23[3,4]	1,000,000	1,008,174
Madison Park Funding VIII Ltd.
2014-8A, 3.12% due 04/22/22[3,4]	500,000	499,909
2014-8A, 2.52% due 04/22/22[3,4]	500,000	497,099
Cent CLO
2014-16A, 3.53% due 08/01/24[3,4]	500,000	499,964
2014-16A, 2.58% due 08/01/24[3,4]	500,000	496,686
ACAS CLO Ltd.
2014-1A, 2.89% due 09/20/23[3,4]	1,000,000	994,849
Symphony CLO X Ltd.
2015-10A, 3.17% due 07/23/23[3,4]	1,000,000	993,064
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	1,000,000	990,200
Golub Capital Partners CLO 23M Ltd.
2015-23A, 2.48% due 05/05/27[3,4]	1,000,000	988,022
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[3,4]	1,000,000	986,905
Benefit Street Partners CLO Ltd.
2015-IA, 3.23% due 10/15/25[3,4]	1,000,000	985,218

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 50.2% (continued)
Collateralized Loan Obligations - 40.2% (continued)
Black Diamond CLO Delaware Corp.
2005-2A, 2.42% due 01/07/18[3,4]	$1,000,000	$983,973
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[3,4]	1,000,000	981,841
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.82% due 04/28/26[3,4]	1,000,000	980,577
Northwoods Capital XIV Ltd.
2014-14A, 2.82% due 11/12/25[2,3,4]	1,000,000	978,643
Adirondack Park CLO Ltd.
2013-1A, 3.32% due 04/15/24[3,4]	1,000,000	977,288
Oaktree EIF II Series Ltd.
2014-A2, 2.66% due 11/15/25[2,3,4]	1,000,000	976,340
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.19% due 10/10/26[3,4]	1,000,000	974,837
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.08% due 02/05/27[3,4]	1,000,000	973,919
Shackleton II CLO Ltd.
2012-2A, 4.37% due 10/20/23[3,4]	1,000,000	972,141
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.48% due 07/28/26[3,4]	1,000,000	970,414
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[3,4]	1,000,000	970,353
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[3,4]	722,147	719,736
2014-1A, 3.02% due 10/15/23[3,4]	250,000	249,759
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.62% due 10/20/25[3,4]	1,000,000	966,445
Battalion CLO Ltd.
2007-1A, 2.47% due 07/14/22[3,4]	1,000,000	961,341
Westbrook CLO Ltd.
2006-1A, 2.27% due 12/20/20[3,4]	1,000,000	949,357
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[3,4]	1,000,000	932,295
Rockwall CDO Ltd.
2007-1A, 0.88% due 08/01/24[3,4]	1,000,000	920,412
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	1,000,000	908,899
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	1,000,000	877,329
KVK CLO Ltd.
2014-2A, 3.32% due 07/15/26[3,4]	500,000	472,376
2013-1A, due 04/14/25[4,5]	750,000	313,525
Race Point V CLO Ltd.
2014-5A, 4.26% due 12/15/22[3,4]	750,000	748,449
Gramercy Park CLO Ltd.
2014-1A, 3.26% due 07/17/23[3,4]	700,000	695,036
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/23[4]	441,767	441,055
2006-3A, 1.24% due 03/23/23[3,4]	150,742	149,629
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[3,4]	500,000	499,447
Gale Force 4 CLO Ltd.
2007-4A, 3.87% due 08/20/21[3,4]	500,000	497,086
OZLM Funding Ltd.
2012-2A, 3.57% due 10/30/23[3,4]	500,000	496,493
LCM X, LP
2014-10A, 3.17% due 04/15/22[3,4]	500,000	495,790
COA Summit CLO Ltd.
2014-1A, 4.17% due 04/20/23[3,4]	500,000	493,910
ALM VII R-2 Ltd.
2013-7R2A, 2.91% due 04/24/24[3,4]	500,000	493,657
NZCG Funding Ltd.
2015-2A, 2.66% due 04/27/27[3,4]	500,000	491,879
Gallatin CLO VII Ltd.
2014-1A, 3.22% due 07/15/23[3,4]	500,000	491,554
BlueMountain CLO Ltd.
2012-2A, 3.11% due 11/20/24[3,4]	500,000	487,627
Shasta CLO Ltd.
2007-1A, 1.71% due 04/20/21[3,4]	500,000	485,894

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 50.2% (continued)
Collateralized Loan Obligations - 40.2% (continued)
WhiteHorse IV Ltd.
2007-4A, 1.77% due 01/17/20[3,4]	$500,000	$484,761
Madison Park Funding III Ltd.
2006-3A, 1.73% due 10/25/20[3,4]	500,000	476,020
Telos CLO Ltd.
2013-4A, 3.06% due 07/17/24[3,4]	500,000	474,076
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.36% due 08/15/23[3,4]	500,000	473,334
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.62% due 07/25/25[3,4]	250,000	241,651
2014-1A, 4.57% due 07/25/25[3,4]	250,000	229,542
Figueroa CLO Ltd.
2013-1A, 3.08% due 03/21/24[3,4]	500,000	469,808
ALM XIV Ltd.
2014-14A, 3.77% due 07/28/26[3,4]	500,000	459,146
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	500,000	285,753
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.32% due 04/25/26[3,4]	250,000	229,867
Kingsland IV Ltd.
2007-4A, 1.77% due 04/16/21[3,4]	250,000	226,653
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,5]	350,000	146,808
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,4,5]	500,000	83,612
Total Collateralized Loan Obligations		171,522,171
Collateralized Debt Obligations - 6.2%
Triaxx Prime CDO Ltd.
2006-2A, 0.50% due 10/02/39[3,4]	4,263,368	4,057,842
2006-2A, 0.69% due 10/02/39[3,4]	946,444	896,426
RFTI Issuer Ltd.
2015-FL1, 2.08% due 08/15/30†††,3,4	4,000,000	3,976,080
Resource Capital Corporation Ltd.
2015-CRE4, 1.73% due 08/15/32[3,4]	2,000,000	1,980,101
2014-CRE2, 2.85% due 04/15/32[3,4]	2,000,000	1,954,912
FDF I Ltd.
2015-1A, 4.40% due 11/12/30†††,4	3,000,000	2,965,500
PFP Ltd.
2015-2, 2.32% due 07/14/34[3,4]	3,000,000	2,963,294
Highland Park CDO I Ltd.
2006-1A, 0.72% due 11/25/51[3,4]	2,650,004	2,518,621
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[3,4]	1,746,663	1,702,547
H2 Asset Funding Ltd.
2.30% due 03/19/37	1,000,000	1,005,351
Resource Capital Corporation
2015-CRE3, 3.50% due 03/15/32[3,4]	1,000,000	995,127
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.81% due 11/21/40[3,4]	700,000	666,046
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.59% due 12/13/36[3,4]	442,944	429,023
Gramercy Real Estate CDO Ltd.
2007-1A, 0.64% due 08/15/56[3,4]	455,076	426,860
Total Collateralized Debt Obligations		26,537,730
Transport-Aircraft - 3.4%
Castle Aircraft SecuritizationTrust
2015-1A, 4.70% due 12/15/40[4]	6,000,000	5,973,000
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,880,952	1,834,606
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,837,756	1,803,207
AASET
2014-1, 5.12% due 12/15/29[3]	1,153,846	1,114,154
2014-1, 7.38% due 12/15/29[3]	461,538	456,369
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[4]	1,000,000	991,016
Atlas Ltd.
2014-1, 4.87% due 12/15/39†††	947,900	936,582

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 50.2% (continued)
Transport-Aircraft - 3.4% (continued)
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[4]	$355,191	$348,975
2014-1, 5.25% due 02/15/29[4]	355,191	346,666
Rise Ltd.
2014-1, 4.74% due 02/12/39	442,708	442,177
AABS Ltd.
2013-1, 4.87% due 01/15/38	410,327	405,198
Total Transport-Aircraft		14,651,950
Communications - 0.2%
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	774,800	769,225
Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	705,750	704,480
Total Asset Backed Securities
(Cost $217,095,163)		214,185,556

COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.2%
Residential Mortgage-Backed Securities - 24.4%
LSTAR Securities Investment Trust
2015-10, 2.43% due 11/02/20[3,4]	7,833,470	7,698,836
2015-4, 2.24% due 04/01/20[3,4]	5,946,133	5,860,657
2015-1, 2.43% due 01/01/20[3,4]	4,325,662	4,225,307
2015-2, 2.24% due 01/01/20[3,4]	3,741,998	3,683,623
2014-1, 3.53% due 09/01/21[3,4]	3,700,274	3,679,182
2015-3, 2.43% due 03/01/20[3,4]	2,827,148	2,754,490
2015-6, 2.24% due 05/01/20[3,4]	2,706,068	2,658,712
2015-5, 2.24% due 04/03/17[3,4]	2,061,852	2,011,749
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[4]	4,599,847	4,595,247
2015-1A, 3.84% due 05/25/18[4]	2,416,617	2,409,850
2014-1A, 4.50% due 11/25/17[4]	1,277,654	1,287,147
GCAT LLC
2015-1, 3.63% due 05/26/20[4]	5,428,719	5,378,457
2014-2, 3.72% due 10/25/19[4,6]	1,754,739	1,740,340
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4,6]	5,965,969	5,921,464
Banc of America Funding Trust
2015-R4, 0.36% due 01/27/35†††,3,4	6,321,737	5,701,448
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[3,4]	6,064,244	5,634,289
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,6]	5,000,000	4,994,044
NRPL Trust
2014-2A, 3.75% due 10/25/57[3,4]	1,847,499	1,820,546
2015-1A, 3.88% due 11/01/54[4]	1,779,081	1,769,588
GSMSC Resecuritization Trust
2015-7R, 0.39% due 09/26/37†††,3,4	3,700,280	3,371,917
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[4]	2,513,290	2,488,652
2015-NPL1, 3.47% due 01/25/55[4]	756,209	752,526
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4]	3,232,565	3,176,071
VOLT XXVII LLC
2014-NPL7, 3.37% due 08/27/57[4]	2,300,210	2,282,364
Nomura Resecuritization Trust
2015-4R, 0.59% due 03/26/36[3,4]	1,991,478	1,763,852
2012-1R, 0.86% due 08/27/47[3,4]	316,316	298,570
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4]	2,001,517	1,966,708
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/54[4]	1,889,535	1,877,820
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4]	1,815,551	1,778,642
BCAP LLC Trust
2014-RR3, 0.34% due 10/26/36[3,4]	1,870,933	1,757,554
Structured Asset Investment Loan Trust
2005-2, 1.16% due 03/25/35[3]	1,000,000	936,030
2005-1, 1.14% due 02/25/35[3,4]	550,000	518,027

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 29.2% (continued)
Residential Mortgage-Backed Securities - 24.4% (continued)
CSMC Series
2014-6R, 0.40% due 09/27/36[3,4]	$778,098	$739,135
2014-2R, 0.40% due 02/27/46[3,4]	461,536	427,483
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[3,4]	1,192,055	1,110,336
Encore Credit Receivables Trust
2005-4, 0.86% due 01/25/36[3]	1,077,390	998,593
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	676,704	718,750
First Frankin Mortgage Loan Trust
2006-FF4, 0.61% due 03/25/36[3]	750,157	698,450
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[3]	656,980	635,670
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.55% due 02/25/37[3]	600,000	528,457
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[3]	450,000	420,447
Accredited Mortgage Loan Trust
2007-1, 0.55% due 02/25/37[3]	349,545	333,243
Soundview Home Loan Trust
2003-1, 3.79% due 08/25/31[3]	207,525	203,718
Morgan Stanley Re-REMIC Trust
2010-R5, 0.58% due 06/26/36[3,4]	225,539	163,080
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[3]	127,358	124,123
Total Residential Mortgage-Backed Securities		103,895,194
Commercial Mortgage-Backed Securities - 4.8%
CSMC Series
2014-ICE, 1.13% due 04/15/27[3,4]	3,500,000	3,477,221
2014-ICE, 2.48% due 04/15/27[3,4]	2,500,000	2,475,522
2014-ICE, 1.88% due 04/15/27[3,4]	1,000,000	989,045
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[3,4]	1,500,000	1,499,409
2013-HLF, 3.01% due 11/05/30[3,4]	1,360,072	1,360,186
2013-HLT, 4.41% due 11/05/30[4]	1,300,000	1,300,961
GAHR Commercial Mortgage Trust
2015-NRF, 1.63% due 12/15/16[3,4]	2,000,000	1,993,163
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[4]	1,000,000	981,884
2015-MTL6, 5.27% due 02/05/30[4]	1,000,000	965,092
COMM Mortgage Trust
2014-KYO, 2.65% due 06/11/27[3,4]	1,500,000	1,470,996
Hyatt Hotel Portfolio Trust
2015-HYT, 3.38% due 11/15/29[3,4]	1,000,000	1,003,880
Morgan Stanley Capital I Trust
2015-XLF1, 2.52% due 08/14/31[3,4]	1,000,000	994,543
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.43% due 07/15/31[3,4]	1,000,000	991,030
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.83% due 12/15/27[3,4]	1,000,000	988,083
Total Commercial Mortgage-Backed Securities		20,491,015
Total Collateralized Mortgage Obligations
(Cost $125,164,496)		124,386,209

CORPORATE BONDS††- 7.9%
Financial - 5.2%
Citigroup, Inc.
5.87%[2,3,7]	1,995,000	1,980,038
5.95%[3,7]	995,000	979,859
5.80%[3,7]	755,000	748,583
6.30%[3,7]	30,000	29,250
JPMorgan Chase & Co.
5.00%[2,3,7]	2,305,000	2,189,750
5.30%[2,3,7]	1,450,000	1,444,563
Goldman Sachs Group, Inc.
5.38%[3,7]	2,700,000	2,683,124
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	2,000,000	1,982,000
5.88% due 02/01/22	500,000	488,750
SunTrust Banks, Inc.
5.63%[3,7]	2,000,000	2,012,500

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 7.9% (continued)
Financial - 5.2% (continued)
Morgan Stanley
5.55%[3,7]	$2,000,000	$2,000,000
Bank of America Corp.
5.12%[3,7]	1,900,000	1,809,750
Capital One Financial Corp.
5.55%[3,7]	1,000,000	995,000
Citizens Financial Group, Inc.
5.50%[3,4,7]	1,000,000	984,500
Fifth Third Bancorp
4.90%[3,7]	1,000,000	904,250
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[3]	578,137	570,621
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[3,4]	350,000	343,875
Total Financial		22,146,413
Consumer, Non-cyclical - 0.9%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2,4]	2,016,000	2,041,200
Tenet Healthcare Corp.
4.01% due 06/15/20[2,3]	2,000,000	1,950,000
Total Consumer, Non-cyclical		3,991,200
Communications - 0.5%
Sprint Communications, Inc.
9.00% due 11/15/18[4]	2,100,000	2,210,250
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	1,900,000	1,985,500
Utilities - 0.3%
AES Corp.
3.41% due 06/01/19[2,3]	1,550,000	1,422,125
Industrial - 0.2%
CNH Industrial Capital LLC
3.87% due 07/16/18	600,000	580,500
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	600,000	417,000
Total Industrial		997,500
Basic Materials - 0.2%
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	635,987
Consumer, Cyclical - 0.1%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	250,000	243,125
Energy - 0.0%
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[10,11]	377,100	71,649
Total Corporate Bonds
(Cost $34,842,642)		33,703,749

SENIOR FLOATING RATE INTERESTS††,3 - 4.7%
Technology - 1.1%
Avago Technologies Ltd.
4.25% due 11/11/22	3,100,000	3,063,202
First Data Corp.
3.92% due 03/23/18	800,000	788,552
4.42% due 03/24/21	150,000	149,250
Avaya, Inc.
6.25% due 05/29/20	494,094	341,473
Deltek, Inc.
5.00% due 06/25/22	296,208	292,506
Sabre, Inc.
4.00% due 02/19/19	195,960	193,706
Total Technology		4,828,689
Communications - 1.0%
Univision Communications, Inc.
4.00% due 03/01/20	1,990,728	1,944,523
4.00% due 02/28/20	997,359	974,420
T-Mobile US, Inc.
3.50% due 11/09/22	1,000,000	998,910
Asurion Corp.
4.25% due 07/08/20	346,447	315,412
5.00% due 08/04/22	99,500	90,744
5.00% due 05/24/19	34,020	31,798
Total Communications		4,355,807
Financial - 0.7%
Fly Leasing Ltd.
3.50% due 08/09/19	2,703,902	2,672,808
USI Holdings Corp.
4.25% due 12/27/19	370,277	357,595
Total Financial		3,030,403
Consumer, Non-cyclical - 0.7%
Diamond Foods, Inc.
4.25% due 08/20/18	1,405,905	1,400,632
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	694,750	688,067
American Tire Distributors, Inc.
5.25% due 09/01/21	695,252	682,509
Total Consumer, Non-cyclical		2,771,208
Industrial - 0.5%
Travelport Holdings LLC
5.75% due 09/02/21	1,089,000	1,063,474
Quikrete Holdings, Inc.
4.00% due 09/28/20	500,000	493,595
Filtration Group Corp.
4.25% due 11/23/20	500,000	485,000
Dematic S.A.
4.25% due 12/27/19	245,000	240,100
Total Industrial		2,282,169
Consumer, Cyclical - 0.4%
Smart & Final Stores LLC
4.00% due 11/15/19	720,796	709,983
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	493,383	471,591
NPC International, Inc.
4.75% due 12/28/18	249,354	245,821

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.7% (continued)
Consumer, Cyclical - 0.4% (continued)
Fitness International LLC
5.50% due 07/01/20	$246,250	$226,550
Total Consumer, Cyclical		1,653,945
Energy - 0.2%
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16	1,000,000	990,000
Basic Materials - 0.1%
Chromaflo Technologies
4.50% due 12/02/19	395,802	377,991
Total Senior Floating Rate Interests
(Cost $20,684,347)		20,290,212

FOREIGN GOVERNMENT BONDS†† - 0.2%
Kenya Government International Bond
6.87% due 06/24/24[4]	850,000	743,750
Total Foreign Government Bonds
(Cost $859,388)		743,750

REPURCHASE AGREEMENTS††,1,[8] - 4.2%
Jefferies & Company, Inc. issued 12/15/15 at 3.33% due 01/26/16	6,757,000	6,757,000
issued 12/03/15 at 3.27% due 01/13/16	2,850,000	2,850,000
issued 11/24/15 at 3.21% due 01/05/16	2,025,000	2,025,000
issued 12/18/15 at 3.40% due 01/22/16	1,967,000	1,967,000
issued 11/24/15 at 2.71% due 01/05/16	1,514,000	1,514,000
issued 12/01/15 at 3.24% due 01/08/16	1,106,000	1,106,000
issued 12/11/15 at 2.80% due 01/22/16	765,000	765,000
issued 12/04/15 at 3.25% due 01/18/16	594,000	594,000
issued 12/04/15 at 2.75% due 01/18/16	522,000	522,000
Total Repurchase Agreements
(Cost $18,100,000)		18,100,000
Total Investments - 104.5%
(Cost $451,180,972)		$445,826,588
Other Assets & Liabilities, net - (4.5)%		(19,265,706)
Total Net Assets - 100.0%		$426,560,882

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2015.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $445,754,939 (cost $450,819,064), or 104.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Residual interest.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Perpetual maturity.
[8]	Repurchase Agreements — See Note 4.
[9]	Rate indicated is the 7 day yield as of December 31, 2015.
[10]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $71,649 (cost $361,908), or 0.0% of total net assets — See Note 7.

[11]	Security is in default of interest and/or principal obligations.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$206,307,394	$7,878,162	$214,185,556
Collateralized Mortgage Obligations	—	115,312,844	9,073,365	124,386,209
Corporate Bonds	—	33,703,749	—	33,703,749
Foreign Government Bonds	—	743,750	—	743,750
Preferred Stocks	—	486,000	—	486,000
Repurchase Agreements	—	18,100,000	—	18,100,000
Senior Floating Rate Interests	—	20,290,212	—	20,290,212
Short Term Investments	33,931,112	—	—	33,931,112
Total	$33,931,112	$394,943,949	$16,951,527	$445,826,588

For the period ended December 31, 2015, there were no transfers between levels.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 3.5%
Consumer, Non-cyclical - 1.1%
Gilead Sciences, Inc.[1]	15,674	$1,586,052
Tyson Foods, Inc. — Class A1	28,380	1,513,505
Archer-Daniels-Midland Co.[1]	40,430	1,482,972
UnitedHealth Group, Inc.[1]	11,452	1,347,214
Biogen, Inc.*	4,023	1,232,446
Cal-Maine Foods, Inc.	26,081	1,208,595
Molina Healthcare, Inc.*,1	18,779	1,129,181
Ingredion, Inc.[1]	11,523	1,104,364
MEDNAX, Inc.*	15,215	1,090,307
Universal Health Services, Inc. — Class B	9,099	1,087,239
Quest Diagnostics, Inc.[1]	15,167	1,078,981
Kroger Co.	25,787	1,078,670
Whole Foods Market, Inc.[1]	31,881	1,068,014
WellCare Health Plans, Inc.*,1	13,004	1,017,043
Western Union Co.	56,433	1,010,715
Darling Ingredients, Inc.*,1	92,095	968,839
HCA Holdings, Inc.*,1	14,144	956,559
Express Scripts Holding Co.*,1	10,902	952,944
St. Jude Medical, Inc.[1]	15,043	929,206
United Therapeutics Corp.*,1	5,712	894,556
Procter & Gamble Co.[1]	10,832	860,169
Cardinal Health, Inc.	9,361	835,656
General Mills, Inc.[1]	14,230	820,502
Laboratory Corporation of America Holdings*,1	6,360	786,350
AbbVie, Inc.[1]	13,213	782,738
McKesson Corp.[1]	3,965	782,017
Johnson & Johnson[1]	6,742	692,538
Dean Foods Co.	39,495	677,339
ConAgra Foods, Inc.	15,895	670,133
LifePoint Health, Inc.*	8,939	656,123
Charles River Laboratories International, Inc.*	7,747	622,781
Aaron's, Inc.[1]	27,757	621,479
CR Bard, Inc.[1]	3,175	601,472
J.M. Smucker Company[1]	4,847	597,829
ADT Corp.[1]	17,605	580,613
Varian Medical Systems, Inc.*,1	7,113	574,731
Estee Lauder Companies, Inc. — Class A1	6,499	572,302
Hologic, Inc.*,1	14,332	554,505
Sysco Corp.[1]	11,587	475,067
Baxter International, Inc.[1]	12,308	469,550
Sanderson Farms, Inc.[1]	5,984	463,880
Magellan Health, Inc.*,1	7,269	448,207
Dr Pepper Snapple Group, Inc.[1]	4,789	446,335
Air Methods Corp.*,1	10,554	442,529
United Natural Foods, Inc.*,1	11,201	440,871
Community Health Systems, Inc.*	15,872	421,084
VCA, Inc.*,1	7,651	420,805
Altria Group, Inc.	7,145	415,910
Campbell Soup Co.	7,348	386,137
Universal Corp.[1]	6,870	385,270
Owens & Minor, Inc.	10,464	376,495
AmerisourceBergen Corp. — Class A1	3,621	375,534
Select Medical Holdings Corp.[1]	31,346	373,331
Cardtronics, Inc.*	10,788	363,016
SpartanNash Co.[1]	16,560	358,358
Clorox Co.	2,810	356,392
Enanta Pharmaceuticals, Inc.*	10,731	354,338
ResMed, Inc.[1]	6,573	352,904
DaVita HealthCare Partners, Inc.*,1	5,026	350,362
Chemed Corp.	2,334	349,633
Deluxe Corp.[1]	6,305	343,875
Amsurg Corp. — Class A*,1	4,508	342,608
Total Consumer, Non-cyclical		44,539,170
Industrial - 0.5%
Corning, Inc.[1]	76,562	1,399,554
Boeing Co.	5,913	854,961
Huntington Ingalls Industries, Inc.[1]	6,315	801,058
Jabil Circuit, Inc.[1]	33,176	772,669
Cummins, Inc.	8,760	770,968
Arrow Electronics, Inc.*,1	14,126	765,346
Tech Data Corp.*,1	10,716	711,328
Knight Transportation, Inc.[1]	29,337	710,835
AGCO Corp.[1]	15,515	704,226
Fluor Corp.[1]	14,266	673,641
ITT Corp.[1]	17,639	640,649
Parker-Hannifin Corp.[1]	6,530	633,280
Textron, Inc.[1]	14,885	625,319
Avnet, Inc.[1]	13,703	587,037
Carlisle Companies, Inc.	6,392	566,906
Vishay Intertechnology, Inc.[1]	47,026	566,663
Dover Corp.[1]	9,166	561,967
Triumph Group, Inc.[1]	13,958	554,831
Union Pacific Corp.[1]	6,634	518,779
Rockwell Automation, Inc.[1]	5,000	513,050
Werner Enterprises, Inc.[1]	21,930	512,943
Barnes Group, Inc.[1]	13,720	485,551
EMCOR Group, Inc.[1]	9,610	461,664
Crane Co.[1]	9,535	456,154
Sanmina Corp.*,1	21,647	445,495
Jacobs Engineering Group, Inc.*	10,315	432,714
Timken Co.[1]	14,762	422,046
CSX Corp.	16,234	421,272
Old Dominion Freight Line, Inc.*,1	6,935	409,650
Federal Signal Corp.[1]	25,646	406,489
Clean Harbors, Inc.*	9,619	400,631
Keysight Technologies, Inc.*,1	13,481	381,917
Caterpillar, Inc.	5,548	377,042
Briggs & Stratton Corp.	20,858	360,843
Applied Industrial Technologies, Inc.	8,755	354,490
Saia, Inc.*,1	15,894	353,642
Emerson Electric Co.	7,391	353,512
TE Connectivity Ltd.[1]	5,412	349,669
Mueller Industries, Inc.[1]	12,834	347,801
ArcBest Corp.[1]	16,159	345,641
Methode Electronics, Inc.[1]	10,750	342,173
Trinity Industries, Inc.	14,147	339,811
Eaton Corporation plc	6,433	334,773
Ryder System, Inc.[1]	5,888	334,615

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 3.5% (continued)
Industrial - 0.5% (continued)
Kirby Corp.*,1	6,202	$326,349
Total Industrial		23,689,954
Financial - 0.4%
California Republic Bancorp*,2	166,500	4,911,751
Hartford Financial Services Group, Inc.[1]	33,633	1,461,691
Everest Re Group Ltd.[1]	7,175	1,313,670
JPMorgan Chase & Co.[1]	17,758	1,172,561
MetLife, Inc.[1]	21,333	1,028,464
Allstate Corp.[1]	16,478	1,023,119
Travelers Companies, Inc.	8,528	962,469
Aflac, Inc.	15,852	949,534
Prudential Financial, Inc.[1]	9,943	809,460
Principal Financial Group, Inc.[1]	17,782	799,834
WR Berkley Corp.	13,310	728,723
Bank of New York Mellon Corp.	15,042	620,031
First American Financial Corp.	16,323	585,996
Regions Financial Corp.[1]	60,062	576,595
Interactive Brokers Group, Inc. — Class A1	12,329	537,544
American Financial Group, Inc.[1]	7,340	529,067
East West Bancorp, Inc.[1]	12,080	502,044
Hanover Insurance Group, Inc.[1]	6,034	490,806
Franklin Resources, Inc.[1]	12,990	478,292
American Equity Investment Life Holding Co.[1]	19,484	468,201
Comerica, Inc.	10,859	454,232
Aspen Insurance Holdings Ltd.[1]	9,215	445,085
Selective Insurance Group, Inc.	12,954	434,995
American Express Co.[1]	6,152	427,872
WP GLIMCHER, Inc.[1]	35,262	374,130
Waddell & Reed Financial, Inc. — Class A1	10,660	305,516
Total Financial		22,391,682
Consumer, Cyclical - 0.5%
Wal-Mart Stores, Inc.[1]	26,233	1,608,084
CVS Health Corp.	12,678	1,239,529
Kohl's Corp.[1]	22,716	1,081,963
United Continental Holdings, Inc.*,1	18,430	1,056,039
Delta Air Lines, Inc.[1]	19,066	966,456
Goodyear Tire & Rubber Co.[1]	29,212	954,356
UniFirst Corp.	8,017	835,371
American Airlines Group, Inc.	17,110	724,609
Ingram Micro, Inc. — Class A	23,553	715,540
Walgreens Boots Alliance, Inc.	8,287	705,679
The Gap, Inc.[1]	28,419	701,949
Southwest Airlines Co.[1]	16,294	701,620
JetBlue Airways Corp.*,1	29,612	670,712
Macy's, Inc.[1]	18,962	663,291
PACCAR, Inc.[1]	13,436	636,866
Target Corp.	8,709	632,360
Bed Bath & Beyond, Inc.*	13,063	630,290
Hawaiian Holdings, Inc.*	16,628	587,467
Best Buy Company, Inc.	17,575	535,159
Foot Locker, Inc.	8,038	523,193
Alaska Air Group, Inc.[1]	6,435	518,082
American Eagle Outfitters, Inc.[1]	31,858	493,799
Guess?, Inc.[1]	25,825	487,576
Casey's General Stores, Inc.	3,974	478,668
Fossil Group, Inc.*,1	12,809	468,297
Thor Industries, Inc.[1]	7,569	424,999
Dana Holding Corp.[1]	29,700	409,860
Children's Place, Inc.	7,196	397,219
Buckle, Inc.	12,302	378,656
Spirit Airlines, Inc.*,1	9,491	378,216
Select Comfort Corp.*,1	17,276	369,880
Michael Kors Holdings Ltd.*	8,631	345,758
Outerwall, Inc.[1]	6,107	223,150
Total Consumer, Cyclical		21,544,693
Technology - 0.3%
Micron Technology, Inc.*,1	81,553	1,154,791
Seagate Technology plc[1]	28,204	1,033,959
Apple, Inc.[1]	9,666	1,017,443
Xerox Corp.	94,262	1,002,005
Intel Corp.[1]	26,992	929,874
CA, Inc.	31,904	911,177
International Business Machines Corp.[1]	6,240	858,750
SYNNEX Corp.	8,773	788,956
Tessera Technologies, Inc.	24,973	749,440
Convergys Corp.[1]	28,065	698,538
Cirrus Logic, Inc.*	22,487	664,041
DST Systems, Inc.[1]	5,736	654,248
Oracle Corp.[1]	17,852	652,134
IPG Photonics Corp.*,1	6,819	607,982
MKS Instruments, Inc.	16,398	590,328
NetApp, Inc.[1]	21,968	582,811
Texas Instruments, Inc.[1]	10,612	581,644
Teradata Corp.*	18,353	484,886
Sykes Enterprises, Inc.*	14,696	452,343
CACI International, Inc. — Class A*	4,721	438,014
HP, Inc.[1]	35,846	424,417
Hewlett Packard Enterprise Co.[1]	27,893	423,974
Mentor Graphics Corp.[1]	20,514	377,868
Cabot Microelectronics Corp.	8,589	376,026
NVIDIA Corp.	10,851	357,649
Skyworks Solutions, Inc.[1]	4,262	327,449
Icad, Inc.*,1	60,265	311,570
Total Technology		17,452,317
Utilities - 0.3%
Public Service Enterprise Group, Inc.[1]	45,170	1,747,627
Entergy Corp.[1]	20,964	1,433,099
NextEra Energy, Inc.[1]	11,001	1,142,894
Consolidated Edison, Inc.	17,118	1,100,174
Edison International	17,909	1,060,392
DTE Energy Co.[1]	11,609	930,926
American Electric Power Company, Inc.	14,467	842,992
CenterPoint Energy, Inc.	44,539	817,737
Pinnacle West Capital Corp.[1]	12,144	783,045
Southwest Gas Corp.[1]	13,146	725,133
Questar Corp.[1]	30,536	594,841
Vectren Corp.[1]	13,544	574,536
OGE Energy Corp.[1]	18,524	486,996
PG&E Corp.[1]	6,814	362,437
Total Utilities		12,602,829

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 3.5% (continued)
Communications - 0.3%
Verizon Communications, Inc.[1]	30,390	$1,404,626
CenturyLink, Inc.	49,478	1,244,866
Atlantic Tele-Network, Inc.	13,078	1,023,092
Cisco Systems, Inc.	37,538	1,019,345
AT&T, Inc.	28,414	977,726
Frontier Communications Corp.[1]	169,905	793,456
InterDigital, Inc.[1]	15,044	737,758
Time Warner, Inc.[1]	11,403	737,432
Telephone & Data Systems, Inc.[1]	22,203	574,836
Viacom, Inc. — Class B1	13,934	573,523
F5 Networks, Inc.*,1	5,749	557,423
Cengage Learning Acquisitions, Inc.*,††	21,660	490,967
Polycom, Inc.*,1	33,559	422,508
AMC Networks, Inc. — Class A*,1	5,437	406,035
General Communication, Inc. — Class A*	17,074	337,724
Total Communications		11,301,317
Energy - 0.1%
Marathon Petroleum Corp.[1]	12,601	653,236
Exxon Mobil Corp.[1]	8,164	636,384
Valero Energy Corp.	8,611	608,884
FMC Technologies, Inc.*,1	20,501	594,734
First Solar, Inc.*	8,354	551,280
Total Energy		3,044,518
Basic Materials - 0.0%
Mosaic Co.	13,830	381,570
Domtar Corp.	8,923	329,705
Mirabela Nickel Ltd.*,†††,2	7,057,522	514
Total Basic Materials		711,789
Total Common Stocks
(Cost $165,627,586)		157,278,269

PREFERRED STOCKS†† - 0.7%
Industrial - 0.5%
Seaspan Corp. 6.38% due 04/30/19[2]	572,000	13,899,600
Financial - 0.2%
Cent CLO 16, LP due 08/1/24*,3,4	7,000	3,390,283
Aspen Insurance Holdings Ltd. 5.95%[2,5,6]	100,189	2,583,874
BreitBurn Energy Partners*,†††,2	379,466	1,195,318
ALM Loan Funding Ltd. due 06/20/23*,4,5	1,373	1,039,564
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,4,5,7	5,200	1
Total Financial		8,209,040
Total Preferred Stocks
(Cost $27,774,375)		22,108,640

EXCHANGE-TRADED FUNDS† - 1.6%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF[8]	1,220,000	28,865,200
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF[8]	1,059,096	24,073,252
Total Exchange-Traded Funds
(Cost $55,002,094)		52,938,452

MUTUAL FUNDS† - 5.8%
Guggenheim Floating Rate Strategies Fund - Institutional Class[8]	4,105,499	103,663,844
Guggenheim Alpha Opportunity Fund - Institutional Class[8]	1,881,326	47,936,187
Guggenheim High Yield Fund - Institutional Class[8]	2,287,064	19,302,822
Guggenheim Limited Duration Fund - Institutional Class[8]	466,648	11,400,205
Guggenheim Risk Managed Real Estate Fund - Institutional Class[8]	403,870	10,952,950
Total Mutual Funds
(Cost $197,471,414)		193,256,008

CLOSED-END FUNDS† - 0.2%
Guggenheim Strategic Opportunities Fund[8]	315,681	5,312,911
Total Closed-End Funds
(Cost $6,073,028)		5,312,911

SHORT TERM INVESTMENTS† - 6.0%
Federated U.S. Treasury Cash Reserve Fund 0.04%[17]	200,355,555	200,355,555
Western Asset Institutional U.S. Treasury Reserves 0.05%[17]	1,323,753	1,323,753
Total Short Term Investments
(Cost $201,679,308)		201,679,308

	Face Amount
ASSET-BACKED SECURITIES††- 31.3%
Collateralized Loan Obligations - 20.2%
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,7]	$28,400,000	24,243,500
CIFC Funding Ltd.
2014-3X, due 07/22/26[4]	15,400,000	8,537,120
2013-2A, 3.92% due 04/21/25[5,7]	4,250,000	3,924,050
2014-1A, 3.43% due 08/14/24[5,7]	3,250,000	3,222,742
2015-2A, 4.10% due 12/05/24[5,7]	2,000,000	1,892,566
2014-1A, 3.12% due 04/18/25[5,7]	1,750,000	1,682,939
2013-4A, 3.91% due 11/27/24[5,7]	1,000,000	920,249
KVK CLO Ltd.
2014-2A, 3.32% due 07/15/26[5,7]	8,250,000	7,794,209
2013-1A, due 04/14/25[4,7]	11,900,000	4,974,589
2014-1A, 3.26% due 05/15/26[5,7]	5,000,000	4,551,967
2014-3A, due 10/15/26[4,7]	2,500,000	1,192,436

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
Voya CLO Ltd.
2013-1X, due 04/15/24[4]	$20,000,000	$11,428,942
2015-3A, 4.27% due 10/15/22[5,7]	4,000,000	3,870,281
2014-2A, 3.27% due 07/17/26[5,7]	2,000,000	1,960,231
Shackleton CLO Ltd.
2014-5A, 3.04% due 05/07/26[5,7]	10,750,000	10,142,554
2013-4A, 3.29% due 01/13/25[5,7]	7,250,000	6,934,765
Avery
2013-3X, % due 01/18/25[4]	19,800,000	16,594,380
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,7]	16,000,000	13,654,750
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,7]	14,000,000	12,282,603
Golub Capital Partners CLO Ltd.
2015-25A, 3.14% due 08/05/27[5,7]	6,000,000	5,894,861
2014-10A, 3.27% due 10/20/21[5,7]	4,000,000	3,988,212
2014-18A, 3.82% due 04/25/26[5,7]	2,200,000	2,150,665
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.74% due 10/10/26[5,7]	5,400,000	5,116,838
2015-6A, 3.19% due 10/10/26[5,7]	4,000,000	3,899,346
2015-6A, 4.14% due 10/10/26[5,7]	3,000,000	2,906,340
KKR Financial CLO Ltd.
2007-1A, 5.36% due 05/15/21[5,7]	6,000,000	6,035,942
2015-12, 3.28% due 07/15/27[5,7]	5,000,000	4,814,087
2007-1X, 5.36% due 05/15/21	800,000	804,792
Northwoods Capital XIV Ltd.
2014-14A, 3.71% due 11/12/25[5,7]	6,000,000	5,754,224
2014-14A, 2.82% due 11/12/25[5,7]	5,750,000	5,627,200
Telos CLO Ltd.
2014-6A, 3.32% due 01/17/27[5,7]	5,000,000	4,731,311
2013-3A, 3.32% due 01/17/24[5,7]	2,750,000	2,607,285
2013-3A, 4.57% due 01/17/24[5,7]	2,550,000	2,398,227
2007-2A, 2.52% due 04/15/22[5,7]	1,650,000	1,617,882
Neuberger Berman CLO Ltd.
2014-12A, 3.42% due 07/25/23[5,7]	5,300,000	5,248,049
2012-12X, due 07/25/23[4]	7,000,000	2,936,166
2012-12A, due 07/25/23[4,7]	5,900,000	2,474,768
NewStar Clarendon Fund CLO LLC
2015-1A, 3.02% due 01/25/27[5,7]	7,000,000	6,822,738
2015-1A, 3.67% due 01/25/27[5,7]	4,000,000	3,792,400
Great Lakes CLO Ltd.
2015-1A, 4.07% due 07/15/26[5,7]	4,250,000	4,136,633
2014-1A, 4.02% due 04/15/25[5,7]	3,000,000	2,978,612
2012-1A, 0.00% due 01/15/23[4,7]	3,250,000	1,877,727
2014-1A, 4.52% due 04/15/25[5,7]	1,500,000	1,387,146
Highbridge Loan Management Ltd.
2014-1A, 3.82% due 09/20/22[5,7]	6,500,000	6,510,889
2014-1A, 4.82% due 09/20/22[5,7]	3,500,000	3,427,725
Newstar Commercial Loan Funding LLC
2015-1A, 4.17% due 01/20/27[5,7]	5,000,000	4,893,283
2013-1A, 5.12% due 09/20/23[5,7]	3,250,000	3,060,819
2014-1A, 5.06% due 04/20/25[5,7]	1,250,000	1,177,886
2013-1A, 5.87% due 09/20/23[5,7]	750,000	728,049
Babson CLO Ltd.
2012-2A, due 05/15/23[4,7]	11,850,000	6,553,814
2014-IA, due 07/20/25[4,7]	6,400,000	3,046,185
Dryden XXIII Senior Loan Fund
2014-23A, 3.27% due 07/17/23[5,7]	6,000,000	5,956,555
2014-23A, 4.22% due 07/17/23[5,7]	3,425,000	3,311,934
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[4,7]	10,500,000	9,151,765
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[4,7]	5,500,000	4,972,725
2015-19A, 3.72% due 01/24/27[5,7]	3,000,000	2,981,787

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.32% due 07/16/26[5,7]	$8,000,000	$7,802,286
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[4,7]	9,500,000	4,208,878
2013-1A, 3.07% due 04/15/25[5,7]	2,000,000	1,918,718
2013-1A, 4.07% due 04/15/25[5,7]	1,500,000	1,390,667
Cent CLO
2014-16A, 3.53% due 08/01/24[5,7]	7,250,000	7,249,474
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.06% due 02/17/26[5,7]	3,900,000	3,753,300
2014-2A, 3.81% due 02/17/26[5,7]	3,990,000	3,480,850
ACIS CLO Ltd.
2015-6A, 3.70% due 05/01/27[5,7]	3,000,000	2,991,089
2013-1A, 4.82% due 04/18/24[5,7]	2,100,000	2,098,821
2013-2A, 4.17% due 10/14/22[5,7]	1,800,000	1,755,489
OCP CLO Ltd.
2014-7A, 3.32% due 10/20/26[5,7]	5,000,000	4,823,714
2014-6A, 3.42% due 07/17/26[5,7]	2,000,000	1,954,499
ALM VII Ltd.
2012-7A, 4.82% due 10/19/24[5,7]	6,500,000	6,489,499
Benefit Street Partners CLO Ltd.
2015-IA, 3.23% due 10/15/25[5,7]	6,500,000	6,403,920
Venture XI CLO Ltd.
2015-11A, 3.31% due 11/14/22[5,7]	4,000,000	3,865,851
2015-11A, 4.31% due 11/14/22[5,7]	2,500,000	2,374,838
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.82% due 10/15/26[5,7]	3,500,000	3,248,852
2014-5A, 3.87% due 10/15/26[5,7]	3,000,000	2,883,265
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.82% due 04/25/26[5,7]	5,000,000	4,929,338
2014-18A, 4.32% due 04/25/26[5,7]	1,200,000	1,103,361
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[4,7]	9,600,000	5,471,764
Fortress Credit Investments IV Ltd.
2015-4A, 3.82% due 07/17/23[5,7]	5,800,000	5,461,405
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.87% due 04/28/26[5,7]	5,500,000	5,332,071
ALM XIV Ltd.
2014-14A, 3.27% due 07/28/26[5,7]	3,100,000	3,030,946
2014-14A, 3.77% due 07/28/26[5,7]	2,500,000	2,295,729
Carlyle Global Market Strategies CLO Ltd.
2014-2A, 4.21% due 07/20/23[5,7]	3,000,000	2,905,683
2012-3A, due 10/04/24[4,7]	1,800,000	1,159,918
2015-1A, 4.07% due 04/20/22[5,7]	1,000,000	980,385
Fortress Credit Funding V, LP
2015-5A, 4.01% due 08/15/22[5,7]	5,000,000	4,982,959
Fifth Street SLF II Ltd.
2015-2A, 3.14% due 09/29/27[5,7]	5,000,000	4,921,000
Cerberus Onshore II CLO-2 LLC
2014-1A, 3.63% due 10/15/23[5,7]	2,500,000	2,473,484
2014-1A, 4.43% due 10/15/23[5,7]	2,500,000	2,427,461
NewStar Commercial Loan Trust
2007-1A, 2.71% due 09/30/22[5,7]	4,000,000	3,747,453
2007-1A, 1.71% due 09/30/22[5,7]	1,000,000	959,287
Figueroa CLO Ltd.
2013-2A, 4.32% due 12/18/25[5,7]	5,000,000	4,639,022
Mountain Hawk II CLO Ltd.
2013-2A, 3.44% due 07/22/24[5,7]	2,750,000	2,339,413
2013-2A, 2.89% due 07/22/24[5,7]	2,500,000	2,297,331
ALM VII R Ltd.
2013-7RA, 3.77% due 04/24/24[5,7]	4,750,000	4,592,405
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.58% due 02/05/27[5,7]	5,000,000	4,481,575

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.57% due 07/25/25[5,7]	$2,750,000	$2,524,967
2014-1A, 3.62% due 07/25/25[5,7]	2,000,000	1,933,206
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[4,7]	2,650,000	1,738,026
2012-1A, 4.37% due 07/17/23[5,7]	1,750,000	1,709,752
2012-1X, 0.00% due 07/17/23[4]	1,250,000	819,824
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.62% due 10/25/26[5,7]	4,300,000	4,156,757
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.42% due 12/20/24[5,7]	3,250,000	3,190,549
2012-1A, 3.36% due 08/15/23[5,7]	1,000,000	946,668
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[5,7]	4,200,000	4,129,760
Symphony CLO V Ltd.
2007-5A, 4.57% due 01/15/24[5,7]	4,000,000	4,007,998
BlueMountain CLO Ltd.
2012-2A, 4.46% due 11/20/24[5,7]	4,100,000	4,001,932
Catamaran CLO Ltd.
2015-1A, 3.42% due 04/22/27[5,7]	4,000,000	3,914,365
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.14% due 08/05/27[5,7]	4,000,000	3,868,555
AIMCO CLO Series
2015-AA, due 01/15/28[4,7]	5,400,000	3,838,698
Oaktree EIF II Series Ltd.
2014-A2, 3.56% due 11/15/25[5,7]	4,000,000	3,835,521
JFIN CLO 2007 Ltd.
2007-1A, 3.11% due 07/20/21[5,7]	4,000,000	3,771,005
Airlie CLO Ltd.
2006-2A, 1.77% due 12/20/20[5,7]	4,000,000	3,757,738
Adirondack Park CLO Ltd.
2013-1A, 3.97% due 04/15/24[5,7]	4,000,000	3,742,504
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.05% due 01/20/27[5,7]	3,500,000	3,409,413
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.62% due 10/18/25[5,7]	3,500,000	3,382,455
Marea CLO Ltd.
2015-1A, 4.07% due 10/15/23[5,7]	3,500,000	3,367,923
Marathon CLO V Ltd.
2013-5A, due 02/21/25[4,7]	5,500,000	3,360,933
Grayson CLO Ltd.
2006-1A, 0.74% due 11/01/21[5,7]	3,700,000	3,328,974
Primus CLO II Ltd.
2007-2A, 1.24% due 07/15/21[5,7]	3,500,000	3,192,608
Mountain Hawk I CLO Ltd.
2013-1A, 3.02% due 01/20/24[5,7]	3,400,000	3,190,166
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.46% due 02/15/26[5,7]	3,250,000	3,146,040
Rockwall CDO Ltd.
2007-1A, 0.58% due 08/01/24[5,7]	1,739,307	1,690,265
2007-1A, 0.88% due 08/01/24[5,7]	1,500,000	1,380,618
Rampart CLO Ltd.
2007-1A, 4.12% due 10/25/21[5,7]	3,000,000	2,999,490
Shackleton I CLO Ltd.
2012-1A, 5.11% due 08/14/23[5,7]	3,000,000	2,998,334
Black Diamond CLO Delaware Corp.
2005-1A, 2.47% due 06/20/17[5,7]	1,500,000	1,485,506
2005-2A, 2.42% due 01/07/18[5,7]	1,500,000	1,475,959
Marathon CLO VII Ltd.
2014-7A, 3.82% due 10/28/25[5,7]	3,000,000	2,914,471
Flatiron CLO Ltd.
2013-1A, 3.91% due 01/17/26[5,7]	3,200,000	2,914,160
Race Point V CLO Ltd.
2014-5A, 4.26% due 12/15/22[5,7]	2,900,000	2,894,003
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.51% due 11/14/25[5,7]	3,000,000	2,878,055
Vibrant CLO II Ltd.
2013-2A, 3.07% due 07/24/24[5,7]	3,000,000	2,827,512

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
Vibrant CLO Ltd.
2015-1A, 4.22% due 07/17/24[5,7]	$3,000,000	$2,801,244
Mountain Hawk III CLO Ltd.
2014-3A, 3.12% due 04/18/25[5,7]	3,000,000	2,776,100
Franklin CLO VI Ltd.
2007-6A, 2.59% due 08/09/19[5,7]	3,000,000	2,764,175
Sound Point CLO I Ltd.
2012-1A, 4.89% due 10/20/23[5,7]	2,750,000	2,722,262
Silvermore CLO Ltd.
2014-1A, 3.36% due 05/15/26[5,7]	3,000,000	2,680,961
Fortress Credit BSL Ltd.
2013-1A, 3.22% due 01/19/25[5,7]	2,750,000	2,644,149
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[4,7]	4,790,000	2,639,021
Symphony CLO IX, LP
2012-9A, 4.57% due 04/16/22[5,7]	2,600,000	2,564,175
Callidus Debt Partners CLO Fund VI Ltd.
2007-6A, 3.32% due 10/23/21[5,7]	2,100,000	2,065,732
2007-6A, 1.57% due 10/23/21[5,7]	500,000	470,025
Marathon CLO VI Ltd.
2014-6A, 3.21% due 05/13/25[5,7]	2,750,000	2,512,592
Symphony CLO XII Ltd.
2013-12A, 3.82% due 10/15/25[5,7]	2,700,000	2,500,201
West CLO Ltd.
2013-1A, due 11/07/25[4,7]	5,300,000	1,534,990
2013-1A, 3.24% due 11/07/25[5,7]	1,000,000	957,779
Apidos CLO XX
2015-20A, 3.52% due 01/16/27[5,7]	2,500,000	2,470,019
ALM VII R-2 Ltd.
2013-7R2A, 3.77% due 04/24/24[5,7]	2,500,000	2,463,949
Carlyle Global Market Strategies
2013-3X SUB, due 07/15/25[4]	4,000,000	2,460,649
LCM X, LP
2014-10A, 4.07% due 04/15/22[5,7]	2,500,000	2,453,503
Galaxy XVIII CLO Ltd.
2014-18A, 3.32% due 10/15/26[5,7]	2,500,000	2,436,392
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[4,7]	5,650,000	2,425,074
Gallatin CLO VII Ltd.
2014-1A, 4.08% due 07/15/23[5,7]	2,500,000	2,417,708
Westwood CDO II Ltd.
2007-2X, 2.11% due 04/25/22	1,550,000	1,462,921
2007-2A, 2.12% due 04/25/22[5,7]	1,000,000	943,820
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[5,7]	2,450,000	2,405,510
Symphony CLO XI Ltd.
2013-11A, 4.32% due 01/17/25[5,7]	2,500,000	2,388,807
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.32% due 12/20/18[5,7]	2,376,000	2,346,083
Venture XVI CLO Ltd.
2014-16A, 3.07% due 04/15/26[5,7]	2,250,000	2,153,064
Venture XII CLO Ltd.
2013-12A, 4.06% due 02/28/24[5,7]	2,250,000	2,061,747
Gale Force 4 CLO Ltd.
2007-4A, 3.87% due 08/20/21[5,7]	2,000,000	1,988,344
Churchill Financial Cayman Ltd.
2007-1A, 2.92% due 07/10/19[5,7]	1,000,000	989,502
2007-1A, 1.57% due 07/10/19[5,7]	1,000,000	985,138
Cerberus Onshore II CLO LLC
2014-1A, 3.82% due 10/15/23[5,7]	1,000,000	993,042
2014-1A, 4.32% due 10/15/23[5,7]	1,000,000	961,801
Blue Hill CLO Ltd.
2013-1A, 3.32% due 01/15/26[5,7]	2,000,000	1,940,632
AMMC CLO XIV Ltd.
2014-14A, 3.12% due 07/27/26[5,7]	2,000,000	1,925,698
OHA Credit Partners VII Ltd.
2012-7A, 4.37% due 11/20/23[5,7]	2,000,000	1,924,927
Limerock CLO II Ltd.
2014-2A, 3.17% due 04/18/26[5,7]	2,000,000	1,920,501

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
Finn Square CLO Ltd.
2012-1A, due 12/24/23[4,7]	$3,250,000	$1,875,093
Lime Street CLO Corp.
2007-1A, 3.07% due 06/20/21[5,7]	2,000,000	1,844,950
Kingsland III Ltd.
2006-3A, 1.98% due 08/24/21[5,7]	1,890,000	1,818,234
Regatta Funding Ltd.
2007-1X, 3.81% due 06/15/20[5]	1,800,000	1,798,790
NXT Capital CLO LLC
2015-1A, 4.47% due 04/21/27[5,7]	2,000,000	1,791,094
OHA Credit Partners VI Ltd.
2015-6A, 3.86% due 05/15/23[5,7]	1,750,000	1,745,471
Octagon Loan Funding Ltd.
2014-1A, due 11/18/26[4,7]	3,000,000	1,737,752
Symphony CLO XV Ltd.
2014-15A, 3.52% due 10/17/26[5,7]	1,750,000	1,730,566
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,7]	3,000,000	1,714,516
Shackleton II CLO Ltd.
2012-2A, 4.37% due 10/20/23[5,7]	1,750,000	1,701,247
Octagon Investment Partners XV Ltd.
2013-1A, 3.17% due 01/19/25[5,7]	1,750,000	1,689,398
Canyon Capital CLO Ltd.
2013-1A, 3.12% due 01/15/24[5,7]	1,750,000	1,671,862
Madison Park Funding XI Ltd.
2013-11A, 3.82% due 10/23/25[5,7]	1,750,000	1,629,258
Landmark VIII CLO Ltd.
2006-8A, 1.77% due 10/19/20[5,7]	1,650,000	1,573,550
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[5,7]	1,750,000	1,554,446
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/25[5,7]	1,750,000	1,482,993
MCF CLO I LLC
2013-1A, 3.87% due 04/20/23[5,7]	1,500,000	1,478,429
Sands Point Funding Ltd.
2006-1A, 2.07% due 07/18/20[5,7]	1,500,000	1,476,846
Avalon IV Capital Ltd.
2014-1A, 4.17% due 04/17/23[5,7]	1,500,000	1,468,609
Steele Creek CLO Ltd.
2014-1A, 3.58% due 08/21/26[5,7]	1,500,000	1,456,953
OZLM Funding V Ltd.
2013-5A, 3.32% due 01/17/26[5,7]	1,500,000	1,456,058
Greywolf CLO III Ltd.
2014-1A, 3.17% due 04/22/26[5,7]	1,500,000	1,447,715
Symphony CLO Ltd.
2015-10A, 4.17% due 07/23/23[5,7]	1,500,000	1,445,380
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.24% due 07/20/26[5,7]	1,500,000	1,436,920
OHA Park Avenue CLO I Ltd.
2007-1A, 3.75% due 03/14/22[5,7]	1,413,497	1,364,354
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,5,7]	8,150,000	1,362,876
Kingsland IV Ltd.
2007-4A, 1.77% due 04/16/21[5,7]	1,500,000	1,359,917
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[5,7]	1,400,000	1,358,495
TICP CLO II Ltd.
2014-2A, 3.32% due 07/20/26[5,7]	1,300,000	1,252,455
COA Summit CLO Ltd.
2014-1A, 4.17% due 04/20/23[5,7]	1,250,000	1,234,776
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.53% due 05/01/22[5,7]	1,250,000	1,212,161
ALM VI Ltd.
2012-6A, due 07/15/26[4,7]	1,600,000	1,211,437
ICE EM CLO
2007-1A, 1.37% due 08/15/22[5,7]	1,250,000	1,202,375
Black Diamond CLO Luxembourg S.A.
2007-1A, 1.01% due 04/29/19[5,7]	1,100,000	1,024,618
Palmer Square CLO Ltd.
2014-1A, 2.87% due 10/17/22[5,7]	1,000,000	994,200
Gleneagles CLO Ltd.
2005-1A, 1.23% due 11/01/17[5,7]	1,000,000	988,258

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Collateralized Loan Obligations - 20.2% (continued)
Pangaea CLO Ltd.
2007-1A, 0.82% due 10/21/21[5,7]	$1,000,000	$980,138
WhiteHorse VIII Ltd.
2014-1A, 3.08% due 05/01/26[5,7]	1,000,000	960,642
Halcyon Loan Investors CLO I, Inc.
2006-1A, 3.87% due 11/20/20[5,7]	1,000,000	958,561
Halcyon Loan Investors CLO II, Inc.
2007-2A, 1.72% due 04/24/21[5,7]	1,000,000	954,773
ACAS CLO Ltd.
2013-1A, 3.07% due 04/20/25[5,7]	1,000,000	953,575
OHA Loan Funding Ltd.
2013-1A, 3.92% due 07/23/25[5,7]	1,000,000	950,711
Eastland CLO Ltd.
2007-1A, 0.73% due 05/01/22[5,7]	1,000,000	946,968
Cavalry CLO II
2013-2A, 4.32% due 01/17/24[5,7]	1,000,000	931,241
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[4,7]	2,000,000	867,576
Garrison Funding Ltd.
2013-2A, 5.02% due 09/25/23[5,7]	750,000	747,295
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/23[7]	441,767	441,055
2006-3A, 1.24% due 03/23/23[5,7]	301,483	299,258
Ares CLO Ltd.
2013-1X, due 04/15/25[4]	1,660,000	735,446
Venture XV CLO Ltd.
2013-15A, 3.42% due 07/15/25[5,7]	750,000	730,787
Venture CLO Ltd.
2013-14A, 3.16% due 08/28/25[5,7]	750,000	713,002
Westwood CDO I Ltd.
2007-1A, 1.27% due 03/25/21[5,7]	700,000	657,853
Marathon CLO Ltd.
due 02/21/25[4]	1,000,000	611,079
Fortress Credit Opportunities
2005-1A, 0.75% due 07/15/195,[18]	592,034	555,101
TCW Global Project Fund III Ltd.
2005-1A, 1.26% due 09/01/17[5,7]	216,467	215,515
Marathon CLO II Ltd.
2005-2A, due 12/20/19[4,5,7]	2,250,000	80,286
BlackRock Senior Income Series Corp.
2004-1X, 09/15/16†††,4	2,382,940	2
Total Collateralized Loan Obligations		677,565,603
Transport-Aircraft - 5.6%
AASET
2014-1, 7.38% due 12/15/29[5]	18,230,769	18,026,585
2014-1, 5.12% due 12/15/29[5]	17,307,692	16,712,308
2014-1 C, 10.00% due 08/15/30†††	7,055,134	7,055,134
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	18,809,524	18,346,057
2015-1A, 5.07% due 02/15/40[7]	17,351,786	16,851,707
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[7]	29,750,000	29,482,714
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[7]	13,410,031	13,175,355
2014-1, 5.25% due 02/15/29[7]	7,303,401	7,128,119
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[7]	12,500,000	12,256,250
Stripes
2013-1 A1, 3.90% due 03/20/23†††,2	9,360,311	9,214,852
Atlas Ltd.
2014-1, 4.87% due 12/15/39†††	6,834,575	6,752,971
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	3,844,987	3,753,476
2013-1A, 6.38% due 12/13/48[18]	2,542,646	2,499,929
Rise Ltd.
2014-1, 4.74% due 02/12/39	6,197,917	6,190,479
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7]	6,052,083	6,156,579

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 31.3% (continued)
Transport-Aircraft - 5.6% (continued)
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[7]	$4,921,875	$4,829,590
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	4,622,564	4,519,018
AABS Ltd.
2013-1, 4.87% due 01/15/38	3,241,584	3,201,064
Airplanes Pass Through Trust
2001-1A, 0.88% due 03/15/195,[18]	3,791,006	1,125,929
Total Transport-Aircraft		187,278,116
Collateralized Debt Obligations - 5.5%
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[5,7]	43,563,378	41,261,131
RFTI Issuer Ltd.
2015-FL1, 4.21% due 08/15/30†††,5,7	27,841,000	27,708,198
Gramercy Real Estate CDO Ltd.
2007-1A, 0.64% due 08/15/56[5,7]	14,865,807	13,944,085
FDF I Ltd.
2015-1A, 5.50% due 11/12/30†††,7	12,000,000	11,850,720
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[5,7]	10,515,622	10,250,030
Highland Park CDO I Ltd.
2006-1A, 0.79% due 11/25/51[5,7]	8,250,000	6,051,519
2006-1A, 0.72% due 11/25/51[5,7]	3,753,697	3,567,595
N-Star REL CDO VIII Ltd.
2006-8A, 0.79% due 02/01/41[5,7]	8,100,000	7,577,482
2006-8A, 0.72% due 02/01/41[5,7]	1,672,802	1,618,368
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	9,598,736	9,070,573
N-Star Real Estate CDO IX Ltd.
0.56% due 02/01/41[2]	8,775,357	8,490,591
Resource Capital Corp. CRE
2015-CRE4, 3.33% due 08/15/32[5,7]	7,750,000	7,634,765
Static Repackaging Trust Ltd.
2004-1A, 1.39% due 05/10/39[5,7]	7,812,008	7,384,824
Resource Capital Corporation
2015-CRE3, 4.35% due 03/15/32[5,7]	7,000,000	6,930,659
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.81% due 11/21/40[5,7]	5,000,000	4,757,475
Putnam Structured Product CDO Ltd.
2002-1A, 1.10% due 01/10/38[5,7]	3,700,428	3,517,935
Banco Bradesco SA
2014-1B, 5.43% due 03/12/26†††,2	3,259,802	3,307,852
DIVCORE CLO Ltd.
2013-1A, 4.23% due 11/15/32[5,7]	3,250,000	3,197,040
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.59% due 12/13/36[5,7]	2,657,663	2,574,140
Pasadena CDO Ltd.
2002-1A, 1.42% due 06/19/37[5,7]	1,543,106	1,509,931
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.85% due 12/15/28[5,7]	1,000,000	990,891
Total Collateralized Debt Obligations		183,195,804
Insurance - 0.0%
Northwind Holdings LLC
2007-1A, 1.11% due 12/01/37[5,7]	538,650	495,558
Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[3,7]	316,698	256,177
Financial - 0.0%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.81% due 07/09/17[5]	182,000	178,233
Total Asset-Backed Securities
(Cost $1,115,334,693)		1,048,969,491

COLLATERALIZED MORTGAGE OBLIGATIONS††- 24.5%
Residential Mortgage-Backed Securities - 21.9%
LSTAR Securities Investment Trust
2015-1, 2.43% due 01/01/20[5,7]	48,778,741	47,647,076
2015-2, 2.24% due 01/01/20[5,7]	45,862,295	45,146,844
2015-3, 2.43% due 03/01/20[5,7]	36,382,153	35,447,132
2014-1, 3.53% due 09/01/21[5,7]	25,991,079	25,842,930

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 24.5% (continued)
Residential Mortgage-Backed Securities - 21.9% (continued)
2015-5, 2.24% due 04/03/17[5,7]	$21,383,401	$20,863,784
2015-4, 2.24% due 04/01/20[5,7]	16,420,476	16,184,431
2015-6, 2.24% due 05/01/20[5,7]	6,043,553	5,937,790
Lehman XS Trust Series
2007-2N, 0.60% due 02/25/37[5]	26,334,686	18,857,642
2007-15N, 0.47% due 08/25/37[5]	14,296,661	11,014,249
2006-16N, 0.61% due 11/25/46[5]	12,837,189	10,048,908
2006-10N, 0.63% due 07/25/46[5]	9,662,808	7,567,975
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[7,9]	37,584,840	37,864,096
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[5,7]	37,901,523	35,214,306
HarborView Mortgage Loan Trust
2006-14, 0.55% due 01/25/47[5]	38,991,382	29,308,866
2005-13, 0.68% due 02/19/36[5]	7,264,214	5,359,935
American Home Mortgage Assets Trust
2007-1, 0.96% due 02/25/47[5]	36,189,544	21,562,487
2006-4, 0.61% due 10/25/46[5]	15,936,823	10,149,295
RALI Series Trust
2006-QO10, 0.58% due 01/25/37[5]	12,604,462	9,290,819
2007-QO2, 0.57% due 02/25/47[5]	13,867,907	7,484,494
2006-QO2, 0.69% due 02/25/46[5,9]	14,863,505	6,447,215
2007-QO3, 0.58% due 03/25/47[5]	6,926,396	5,464,094
2006-QO2, 0.64% due 02/25/46[5]	4,291,957	1,828,450
NRPL Trust
2015-1A, 3.88% due 11/01/54[7]	22,402,058	22,282,520
2014-2A, 3.75% due 10/25/57[5,7]	6,686,187	6,588,641
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[7]	23,205,965	22,800,406
GCAT LLC
2014-2, 3.72% due 10/25/19[7,10]	15,375,904	15,249,731
2015-1, 3.63% due 05/26/20[7]	6,592,016	6,530,984
Nomura Resecuritization Trust
2012-1R, 0.86% due 08/27/47[5,7]	9,447,295	8,917,301
2015-4R, 0.59% due 03/26/36[5,7]	7,690,727	6,811,677
2015-4R, 0.64% due 12/26/36[5,7]	5,116,173	4,872,132
GSAA Home Equity Trust
2006-14, 0.59% due 09/25/36[5]	18,775,474	9,433,698
2006-3, 0.72% due 03/25/36[5]	6,214,424	4,246,547
2007-7, 0.69% due 07/25/37[5]	4,162,476	3,592,628
2006-14, 0.67% due 09/25/36[5]	4,943,736	2,836,879
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[7]	16,336,384	16,176,238
2015-NPL1, 3.47% due 01/25/55[7]	2,520,696	2,508,419
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[7]	16,679,306	16,389,234
IndyMac INDX Mortgage Loan Trust
2005-AR18, 1.20% due 10/25/36[5]	18,675,302	13,935,514
GreenPoint Mortgage Funding Trust
2006-AR1, 0.71% due 02/25/36[5,9]	11,356,192	8,886,098
2005-HE4, 0.89% due 07/25/30[5]	5,166,250	4,998,680
American Home Mortgage Investment Trust
2006-1, 0.70% due 03/25/46[5]	10,376,972	8,330,159
2006-1, 0.82% due 03/25/46[5]	6,297,525	5,100,169
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[7,10]	12,926,266	12,829,836
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/54[7]	12,281,976	12,205,827
GSAA Trust
2006-9, 0.66% due 06/25/36[5]	16,021,597	8,596,177
2005-10, 1.07% due 06/25/35[5]	2,462,000	2,248,864

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 24.5% (continued)
Residential Mortgage-Backed Securities - 21.9% (continued)
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA3, 1.03% due 04/25/47[5]	$13,159,888	$9,833,953
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.10% due 11/25/46[5]	10,568,239	7,247,777
2006-8, 4.66% due 10/25/36	3,945,448	2,389,703
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.61% due 07/25/37[5]	13,004,285	9,517,927
Luminent Mortgage Trust
2006-2, 0.62% due 02/25/46[5]	12,824,244	8,763,489
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-OA1, 0.62% due 02/25/47[5]	9,817,649	7,738,158
Banc of America Funding Trust
2015-R4, 0.36% due 01/27/35†††,5,7	8,456,677	7,626,908
HSI Asset Securitization Corporation Trust
2005-OPT1, 0.84% due 11/25/35[5]	7,320,000	6,128,936
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[5,7,9]	5,804,390	5,406,483
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[7]	5,049,718	5,159,301
Soundview Home Loan Trust
2007-1, 0.59% due 03/25/37[5]	4,219,017	3,817,798
First Franklin Mortgage Loan Trust
2006-FF1, 0.76% due 01/25/36[5]	2,750,000	2,448,991
2006-FF1, 0.86% due 01/25/36[5]	1,225,000	957,294
Home Equity Asset Trust
2005-7, 0.87% due 01/25/36[5]	3,250,000	3,009,520
Alliance Bancorp Trust
2007-OA1, 0.66% due 07/25/37[5]	4,742,434	2,987,882
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.56% due 07/25/37[5,7]	2,736,235	2,364,893
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[5]	2,137,496	2,083,198
Morgan Stanley Re-REMIC Trust
2010-R5, 0.58% due 06/26/36[5,7]	2,452,735	1,773,490
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.56% due 07/25/36[5]	1,345,523	1,157,294
2004-HE8, 1.47% due 12/25/34[5]	632,901	607,171
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.59% due 06/25/47[5]	1,668,353	1,284,844
New Century Home Equity Loan Trust
2004-4, 1.22% due 02/25/35[5]	1,144,963	923,881
Aames Mortgage Investment Trust
2006-1, 0.74% due 04/25/36[5]	724,497	704,548
Total Residential Mortgage-Backed Securities		734,834,616
Commercial Mortgage-Backed Securities - 2.4%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[7]	48,000,000	46,324,416
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.58% due 12/15/27[5,7]	12,500,000	12,239,546
Hilton USA Trust
2013-HLT, 4.45% due 11/05/30[5,7]	11,300,000	11,295,547
BXHTL Mortgage Trust
2015-JWRZ, 4.02% due 05/15/29[5,7]	5,000,000	4,826,016
GE Business Loan Trust
2007-1A, 0.78% due 04/16/35[5,7]	4,839,718	4,480,848
Total Commercial Mortgage-Backed Securities		79,166,373
Military Housing - 0.2%
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[7]	5,881,862	5,653,528
Total Collateralized Mortgage Obligations
(Cost $839,447,452)		819,654,517

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
CORPORATE BONDS††,14- 21.6%
Financial - 8.8%
Citigroup, Inc.
5.95%[5,6,9]		$18,009,000	$17,604,159
5.87%[5,6]		9,280,000	9,210,400
5.80%[5,6,9]		9,281,000	9,202,112
5.95%[5,6,9]		8,300,000	8,121,550
Bank of America Corp.
6.10%[5,6,9]		17,000,000	17,233,750
5.12%[5,6,9]		14,200,000	13,525,500
6.25%[5,6,9]		13,050,000	13,082,625
JPMorgan Chase & Co.
5.00%[5,6,9]		28,205,000	26,794,749
5.30%[5,6,9]		5,350,000	5,329,938
5.15%[5,6,9]		2,000,000	1,890,000
SunTrust Banks, Inc.
5.63%[5,6,9]		31,500,000	31,696,874
Goldman Sachs Group, Inc.
5.38%[5,6,9]		24,400,000	24,247,499
Fifth Third Bancorp
5.10%[5,6,9]		17,357,000	15,512,819
4.90%[5,6,9]		7,700,000	6,962,725
Morgan Stanley
5.55%[5,6,9]		14,700,000	14,700,000
5.45%[5,6,9]		1,000,000	976,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[7,9]		10,074,000	8,940,675
7.50% due 04/15/21[7,9]		4,751,000	4,180,880
6.88% due 04/15/22[7]		1,100,000	924,000
Atlas Mara Ltd.
8.00% due 12/31/20†††,2		13,400,000	11,081,800
Citizens Financial Group, Inc.
5.50%[5,6,7,9]		11,035,000	10,863,958
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[7,9]		7,926,000	7,926,000
CIC Receivables Master Trust
4.89% due 10/07/21†††,2		6,500,000	6,450,665
Customers Bank
6.12% due 06/26/295,[18]		6,000,000	6,075,000
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[5]		5,259,182	5,190,812
Kennedy-Wilson, Inc.
5.87% due 04/01/24[9]		4,050,000	3,908,250
Greystar Real Estate Partners LLC
8.25% due 12/01/22[7]		2,775,000	2,879,063
Univest Corporation of Pennsylvania
5.10% due 03/30/25[2,5]		2,500,000	2,506,250
National Financial Partners Corp.
9.00% due 07/15/21[7,9]		2,351,000	2,151,165
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[7]		1,700,000	1,615,000
GEO Group, Inc.
5.88% due 01/15/22[9]		1,600,000	1,576,000
NewStar Financial, Inc.
7.25% due 05/01/20		1,225,000	1,188,250
Prosight Global Inc.
7.50% due 11/26/20†††,2		850,000	876,809
Total Financial			294,425,527
Communications - 3.0%
Sprint Communications, Inc.
9.00% due 11/15/18[7,9]		13,975,000	14,708,688
7.00% due 03/01/20[7,9]		5,497,000	5,510,743
Numericable-SFR SAS
6.00% due 05/15/22[7,9]		8,300,000	8,050,999
6.25% due 05/15/24[7,9]		6,622,000	6,390,230
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23[9]		12,350,000	11,670,750
6.38% due 05/15/25		1,000,000	930,000
MDC Partners, Inc.
6.75% due 04/01/20[7,9]		9,200,000	9,476,000
Avaya, Inc.
7.00% due 04/01/19[7,9]		9,505,000	7,033,700
T-Mobile US, Inc.
6.50% due 01/15/26[9]		6,500,000	6,561,685
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[9]		5,550,000	5,883,000
Neptune Finco Corp.
6.63% due 10/15/25[7,9]		5,050,000	5,252,000
Interoute Finco plc
7.37% due 10/15/20	EUR	4,250,000	4,839,989
CCOH Safari LLC
5.75% due 02/15/26[9]		4,500,000	4,511,250
DISH DBS Corp.
5.87% due 11/15/24[9]		2,400,000	2,136,000
5.88% due 07/15/22[9]		1,000,000	932,500
TIBCO Software, Inc.
11.38% due 12/01/21[7,9]		2,750,000	2,299,688
Level 3 Financing, Inc.
5.38% due 01/15/24[9]		1,800,000	1,809,000
CenturyLink, Inc.
5.63% due 04/01/25[9]		1,150,000	971,750
CSC Holdings LLC
6.75% due 11/15/21[9]		500,000	491,250
Total Communications			99,459,222
Consumer, Non-cyclical - 2.2%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[7,9]		18,709,000	18,942,863
Vector Group Ltd.
7.75% due 02/15/21[9]		17,210,000	18,156,550
Tenet Healthcare Corp.
4.01% due 06/15/20[5,9]		10,350,000	10,091,249
HCA, Inc.
5.88% due 02/15/26[9]		8,950,000	8,983,563
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[7,9]		5,840,000	5,226,800

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††,14- 21.6% (continued)
Consumer, Non-cyclical - 2.2% (continued)
US Foods, Inc.
8.50% due 06/30/19[9]	$4,000,000	$4,120,000
Central Garden & Pet Co.
6.13% due 11/15/23[9]	2,700,000	2,727,000
Nathan's Famous, Inc.
10.00% due 03/15/20[7,9]	2,150,000	2,230,625
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[7]	1,125,000	1,144,688
Bumble Bee Holdco SCA
9.62% due 03/15/18[7]	1,076,000	1,076,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[7,9]	880,000	858,000
Total Consumer, Non-cyclical		73,557,338
Technology - 1.4%
First Data Corp.
5.75% due 01/15/24[7,9]	26,800,000	26,398,000
8.75% due 01/15/22[7,9]	1,104,000	1,153,514
7.00% due 12/01/23[7,9]	1,000,000	1,000,000
Micron Technology, Inc.
5.25% due 08/01/23[9]	9,850,000	8,840,375
Infor US, Inc.
6.50% due 05/15/22[9]	5,270,000	4,453,150
5.75% due 08/15/20[7,9]	1,250,000	1,259,375
NCR Corp.
5.88% due 12/15/21[9]	4,467,000	4,399,995
Epicor Software
9.24% due 06/21/23†††	1,850,000	1,798,710
Total Technology		49,303,119
Basic Materials - 1.3%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,7,9]	12,700,000	12,255,500
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[7,9]	13,100,000	10,977,682
Yamana Gold, Inc.
4.95% due 07/15/24[9]	12,000,000	10,175,796
Eldorado Gold Corp.
6.13% due 12/15/20[7,9]	5,545,000	4,851,875
TPC Group, Inc.
8.75% due 12/15/20[7,9]	5,190,000	3,373,500
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,2	1,799,922	539,977
1.00% due 09/10/44†††,2	37,690	–
Total Basic Materials		42,174,330
Industrial - 1.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.13% due 04/15/19[9]	9,650,000	9,824,907
7.88% due 08/15/19[9]	5,600,000	5,810,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7,9]	5,800,000	5,756,500
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[2]	5,950,000	4,135,250
Novelis, Inc.
8.75% due 12/15/20[9]	3,500,000	3,211,250
8.38% due 12/15/17[9]	450,000	437,625
CNH Industrial Capital LLC
4.38% due 11/06/20[9]	3,000,000	2,827,500
Skyway Concession Company LLC
0.98% due 06/30/26[5,7,9]	2,500,000	2,100,000
CEVA Group plc
7.00% due 03/01/21[7]	2,325,000	1,929,750
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[7]	1,848,330	1,826,150
LMI Aerospace, Inc.
7.38% due 07/15/19	1,550,000	1,534,500
Building Materials Corporation of America
6.00% due 10/15/25[7,9]	1,000,000	1,020,000
SBM Baleia Azul
5.50% due 09/15/27†††,2	941,270	681,517
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[18]	500,000	442,500
Total Industrial		41,537,449
Energy - 1.2%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[7,9]	11,525,000	10,948,750
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25[9]	9,800,000	9,336,137
Gibson Energy, Inc.
6.75% due 07/15/21[7,9]	4,590,000	4,394,925
CONSOL Energy, Inc.
8.00% due 04/01/23[7,9]	5,950,000	3,956,750
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20†††,2	5,037,000	3,828,120
Unit Corp.
6.63% due 05/15/21[9]	2,100,000	1,512,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/2211,[18]	7,290,600	1,385,214
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20[9]	1,850,000	1,179,375
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[2,9]	3,860,000	791,300
7.75% due 01/15/21[2,9]	1,350,000	269,156
Ultra Resources, Inc.
4.51% due 10/12/20†††,2	1,500,000	983,985

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††,14- 21.6% (continued)
Energy - 1.2% (continued)
IronGate Energy Services LLC
11.00% due 07/01/18[18]	$600,000	$330,000
Total Energy		38,915,712
Consumer, Cyclical - 1.0%
WMG Acquisition Corp.
6.75% due 04/15/22[7,9]	13,700,000	11,850,500
5.63% due 04/15/22[7,9]	1,800,000	1,737,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[7,9]	10,400,000	9,269,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[9]	5,500,000	4,482,500
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[7]	2,800,000	2,954,000
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[7,9]	1,550,000	1,546,125
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20[9]	750,000	729,375
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	500,000	527,500
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[7]	465,000	381,300
Total Consumer, Cyclical		33,477,300
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19[9]	19,071,000	19,929,195
Opal Acquisition, Inc.
8.88% due 12/15/21[7,9]	7,730,000	6,415,900
Total Diversified		26,345,095
Utilities - 0.7%
AES Corp.
3.41% due 06/01/19[5,9]	13,832,000	12,690,860
4.88% due 05/15/23[9]	3,000,000	2,625,000
5.50% due 03/15/24[9]	800,000	714,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[7]	2,765,000	2,737,350
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21[9]	2,830,000	2,674,350
Terraform Global Operating LLC
9.75% due 08/15/22[7]	2,700,000	2,153,250
FPL Energy National Wind LLC
5.61% due 03/10/24[18]	45,894	45,894
Total Utilities		23,640,704
Total Corporate Bonds
(Cost $764,425,061)		722,835,796

SENIOR FLOATING RATE INTERESTS††,[5,14]- 21.1%
Technology - 4.2%
Avago Technologies Ltd.
4.25% due 11/11/22		29,750,000	29,396,867
Avaya, Inc.
6.25% due 05/29/20		14,238,228	9,840,182
6.50% due 03/30/18		6,119,644	4,591,446
Epicor Software
4.75% due 06/01/22		11,442,500	11,144,193
TIBCO Software, Inc.
6.50% due 12/04/20		10,921,231	9,897,366
Deltek, Inc.
5.00% due 06/25/22		8,433,703	8,328,282
Advanced Computer Software
10.50% due 01/31/23		4,750,000	4,512,500
6.50% due 03/18/22		3,473,750	3,386,906
Nimbus Acquisition Topco Ltd.
7.25% due 07/15/21†††,2	GBP	5,050,000	7,330,075
Informatica Corp.
4.50% due 08/05/22		6,384,000	6,130,938
Severin Acquisition LLC
5.50% due 07/30/21†††,2		3,491,250	3,458,777
6.00% due 07/30/21[2]		2,057,000	2,036,980
Micro Focus International plc
5.25% due 11/19/21		4,987,751	4,936,328
Microsemi Corp.
5.25% due 12/17/22		4,000,000	3,922,000
Greenway Medical Technologies
6.00% due 11/04/20[2]		3,586,125	3,353,027
9.25% due 11/04/21[2]		550,000	525,250
Verisure Cayman 2
5.25% due 10/10/22	EUR	2,450,000	2,652,709
EIG Investors Corp.
5.00% due 11/09/19[2]		2,714,043	2,639,407
Wall Street Systems
4.50% due 04/30/21		2,445,652	2,401,337
CPI Acquisition, Inc.
5.50% due 08/17/22		2,377,372	2,346,181
LANDesk Group, Inc.
5.00% due 02/25/20		2,403,159	2,331,064
Mirion Technologies
5.75% due 03/31/22		2,238,750	2,193,975
The Active Network, Inc.
5.50% due 11/13/20		2,046,716	1,973,382
Sparta Holding Corp.
6.50% due 07/28/20†††		1,881,000	1,866,661
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		1,176,000	1,152,480
Flexera Software LLC
4.50% due 04/02/20		823,813	805,961
8.00% due 04/02/21		350,000	328,125
Eze Castle Software, Inc.
4.00% due 04/06/20		693,004	677,987
7.25% due 04/05/21		400,000	374,000
Aspect Software, Inc.
3.75% due 05/09/16		1,121,630	1,028,164
Hyland Software, Inc.
4.75% due 07/01/22		1,028,521	1,011,551
MRI Software LLC
5.25% due 06/23/21		995,000	985,677

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,[5,14]- 21.1% (continued)
Technology - 4.2% (continued)
CCC Information Services, Inc.
4.00% due 12/20/19		$991,568	$971,737
Infor, Inc.
3.75% due 06/03/20		752,082	704,452
Quorum Business Solutions
5.75% due 08/06/21		663,300	658,325
Sabre, Inc.
4.00% due 02/19/19		246,843	243,913
First Data Corp.
4.42% due 03/24/21		178,213	177,322
Total Technology			140,315,527
Industrial - 4.1%
Travelport Holdings LLC
5.75% due 09/02/21		28,611,000	27,940,357
Gates Global, Inc.
4.25% due 07/03/21		8,839,252	8,270,976
DAE Aviation
5.25% due 07/07/22		6,150,000	6,106,950
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		5,500,000	5,206,685
Springs Industries, Inc.
7.50% due 06/01/21[2]		5,100,000	4,972,500
CareCore National LLC
5.50% due 03/05/21		5,104,913	4,390,225
Connolly Corp.
4.50% due 05/14/21		3,961,481	3,822,829
Nord Anglia Education Finance LLC
5.00% due 03/31/21		3,712,048	3,614,607
SIRVA Worldwide, Inc.
7.50% due 03/27/19[2]		3,701,595	3,572,039
NVA Holdings, Inc.
4.75% due 08/14/21		2,841,475	2,818,971
8.00% due 08/12/22		750,000	732,503
GYP Holdings III Corp.
4.75% due 04/01/21		3,703,321	3,524,339
Hardware Holdings LLC
6.75% due 03/30/20[2]		3,465,000	3,361,050
Flakt Woods
2.63% due 03/20/17†††,2	EUR	2,678,249	2,875,628
Pro Mach Group, Inc.
4.75% due 10/22/21		2,773,492	2,734,192
Berlin Packaging LLC
4.53% due 10/01/21		2,669,291	2,639,261
AlliedBarton Security Services LLC
4.25% due 02/12/21		2,692,358	2,609,353
Power Borrower, LLC
4.25% due 05/06/20		1,767,006	1,715,462
8.25% due 11/06/20		275,000	260,563
Thermasys Corp.
5.25% due 05/03/19		2,274,438	1,973,075
KC Merger Sub, Inc.
6.00% due 08/12/22		1,995,000	1,945,125
National Technical Systems
7.00% due 06/12/21†††		1,901,118	1,882,716
Mast Global
7.75% due 09/12/19†††,2		1,530,000	1,520,470
8.75% due 09/12/19†††,2		339,106	336,994
CHI Overhead Doors, Inc.
4.75% due 07/29/22		1,845,375	1,807,323
Landmark Aviation (US)
4.75% due 10/25/19		1,697,095	1,686,845
CPM Holdings, Inc.
6.00% due 04/11/22		1,691,500	1,666,128
Survitec
5.33% due 02/24/22	GBP	1,125,000	1,632,531
Goodpack Ltd.
4.75% due 09/09/21		1,781,905	1,603,715
V.Group Ltd.
4.75% due 06/25/21		1,612,917	1,568,561
Milacron
4.50% due 09/28/20		1,584,658	1,556,926
syncreon
5.25% due 10/28/20		1,913,000	1,542,356
CEVA Logistics US Holdings
6.50% due 03/19/21		1,845,669	1,513,448
Beacon Roofing Supply, Inc.
4.00% due 10/03/22		1,500,000	1,486,875
Capstone Logistics
5.50% due 10/07/21		1,405,327	1,389,517
Dematic S.A.
4.25% due 12/27/19		1,407,276	1,379,131
Swissport Investments S.A.
6.25% due 11/27/21	EUR	1,250,000	1,355,786
Element Materials Technology
5.00% due 08/06/21		1,350,924	1,347,547
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		1,298,105	1,064,446
due 03/19/19[12]		280,000	243,292
Data Device Corp.
7.00% due 07/15/20[2]		1,261,163	1,251,704
ProAmpac
5.75% due 08/18/22		1,275,000	1,246,313
Hillman Group, Inc.
4.50% due 06/30/21		788,000	759,931
3.70% due 06/28/19[2]		400,000	369,353
API Technologies Corp.
10.00% due 02/06/18†††,2		1,123,009	1,116,927
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		1,344,954	1,102,863
SI Organization
5.75% due 11/22/19		1,053,411	1,047,154
USIC Holding, Inc.
4.00% due 07/10/20		1,069,237	997,064
Constantinople Acquisition GmbH
4.75% due 04/30/22		992,500	989,403
Mitchell International, Inc.
8.50% due 10/11/21		900,000	856,503
Exopack Holdings SA
4.50% due 05/08/19		791,368	766,638

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,5,14- 21.1% (continued)
Industrial - 4.1% (continued)
Hunter Defense Technologies
6.50% due 08/05/19[2]		$750,000	$738,750
NANA Development Corp.
8.00% due 03/15/18[2]		585,000	555,750
Headwaters, Inc.
4.50% due 03/24/22		497,500	493,769
Douglas Dynamics, LLC
5.25% due 12/31/21		495,000	492,525
Hunter Fan Co.
6.50% due 12/20/17[2]		487,700	482,823
Tank Holdings Corp.
5.25% due 03/16/22		470,652	461,827
Doncasters Group Ltd.
9.50% due 10/09/20		456,207	433,397
Wencor Group
4.47% due 06/19/19		238,462	219,099
CEVA Logistics Canada, ULC
6.50% due 03/19/21		231,299	189,665
Camp Systems International
8.25% due 11/29/19		120,000	116,200
Landmark Aviation (CAD)
4.75% due 10/25/19		67,526	67,118
Total Industrial			136,426,073
Consumer, Cyclical - 3.9%
Belk, Inc.
5.75% due 12/12/22		11,575,000	10,171,532
Mavis Tire
6.25% due 11/02/20†††,2		9,353,000	9,225,800
Party City Holdings, Inc.
4.25% due 08/19/22		8,478,750	8,219,132
Sears Holdings Corp.
5.50% due 06/30/18		7,510,854	7,022,649
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21		7,148,621	6,860,674
Thame & London Ltd.
6.00% due 06/19/17	GBP	4,000,000	5,864,701
Life Time Fitness
4.25% due 06/10/22		5,928,479	5,769,181
Navistar, Inc.
6.50% due 08/07/20		6,500,000	5,698,355
Sky Bet
6.50% due 02/25/22	GBP	3,700,000	5,453,539
National Vision, Inc.
4.00% due 03/12/21		5,027,727	4,820,334
6.75% due 03/11/22		650,000	622,375
Eyemart Express
5.00% due 12/17/21		4,441,250	4,352,425
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,708,389	4,155,153
Mattress Firm
5.00% due 10/20/21		3,971,890	3,927,206
Ceridian Corp.
4.50% due 09/15/20		4,336,943	3,670,138
Ipreo Holdings
4.00% due 08/06/21		3,272,150	3,134,719
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		2,958,962	2,828,264
CHG Healthcare Services, Inc.
4.25% due 11/19/19		2,612,647	2,562,563
BBB Industries, LLC
6.00% due 11/03/21		1,266,809	1,253,090
4.42% due 11/04/19[2]		1,187,500	1,060,545
Fitness International LLC
5.50% due 07/01/20		2,364,741	2,175,561
PF Chang's
4.25% due 07/02/19		2,210,688	2,100,153
Dealer Tire LLC
5.50% due 12/22/21		1,985,000	1,982,519
Packers Holdings
5.00% due 12/02/21		1,938,465	1,926,350
Equinox Fitness
5.00% due 01/31/20		1,939,416	1,915,988
Acosta, Inc.
4.25% due 09/26/21		2,003,108	1,900,809
Capital Automotive LP
6.00% due 04/30/20		1,770,000	1,764,106
AlixPartners, LLP
4.50% due 07/28/22		1,596,000	1,581,045
Kate Spade & Co.
4.00% due 04/09/21		1,633,459	1,568,806
Petsmart, Inc.
4.25% due 03/11/22		1,496,241	1,454,720
Southern Graphics, Inc.
4.25% due 10/17/19		1,475,063	1,445,561
1-800 Contacts, Inc.
4.25% due 01/29/21		1,448,851	1,437,984
NPC International, Inc.
4.75% due 12/28/18		1,293,556	1,275,226
Med Finance Merger Sub LLC
7.25% due 08/14/21†††,2		1,284,585	1,272,555
Men's Wearhouse
4.50% due 06/18/21		1,378,971	1,210,047
Compucom Systems, Inc.
4.25% due 05/11/20		1,895,648	1,187,946
Jacobs Entertainment, Inc.
5.25% due 10/29/18		1,198,549	1,180,570
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		1,170,236	1,146,831
Eldorado Resorts, Inc.
4.25% due 07/25/22		997,500	987,525
Ollies Bargain Outlet
4.75% due 09/28/19		992,222	978,162
California Pizza Kitchen, Inc.
5.25% due 03/29/18		927,744	848,886
ServiceMaster Co.
4.25% due 07/01/21		694,962	686,275
Sterling Intermidiate Corp.
4.50% due 06/20/22		523,688	517,927
GCA Services Group, Inc.
9.25% due 11/02/20		440,000	430,100
Container Store, Inc.
4.25% due 04/06/19		326,436	298,689

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,5,14- 21.1% (continued)
Consumer, Cyclical - 3.9% (continued)
Rite Aid Corp.
5.75% due 08/21/20		$100,000	$100,050
Total Consumer, Cyclical			130,046,766
Consumer, Non-cyclical - 3.6%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21		28,286,250	28,014,137
5.13% due 08/23/19		8,662,500	8,564,007
IHC Holding Corp.
7.00% due 04/30/21†††,2		7,481,250	7,381,528
Affordable Care Holdings Corp.
5.75% due 10/24/22		7,250,000	7,105,000
American Seafoods
6.00% due 08/19/21[2]		5,985,000	5,885,230
One Call Medical, Inc.
5.00% due 11/27/20[2]		6,115,446	4,943,298
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		4,900,000	4,851,000
At Home Holding III Corp.
5.00% due 06/03/22		4,975,000	4,800,875
Grocery Outlet, Inc.
4.75% due 10/21/21		3,516,987	3,376,308
Authentic Brands
5.50% due 05/27/21		3,176,968	3,118,734
9.50% due 05/27/21		93,693	117
SHO Holding I Corp.
6.00% due 10/27/22[2]		3,000,000	2,970,000
Hearthside Foods
4.50% due 06/02/21		3,024,823	2,959,275
Diamond Foods, Inc.
4.25% due 08/20/18		2,899,384	2,888,511
Performance Food Group
6.25% due 11/14/19		2,795,447	2,783,790
American Tire Distributors, Inc.
5.25% due 09/01/21		2,742,457	2,692,188
Dole Food Company, Inc.
4.50% due 11/01/18		2,518,724	2,497,743
Taxware Holdings
7.50% due 04/01/22†††,2		2,487,500	2,465,247
Pharmaceutical Product Development
4.25% due 08/18/22		1,916,934	1,859,426
AdvancePierre Foods, Inc.
9.50% due 10/10/17		1,006,000	984,623
5.75% due 07/10/17		725,074	721,673
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[2]		1,070,237	873,581
10.75% due 10/01/19[2]		1,125,000	734,063
Hostess Brands
4.50% due 08/03/22		1,496,250	1,486,898
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		1,526,348	1,465,294
Nellson Nutraceutical (US)
6.00% due 12/23/21		1,469,975	1,447,925
Phillips-Medsize Corp.
4.75% due 06/16/21		1,477,994	1,435,501
Physio-Control International, Inc.
5.50% due 06/06/22		1,360,000	1,332,800
DJO Finance LLC
4.25% due 06/07/20		1,218,976	1,182,785
Valeo Foods Group Ltd.
4.25% due 05/06/22	EUR	1,100,000	1,167,237
AMAG Pharmaceuticals
4.75% due 08/17/21		1,200,000	1,143,996
NES Global Talent
6.50% due 10/03/19		1,107,925	986,053
Jacobs Douwe Egberts
4.25% due 07/02/22		972,502	966,423
Winebow, Inc.
4.75% due 07/01/21		985,000	953,805
CTI Foods Holding Co. LLC
8.25% due 06/28/21		1,035,000	931,500
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		913,026	899,331
VWR Funding, Inc.
4.00% due 01/15/22	EUR	600,000	650,093
Fender Musical Instruments Corp.
5.75% due 04/03/19		477,000	470,642
Targus Group International, Inc.
due 05/24/16[2,12]		225,329	141,169
Total Consumer, Non-cyclical			119,131,806
Communications - 2.4%
Univision Communications, Inc.
4.00% due 02/28/20		22,888,640	22,362,201
4.00% due 03/01/20		11,559,195	11,290,906
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		10,856,476	10,557,923
Match Group, Inc.
5.50% due 11/16/22		6,600,000	6,509,250
Numericable US LLC
4.75% due 02/10/23		5,850,000	5,609,741
Springer Science + Business Media SA
4.75% due 08/14/20		3,454,325	3,302,334
Anaren, Inc.
5.50% due 02/18/21		1,891,210	1,834,474
9.25% due 08/18/21		1,500,000	1,368,750
Gogo LLC
11.25% due 03/21/18[2]		2,217,396	2,217,396
7.50% due 03/21/18[2]		836,351	802,897
Neptune Finco Corp.
5.00% due 10/10/22		3,000,000	2,991,570
Proquest LLC
5.75% due 10/24/21		2,734,240	2,676,138
Asurion Corp.
5.00% due 08/04/22		1,318,375	1,202,358
4.25% due 07/08/20		1,288,817	1,173,365
Bureau van Dijk Electronic Publishing BV
5.09% due 09/20/21[2]	GBP	909,108	1,327,778

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,[5,14]- 21.1% (continued)
Communications - 2.4% (continued)
MergerMarket Ltd.
4.50% due 02/04/21	$1,179,987	$1,138,688
First Data Corp.
4.17% due 07/10/22	1,000,000	984,750
Mitel Networks Corp.
5.50% due 04/29/22	895,500	883,563
Cumulus Media, Inc.
4.25% due 12/23/20	1,026,922	773,611
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22	600,000	579,750
Internet Brands
4.75% due 07/08/21	267,465	258,326
Total Communications		79,845,769
Financial - 1.4%
Lineage Logistics LLC
4.50% due 04/07/21	6,431,880	5,788,693
LPL Financial Holdings, Inc.
4.75% due 11/21/22	5,200,000	5,187,000
USI Holdings Corp.
4.25% due 12/27/19	4,415,468	4,264,238
National Financial Partners Corp.
4.50% due 07/01/20	4,208,041	4,032,692
Alliant Holdings I L.P.
4.50% due 08/12/22	3,790,500	3,690,999
Assured Partners, Inc.
5.75% due 10/21/22	3,500,000	3,470,845
Magic Newco, LLC
5.00% due 12/12/18	3,363,191	3,356,196
Hyperion Insurance
5.50% due 04/29/22	3,275,250	3,226,121
York Risk Services
4.75% due 10/01/21	3,072,227	2,895,574
Expert Global Solutions
8.50% due 04/03/18	2,152,660	2,140,110
Integro Parent, Inc.
6.75% due 10/31/22	1,750,000	1,691,698
Ryan LLC
6.75% due 08/07/20	1,706,250	1,652,930
American Stock Transfer & Trust
5.75% due 06/26/20	1,574,206	1,528,286
Acrisure LLC
6.50% due 05/19/22	1,296,750	1,240,017
Genex Services, Inc.
5.25% due 05/28/21	990,492	971,505
HDV Holdings
5.75% due 09/17/20	786,050	779,345
HUB International Ltd.
4.00% due 10/02/20	791,940	745,413
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[2]	665,281	429,106
9.25% due 06/10/20[2]	116,932	60,805
Total Financial		47,151,573
Basic Materials - 0.6%
Platform Specialty Products
5.50% due 06/07/20	3,342,500	3,330,785
Atkore International, Inc.
4.50% due 04/09/21	2,493,671	2,322,232
7.75% due 10/08/21[2]	850,000	739,500
Ennis-Flint
4.25% due 03/31/21[2]	1,965,000	1,899,507
7.75% due 09/30/21[2]	550,000	506,000
Zep, Inc.
5.75% due 06/27/22	1,995,000	1,982,531
Orica Chemicals
7.25% due 02/28/22	1,992,500	1,932,725
Azelis Finance S.A.
6.50% due 12/16/22	1,800,000	1,766,250
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	3,356,210	1,703,276
Plaskolite LLC
5.75% due 11/03/22	1,700,000	1,683,000
Trinseo Materials Operating S.C.A.
4.25% due 11/05/21	1,144,250	1,125,084
Chromaflo Technologies
4.50% due 12/02/19	1,067,374	1,019,342
Royal Adhesives And Sealants
4.50% due 06/19/22	796,000	780,581
Hoffmaster Group, Inc.
5.25% due 05/08/20	494,975	485,902
Total Basic Materials		21,276,715
Utilities - 0.6%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	12,350,000	11,917,749
Panda Hummel
7.00% due 10/27/22	3,000,000	2,805,000
Terraform AP Acquisition Holdings LLC
5.00% due 06/26/22	2,883,169	2,710,179
Osmose Utility Services, Inc.
4.75% due 08/22/22	1,645,875	1,616,052
Panda Temple II Power
7.25% due 04/03/19	1,000,000	880,000
Stonewall (Green Energy)
6.50% due 11/12/21	500,000	460,000
Total Utilities		20,388,980
Energy - 0.3%
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16	5,883,663	5,824,827
Veresen Midstream LP
5.25% due 03/31/22	3,051,937	3,006,158
Cactus Wellhead
7.00% due 07/31/20	1,485,000	1,054,350

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,[5,14]- 21.1% (continued)
Energy - 0.3% (continued)
PSS Companies
5.50% due 01/28/20	$861,545	$689,236
FTS International
5.75% due 04/16/21	2,382,727	660,015
Total Energy		11,234,586
Total Senior Floating Rate Interests
(Cost $735,575,244)		705,817,795

FOREIGN GOVERNMENT BONDS†† - 1.8%
Kenya Government International Bond
6.87% due 06/24/24[7,9]	36,210,000	31,683,750
Dominican Republic International Bond
6.85% due 01/27/45[7,9]	30,400,000	28,652,000
Total Foreign Government Bonds
(Cost $68,173,330)		60,335,750

SENIOR FIXED RATE INTERESTS††,14- 0.1%
Communications - 0.0%
Lions Gate Entertainment Corp.
5.00% due 03/17/22		2,110,000	2,088,900
Consumer, Non-cyclical - 0.1%
Verisure Holding AB
6.00% due 11/01/22[7]	EUR	1,500,000	1,701,100
Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19		1,075,000	1,146,219
Total Senior Fixed Rate Interests
(Cost $4,966,446)			4,936,219

REPURCHASE AGREEMENTS††,2,[13] - 0.6%
Jefferies & Company, Inc. issued 12/08/15 at 3.28% due 01/21/16	7,968,000	7,968,000
issued 10/29/15 at 2.95% open maturity	3,115,000	3,115,000
issued 12/01/15 at 3.24% due 01/08/16	2,709,000	2,709,000
issued 12/18/15 at 3.40% due 01/22/16	1,672,000	1,672,000
issued 12/04/15 at 2.75% due 01/18/16	1,071,000	1,071,000
issued 12/22/15 at 1.91% due 01/22/16	384,000	384,000
Barclays issued 12/17/15 at (0.10)% open maturity	1,292,134	1,292,134
issued 12/17/15 at (0.15)% open maturity	489,375	489,375
Total Repurchase Agreements
(Cost $18,700,509)		18,700,509

	Notional
OPTIONS PURCHASED† - 0.3%
Call options on:
August 2016 USD / CNH Expiring with strike price of $6.66†††	78,400,000	2,161,880
September 2016 USD / TWD Expiring with strike price of $32.48†††
August 2016 USD / SAR Expiring with strike price of $3.78†††	39,400,000	1,187,752
February 2016 U.S. Dollar/U.A.E. Dirham Expiring with strike price of $3.67†††	78,400,000	870,318
February 2016 U.S. Dollar/U.A.E. Dirham Expiring with strike price of $3.67†††	223,500,000	81,801
	74,500,000	25,479

	Contracts
September 2016 SPDR Gold Shares Expiring with strike price of $116.00	10,345	1,437,955
Total Call options		5,765,185
Put options on:
June 2016 S&P 500 Index Expiring with strike price of $925.00	544	3,323,841

	Notional
September 2016 EUR / DKK Expiring with strike price of $7.44†††	$118,700,000	532,132
Total Put options		3,855,973
Total Options Purchased
(Cost $17,014,551)		9,621,158
Total Investments - 119.1%
(Cost $4,217,265,091)		$4,023,444,823

COMMON STOCKS SOLD SHORT† - (2.0)%	Shares
Utilities - 0.0%
South Jersey Industries, Inc.	19,814	(466,025)
Sempra Energy	5,961	(560,394)
Total Utilities		(1,026,419)
Communications - (0.1)%
Twenty-First Century Fox, Inc. — ClassA	12,325	(334,747)
Ruckus Wireless, Inc.*	31,636	(338,822)
CBS Corp. — Class B	7,430	(350,176)
Priceline Group, Inc.*	282	(359,536)
Facebook, Inc. — Class A*	4,467	(467,516)
TripAdvisor, Inc.*	8,417	(717,549)
Netflix, Inc.*	6,894	(788,536)
Amazon.com, Inc.*	1,343	(907,720)
Yahoo!, Inc.*	32,676	(1,086,804)
Total Communications		(5,351,406)
Consumer, Non-cyclical - 0.0%
Celldex Therapeutics, Inc.*	14,703	(230,543)
Ophthotech Corp.*	3,880	(304,696)
Natus Medical, Inc.*	7,209	(346,392)
ImmunoGen, Inc.*	27,707	(375,984)
Acorda Therapeutics, Inc.*	8,792	(376,122)
Cantel Medical Corp.	6,192	(384,771)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

COMMON STOCKS SOLD SHORT† - (2.0)% (continued)	Shares	Value
Consumer, Non-cyclical - 0.0% (continued)
Monro Muffler Brake, Inc.	7,382	$(488,836)
Live Nation Entertainment, Inc.*	20,825	(511,670)
Bristol-Myers Squibb Co.	7,491	(515,306)
Alexion Pharmaceuticals, Inc.*	2,745	(523,609)
Medicines Co.*	14,369	(536,538)
Vertex Pharmaceuticals, Inc.*	6,010	(756,238)
Jarden Corp.*	15,161	(865,996)
Total Consumer, Non-cyclical		(6,216,701)
Technology - 0.0%
Intersil Corp. — ClassA	31,293	(399,299)
Red Hat, Inc.*	5,198	(430,446)
Medidata Solutions, Inc.*	9,015	(444,349)
Tangoe, Inc.*	53,371	(447,783)
Ultimate Software Group, Inc.*	2,348	(459,057)
Semtech Corp.*	24,674	(466,832)
CommVault Systems, Inc.*	13,316	(523,985)
Silicon Laboratories, Inc.*	10,835	(525,931)
Electronics for Imaging, Inc.*	12,594	(588,644)
Intuit, Inc.	6,614	(638,251)
Autodesk, Inc.*	11,951	(728,174)
Cypress Semiconductor Corp.*	83,812	(822,196)
Total Technology		(6,474,947)
Industrial - (0.1)%
TimkenSteel Corp.	38,546	(323,015)
EnPro Industries, Inc.	7,409	(324,811)
Itron, Inc.*	10,116	(365,997)
Headwaters, Inc.*	22,190	(374,345)
Eagle Materials, Inc.	6,791	(410,380)
KapStone Paper and Packaging Corp.	18,287	(413,103)
Sealed Air Corp.	10,071	(449,167)
B/E Aerospace, Inc.	11,351	(480,942)
Fortune Brands Home & Security, Inc.	9,355	(519,203)
Aerovironment, Inc.*	20,102	(592,406)
Waste Connections, Inc.	10,869	(612,142)
Martin Marietta Materials, Inc.	5,451	(744,498)
KBR, Inc.	50,224	(849,790)
Vulcan Materials Co.	13,100	(1,244,107)
Louisiana-Pacific Corp.*	71,481	(1,287,373)
Total Industrial		(8,991,279)
Basic Materials - (0.5)%
Allegheny Technologies, Inc.	28,687	(322,729)
Compass Minerals International, Inc.	4,483	(337,435)
NewMarket Corp.	1,010	(384,537)
Olin Corp.	24,235	(418,296)
Worthington Industries, Inc.	14,421	(434,649)
PolyOne Corp.	14,201	(451,024)
RPM International, Inc.	10,632	(468,446)
Air Products & Chemicals, Inc.	3,952	(514,195)
Valspar Corp.	6,392	(530,216)
Balchem Corp.	9,404	(571,763)
HB Fuller Co.	16,541	(603,250)
Royal Gold, Inc.	20,260	(738,882)
Praxair, Inc.	7,312	(748,749)
Sensient Technologies Corp.	12,043	(756,541)
PPG Industries, Inc.	8,181	(808,446)
International Flavors & Fragrances, Inc.	6,761	(808,886)
Freeport-McMoRan, Inc.	132,587	(897,614)
Sherwin-Williams Co.	3,633	(943,127)
Ecolab, Inc.	8,713	(996,593)
EI du Pont de Nemours & Co.	15,604	(1,039,226)
Albemarle Corp.	21,325	(1,194,413)
Ashland, Inc.	12,820	(1,316,615)
FMC Corp.	39,938	(1,562,775)
Total Basic Materials		(16,848,407)
Consumer, Cyclical - (0.4)%
Arctic Cat, Inc.	18,175	(297,707)
Regis Corp.*	22,988	(325,280)
Tempur Sealy International, Inc.*	4,747	(334,474)
Mobile Mini, Inc.	11,060	(344,298)
Papa John's International, Inc.	6,163	(344,327)
Sonic Automotive, Inc. — Class A	15,670	(356,649)
Starbucks Corp.	5,956	(357,539)
Scotts Miracle-Gro Co. — Class A	5,589	(360,546)
Motorcar Parts of America, Inc.*	10,685	(361,260)
Crocs, Inc.*	35,287	(361,339)
NIKE, Inc. — Class B	5,852	(365,750)
Popeyes Louisiana Kitchen, Inc.*	6,422	(375,687)
Callaway Golf Co.	41,759	(393,370)
LKQ Corp.*	14,503	(429,724)
Mattel, Inc.	15,834	(430,210)
Under Armour, Inc. — Class A*	5,410	(436,100)
Lithia Motors, Inc. — Class A	4,211	(449,187)
O'Reilly Automotive, Inc.*	1,847	(468,067)
Pool Corp.	5,833	(471,190)
AutoNation, Inc.*	8,169	(487,363)
Fred's, Inc. — Class A	29,823	(488,203)
Tractor Supply Co.	5,720	(489,060)
Wendy's Co.	47,494	(511,510)
Core-Mark Holding Company, Inc.	6,428	(526,710)
J.C. Penney Company, Inc.*	79,912	(532,214)
Group 1 Automotive, Inc.	7,109	(538,151)
McDonald's Corp.	4,586	(541,790)
Johnson Controls, Inc.	14,028	(553,966)
Harman International Industries, Inc.	6,228	(586,740)
Signet Jewelers Ltd.	4,755	(588,146)
CarMax, Inc.*	12,522	(675,812)
Wynn Resorts Ltd.	10,199	(705,669)
Kate Spade & Co.*	40,009	(710,959)
Royal Caribbean Cruises Ltd.	7,389	(747,841)
Hanesbrands, Inc.	29,116	(856,884)
Carnival Corp.	17,884	(974,320)
DreamWorks Animation SKG, Inc. — Class A*	68,541	(1,766,302)
Total Consumer, Cyclical		(19,544,344)
Financial - (0.9)%
Liberty Property Trust	10,779	(334,688)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

COMMON STOCKS SOLD SHORT† - (2.0)% (continued)	Shares	Value
Financial - (0.9)% (continued)
Washington Federal, Inc.	14,925	$(355,663)
Assurant, Inc.	4,429	(356,712)
BancorpSouth, Inc.	14,908	(357,643)
Community Bank System, Inc.	8,966	(358,102)
Alexandria Real Estate Equities, Inc.	4,096	(370,115)
Regency Centers Corp.	5,456	(371,663)
Safety Insurance Group, Inc.	6,629	(373,743)
UMB Financial Corp.	8,114	(377,707)
Simon Property Group, Inc.	1,947	(378,575)
Taubman Centers, Inc.	4,949	(379,687)
Northfield Bancorp, Inc.	24,274	(386,442)
American Assets Trust, Inc.	10,143	(388,984)
Pennsylvania Real Estate Investment Trust	18,238	(398,865)
FNB Corp.	30,087	(401,361)
Camden Property Trust	5,469	(419,800)
Bank of the Ozarks, Inc.	8,564	(423,575)
Sovran Self Storage, Inc.	4,056	(435,249)
Tanger Factory Outlet Centers, Inc.	13,657	(446,584)
U.S. Bancorp	10,739	(458,233)
E*TRADE Financial Corp.*	15,617	(462,888)
Glacier Bancorp, Inc.	17,629	(467,697)
Navient Corp.	41,724	(477,740)
EastGroup Properties, Inc.	8,780	(488,256)
WisdomTree Investments, Inc.	31,140	(488,276)
American Tower Corp. — Class A	5,040	(488,628)
Prologis, Inc.	11,628	(499,074)
Education Realty Trust, Inc.	13,253	(502,024)
Webster Financial Corp.	13,856	(515,305)
General Growth Properties, Inc.	18,945	(515,493)
Corporate Office Properties Trust	23,720	(517,808)
National Retail Properties, Inc.	12,994	(520,410)
Kilroy Realty Corp.	8,235	(521,111)
Intercontinental Exchange, Inc.	2,110	(540,709)
Vornado Realty Trust	5,443	(544,082)
Healthcare Realty Trust, Inc.	19,564	(554,052)
SunTrust Banks, Inc.	13,103	(561,333)
People's United Financial, Inc.	36,200	(584,630)
Associated Banc-Corp.	31,195	(584,906)
Douglas Emmett, Inc.	19,070	(594,603)
Welltower, Inc.	8,810	(599,344)
AvalonBay Communities, Inc.	3,265	(601,184)
Equity Residential	7,383	(602,379)
Highwoods Properties, Inc.	13,848	(603,772)
Realty Income Corp.	11,825	(610,524)
Huntington Bancshares, Inc.	55,731	(616,385)
Boston Properties, Inc.	4,944	(630,557)
Mercury General Corp.	13,657	(636,006)
Rayonier, Inc.	29,066	(645,265)
Crown Castle International Corp.	7,553	(652,957)
Duke Realty Corp.	31,259	(657,064)
Equity One, Inc.	25,281	(686,379)
HCP, Inc.	18,413	(704,114)
Extra Space Storage, Inc.	8,006	(706,209)
Signature Bank*	4,815	(738,477)
BB&T Corp.	19,535	(738,619)
Public Storage	3,039	(752,761)
American Campus Communities, Inc.	18,291	(756,150)
Kite Realty Group Trust	30,174	(782,412)
Retail Opportunity Investments Corp.	45,570	(815,703)
Essex Property Trust, Inc.	3,442	(824,050)
Alexander & Baldwin, Inc.	23,528	(830,774)
Federal Realty Investment Trust	5,968	(871,925)
Valley National Bancorp	90,005	(886,548)
Cousins Properties, Inc.	95,116	(896,943)
Goldman Sachs Group, Inc.	6,350	(1,144,461)
Morgan Stanley	41,164	(1,309,427)
SL Green Realty Corp.	11,812	(1,334,519)
Total Financial		(39,837,324)
Total Common Stock Sold Short
(Proceeds $103,763,121)		(104,290,827)

CORPORATE BONDS SOLD SHORT†† - 0.0%	Face Amount

Envision Healthcare Corp.
5.13% due 07/01/22[7]	$(500,000)	(490,000)
BMC Software Finance, Inc.
8.13% due 07/15/21[7]	(1,761,000)	(1,171,065)
Total Corporate Bonds
(Proceeds $2,067,114)		(1,661,065)

OPTIONS WRITTEN† - 0.0%	Contracts

Call options on:
SPDR Gold Shares Expiring September 2016 with strike price of $132.00	10,345	(444,835)
Total Options Written
(Premiums received $2,369,005)		(444,835)
Total Securities Sold Short- (2.0)%
(Proceeds $108,199,240)		$(106,396,727)
Other Assets & Liabilities, net - (17.1)%		(570,602,358)
Total Net Assets - 100.0%		$3,346,445,738

	Units	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENT††
Bank of America March 2016 U.S. Dollar Index Future Swap, Terminating 03/11/16 (Notional Value $72,950,385)	739	$946,216

OTC INTEREST RATE INDEX SWAP AGREEMENT SOLD SHORT††
Bank of America March 2016 Japan Government 10 Year Bond Future Index Swap, Terminating 03/10/16 (Notional Value $374,459,900)	302	$(1,143,917)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Macro Opportunities Short Custom Basket Swap, Terminating 06/15/17[15] (Notional Value $18,843,320)	424,669	$489,441

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 500 HomeBuilding Index January 2016 Swap, Terminating 01/13/16 (Notional Value $82,945,566)	118,840	(45,974)
Bank of America S&P 500 Homebuilding Index March 2015 Swap, Terminating 03/30/15 (Notional Value $10,317,245)	14,782	(92,250)
Morgan Stanley June 2017 Macro Opportunities Long Custom Basket Swap, Terminating 06/15/17[16] (Notional Value $19,733,591)	542,221	(680,560)
Bank of America S&P 1500 Education Services Sub-Industry Index January 2016 Swap, Terminating 01/22/16 (Notional Value $6,529,106)	175,090	(1,408,643)
Bank of America Russell 2000 Growth Index Swap January 2016 Swap, Terminating 01/27/16 (Notional Value $34,799,312)	2,532,701	(3,731,723)
Bank of America January 2016 S&P 1500 Education Services Sub- Industry Index January 2016 Swap, Terminating 01/13/16 (Notional Value $70,215,989)	1,882,971	(21,954,162)
(Total Notional Value $224,540,809)		$(27,913,312)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
Merrill Lynch	Receive	3-Month USD-LIBOR	2.23%	11/16/25	$(8,750,000)	$(21,700)	$(21,700)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	08/17/25	(3,600,000)	(24,876)	(24,876)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	08/17/25	(3,850,000)	(27,758)	(27,758)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/2/18	(34,550,000)	(253,251)	(253,251)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.24%	01/15/26	50,130,000	(287,776)	(287,776)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/2/23	(23,800,000)	(1,203,566)	(1,203,566)
							$(1,818,927)

OTC FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
Bank of America	(34,503,900)	EUR	01/26/16	$38,550,001	$37,528,197	$1,021,803
Bank of America	(14,935,000)	GBP	01/11/16	22,627,097	22,018,015	609,082
Bank of America	(11,545,000)	EUR	01/11/16	12,637,378	12,550,337	87,041
Bank of America	115,000	GBP	01/11/16	(174,214)	169,539	(4,674)
						$1,713,252

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[16]
Amgen, Inc.	5,246	$18,705
CMS Energy Corp	15,160	18,697
Hershey Co.	4,353	16,018
Progressive Corp.	19,504	15,681
SUPERVALU, Inc.	55,388	13,603
WW Grainger, Inc.	3,181	12,892
Chevron Corp.	5,711	12,596
Huntsman Corp.	38,476	10,242
Mallinckrodt plc	8,585	9,828
UGI Corp.	10,815	4,602
Ameren Corp	8,409	3,235
Colgate-Palmolive Co.	5,820	98
Energizer Holdings, Inc.	15,198	(602)
United Technologies Corp.	5,809	(1,753)
DR Horton, Inc.	11,170	(2,642)
Medtronic plc	6,463	(3,303)
Merck & Company, Inc.	10,435	(3,782)
Philip Morris International, Inc.	5,644	(6,220)
PepsiCo, Inc.	5,530	(7,092)
KAR Auction Services, Inc.	9,385	(13,316)
Flowers Foods, Inc.	16,087	(16,566)
ManpowerGroup, Inc.	4,002	(20,956)
Discover Financial Services	8,514	(21,799)
Rayonier Advanced Materials Inc	28,210	(22,328)
Flowserve Corp.	8,027	(23,188)
RR Donnelley & Sons Co.	22,572	(26,168)
Scripps Networks Interactive Inc	14,384	(27,486)
Tesoro Corp.	4,484	(29,165)
QUALCOMM, Inc.	18,521	(31,628)
Schlumberger Ltd.	6,995	(32,090)
Citigroup, Inc.	12,322	(32,594)
Newmont Mining Corp.	21,529	(39,616)
Capital One Financial Corp.	7,358	(49,487)
Discovery Communications, Inc. — Class A	13,740	(49,839)
Dick’s Sporting Goods, Inc.	17,110	(49,857)
Noble Corp PLC	29,059	(60,713)
National Oilwell Varco, Inc.	18,370	(66,257)
Lincoln National Corp.	15,533	(81,587)
GameStop Corp	25,122	(116,174)
Total Custom Basket of Long Securities		(700,012)

CUSTOM BASKET OF SHORT SECURITIES[15]
Devon Energy Corp.	(14,998)	126,237
Cimarex Energy Co.	(4,760)	116,772
Kansas City Southern	(13,532)	96,935
Anadarko Petroleum Corp.	(9,590)	83,819
Toll Brothers, Inc.	(18,220)	71,745
Newfield Exploration Co	(16,929)	58,595
Murphy Oil Corp.	(19,560)	52,828
PulteGroup, Inc.	(31,692)	40,547
Carrizo Oil & Gas Inc	(7,532)	40,316
CME Group, Inc.	(4,403)	36,787
Team Inc	(6,351)	35,987
Walt Disney Co.	(3,263)	27,838
Occidental Petroleum Corp.	(9,909)	27,010
Alnylam Pharmaceuticals, Inc.*	(2,265)	26,406
Deere & Co.	(6,598)	17,943
Fifth Third Bancorp	(25,841)	17,825
BlackRock, Inc. — Class A	(1,007)	17,107
Lennar Corp.	(8,067)	14,696
VF Corp.	(6,692)	11,937
L Brands, Inc.	(4,271)	11,714
SEI Investments Co.	(6,667)	10,889
Yum! Brands, Inc.	(5,083)	10,494
Woodward, Inc.	(7,183)	5,649
Home Depot, Inc.	(3,135)	3,140
Edwards Lifesciences Corp.*	(4,594)	2,345
Newell Rubbermaid Inc	(13,451)	1,668
Ross Stores, Inc.	(6,765)	(3,190)
Mack-Cali Realty Corp.	(15,523)	(3,198)
Insulet Corp	(4,866)	(4,492)
MSCI Inc	(5,087)	(4,703)
Loews Corp.	(15,640)	(5,135)
McGraw Hill Financial, Inc.	(4,084)	(5,466)
Abaxis Inc	(4,421)	(6,880)
Dominion Resources, Inc.	(6,249)	(9,555)
Dunkin' Brands Group Inc	(8,709)	(12,113)
General Electric Co.	(14,502)	(13,735)
Veeva Systems Inc	(8,799)	(15,526)
Akorn Inc	(6,852)	(15,563)
UDR, Inc.	(17,603)	(17,202)
Varonis Systems Inc	(10,760)	(22,572)
Acceleron Pharma Inc	(4,236)	(29,382)
PTC Therapeutics Inc	(8,726)	(47,976)
Pacira Pharmaceuticals, Inc.*	(3,782)	(48,545)
Genomic Health Inc	(8,285)	(48,967)
Illumina, Inc.*	(3,390)	(56,973)
Relypsa Inc	(10,797)	(64,393)
Total Custom Basket of Securities Sold Short		531,663

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2015.
[2]	Illiquid security.
[3]	Zero coupon rate security.
[4]	Residual interest.
[5]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[6]	Perpetual maturity.
[7]
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,796,859,861 (cost $1,884,279,978), or 53.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[8]	Affiliated issuer.
[9]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[10]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[11]	Security is in default of interest and/or principal obligations.
[12]	Security with no rate was unsettled at December 31, 2015.
[13]	Repurchase Agreements — See Note 4.
[14]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[15]	Total Return is based on the return of short basket of securities +/- financing at a variable rate.
[16]	Total Return is based on the return of long basket of securities +/- financing at a variable rate.
[17]	Rate indicated is the 7 day yield as of December 31, 2015.
[18]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $12,459,567 (cost $17,767,659), or 0.4% of total net assets — See Note 6.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$983,079,762	$—	$65,889,729	$1,048,969,491
Closed-End Funds	5,312,911	—	—	—	5,312,911
Collateralized Mortgage Obligations	—	812,027,609	—	7,626,908	819,654,517
Common Stocks	156,786,788	490,967	—	514	157,278,269
Corporate Bonds	—	696,594,213	—	26,241,583	722,835,796
Currency Contracts	—	—	1,720,160	—	1,720,160
Currency Swap Agreements	—	—	946,216	—	946,216
Equity Index Swap Agreements	—	—	489,441	—	489,441
Exchange-Traded Funds	52,938,452	—	—	—	52,938,452
Foreign Forward Contracts	—	—	1,717,926	—	1,717,926
Foreign Government Bonds	—	60,335,750	—	—	60,335,750
Interest Rate Swap Agreements	—	—	351,117	—	351,117
Mutual Funds	193,256,008	—	—	—	193,256,008
Options Purchased	4,761,796	—	—	4,859,362	9,621,158
Preferred Stocks	—	20,913,321	—	1,195,319	22,108,640
Repurchase Agreements	—	18,700,509	—	—	18,700,509
Senior Fixed Rate Interests	—	4,936,219	—	—	4,936,219
Senior Floating Rate Interests	—	665,084,417	—	40,733,378	705,817,795
Short Term Investments	201,679,308	—	—	—	201,679,308
Total	$614,735,263	$3,262,162,767	$5,224,860	$146,546,793	$4,028,669,683

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$104,290,827	$—	$—	$—	$104,290,827
Corporate Bonds	—	1,661,065	—	—	1,661,065
Currency Contracts	—	—	6,908	—	6,908
Equity Index Swap Agreements	—	—	27,913,312	—	27,913,312
Foreign Forward Contracts	—	—	4,674	—	4,674
Futures Contracts	—	—	1,143,917	—	1,143,917
Interest Rate Swap Agreements	—	—	2,962,844	—	2,962,844
Options Written	444,835	—	—	—	444,835
Total	$104,735,662	$1,661,065	$32,031,655	$—	$138,428,382

*	Other financial instruments include futures contracts, foreign currency contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 30.4%
Alleghany Corp.*	12,620	$6,031,478
Hanover Insurance Group, Inc.	65,883	5,358,923
FirstMerit Corp.	269,520	5,026,548
CubeSmart	146,010	4,470,826
BioMed Realty Trust, Inc.	186,730	4,423,634
Zions Bancorporation	154,850	4,227,405
Popular, Inc.	146,253	4,144,810
Camden Property Trust	52,790	4,052,160
Assured Guaranty Ltd.	144,890	3,829,443
Wintrust Financial Corp.	78,050	3,786,986
Endurance Specialty Holdings Ltd.	57,830	3,700,541
E*TRADE Financial Corp.*	115,190	3,414,232
Sun Communities, Inc.	49,540	3,394,976
Apartment Investment & Management Co. — Class A	77,520	3,103,126
Fulton Financial Corp.	222,880	2,899,669
Corrections Corporation of America	105,480	2,794,165
Trustmark Corp.	120,250	2,770,560
Alexandria Real Estate Equities, Inc.	29,180	2,636,705
Jones Lang LaSalle, Inc.	15,230	2,434,668
Parkway Properties, Inc.	141,642	2,213,864
Prosperity Bancshares, Inc.	41,650	1,993,369
Reinsurance Group of America, Inc. — Class A	15,463	1,322,860
UDR, Inc.	25,470	956,908
Umpqua Holdings Corp.	49,670	789,753
Lexington Realty Trust	88,130	705,040
Kearny Financial Corp.	46,829	593,323
Total Financial		81,075,972
Consumer, Non-cyclical - 16.0%
Sanderson Farms, Inc.	59,470	4,610,113
Bunge Ltd.	61,280	4,184,198
MEDNAX, Inc.*	53,476	3,832,090
Hershey Co.	34,550	3,084,279
Quest Diagnostics, Inc.	42,470	3,021,316
Navigant Consulting, Inc.*	162,760	2,613,925
Emergent BioSolutions, Inc.*	64,887	2,596,129
ICF International, Inc.*	71,707	2,549,901
Premier, Inc. — Class A*	66,800	2,356,036
Surgical Care Affiliates, Inc.*	56,822	2,262,084
HealthSouth Corp.	58,520	2,037,081
Darling Ingredients, Inc.*	191,290	2,012,371
Kindred Healthcare, Inc.	120,419	1,434,190
Patterson Companies, Inc.	30,613	1,384,014
Ingredion, Inc.	11,520	1,104,077
Universal Corp.	19,310	1,082,905
Brookdale Senior Living, Inc. — Class A*	54,150	999,609
Globus Medical, Inc. — Class A*	33,380	928,632
Everi Holdings, Inc.*	112,220	492,646
Total Consumer, Non-cyclical		42,585,596
Industrial - 13.3%
FLIR Systems, Inc.	222,200	6,237,154
Sonoco Products Co.	128,766	5,262,666
Huntington Ingalls Industries, Inc.	24,064	3,052,518
WestRock Co.	63,747	2,908,138
Knight Transportation, Inc.	114,360	2,770,943
Oshkosh Corp.	66,397	2,592,139
Gentex Corp.	154,917	2,480,221
Ryder System, Inc.	42,590	2,420,390
Werner Enterprises, Inc.	86,120	2,014,347
Owens-Illinois, Inc.*	110,569	1,926,112
Harris Corp.	18,840	1,637,196
Owens Corning	31,790	1,495,084
Kirby Corp.*	11,760	618,811
Total Industrial		35,415,719
Utilities - 11.5%
Ameren Corp.	151,164	6,534,819
Pinnacle West Capital Corp.	94,320	6,081,754
Westar Energy, Inc.	108,140	4,586,217
Great Plains Energy, Inc.	128,475	3,508,652
Black Hills Corp.	60,346	2,801,865
Avista Corp.	78,960	2,792,815
Portland General Electric Co.	76,070	2,766,666
OGE Energy Corp.	57,350	1,507,732
Total Utilities		30,580,520
Consumer, Cyclical - 9.4%
Visteon Corp.*	37,600	4,305,200
J.C. Penney Company, Inc.*	384,080	2,557,973
Essendant, Inc.	78,056	2,537,601
iRobot Corp.*	70,390	2,491,806
DR Horton, Inc.	73,750	2,362,212
Caleres, Inc.	81,538	2,186,849
CalAtlantic Group, Inc.	53,507	2,028,985
UniFirst Corp.	19,240	2,004,808
PulteGroup, Inc.	75,330	1,342,381
PVH Corp.	16,960	1,249,104
Sonic Automotive, Inc. — Class A	47,550	1,082,238
Ascena Retail Group, Inc.*	106,980	1,053,753
Total Consumer, Cyclical		25,202,910
Technology - 8.6%
IXYS Corp.	362,227	4,574,927
Diebold, Inc.	145,300	4,372,076
Maxwell Technologies, Inc.*	574,291	4,100,438
CSRA, Inc.	117,130	3,513,901
Cree, Inc.*	73,380	1,957,045
Computer Sciences Corp.	46,830	1,530,404
Super Micro Computer, Inc.*	58,810	1,441,433
ManTech International Corp. — Class A	28,330	856,699
KEYW Holding Corp.*	92,856	558,993
Total Technology		22,905,916
Energy - 3.5%
Rowan Companies plc — Class A	109,510	1,856,195
Whiting Petroleum Corp.*	191,881	1,811,356
Oasis Petroleum, Inc.*	242,240	1,785,309
Patterson-UTI Energy, Inc.	109,000	1,643,720
Superior Energy Services, Inc.	99,994	1,346,919
Sanchez Energy Corp.*	227,247	979,435
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		9,422,935

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Communications - 3.4%
DigitalGlobe, Inc.*	236,006	$3,695,854
Finisar Corp.*	166,660	2,423,236
Scripps Networks Interactive, Inc. — Class A	36,430	2,011,300
Liquidity Services, Inc.*	133,301	866,457
Total Communications		8,996,847
Basic Materials - 2.9%
Reliance Steel & Aluminum Co.	35,810	2,073,757
Olin Corp.	78,092	1,347,868
Landec Corp.*	111,854	1,323,233
Royal Gold, Inc.	33,430	1,219,192
Axiall Corp.	70,840	1,090,936
Stillwater Mining Co.*	70,300	602,471
Total Basic Materials		7,657,457
Total Common Stocks
(Cost $268,884,349)		263,843,872

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Preferred Stock - 0.0%
Thermoenergy Corp.*, 2, 3	793,750	1,159
Total Convertible Preferred Stocks
(Cost $757,980)		1,159

SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[4]	3,092,500	3,092,500
Total Short Term Investments
(Cost $3,092,500)		3,092,500
Total Investments - 100.2%
(Cost $272,734,829)		$266,937,531
Other Assets & Liabilities, net - (0.2)%		(408,690)
Total Net Assets - 100.0%		$266,528,841
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer— See Note 4.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid Security.
[4]	Rate indicated is the 7day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$263,843,871	$—	$1	$263,843,872
Convertible Preferred Stocks	—	—	1,159	1,159
Short Term Investments	3,092,500	—	—	3,092,500
Total	$266,936,371	$—	$1,160	$266,937,531

For the period ended December 31, 2015, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 30.1%
Alleghany Corp.*	25,850	$12,354,492
Hanover Insurance Group, Inc.	134,298	10,923,799
FirstMerit Corp.	552,080	10,296,293
CubeSmart	299,090	9,158,136
Zions Bancorporation	317,190	8,659,287
BioMed Realty Trust, Inc.	349,930	8,289,841
Camden Property Trust	107,330	8,238,650
Popular, Inc.	284,550	8,064,147
Wintrust Financial Corp.	161,860	7,853,447
Endurance Specialty Holdings Ltd.	120,100	7,685,199
Assured Guaranty Ltd.	279,717	7,392,920
E*TRADE Financial Corp.*	240,310	7,122,788
Sun Communities, Inc.	102,230	7,005,822
Apartment Investment & Management Co. — Class A	159,960	6,403,199
Fulton Financial Corp.	456,532	5,939,481
Corrections Corporation of America	216,070	5,723,694
Trustmark Corp.	244,500	5,633,280
Jones Lang LaSalle, Inc.	31,440	5,025,998
Parkway Properties, Inc.	294,149	4,597,549
Alexandria Real Estate Equities, Inc.	49,030	4,430,351
Prosperity Bancshares, Inc.	85,330	4,083,894
Reinsurance Group of America, Inc. — Class A	25,434	2,175,879
Umpqua Holdings Corp.	105,810	1,682,379
UDR, Inc.	43,410	1,630,914
Lexington Realty Trust	183,840	1,470,720
Kearny Financial Corp.	97,968	1,241,255
Total Financial		163,083,414
Consumer, Non-cyclical - 16.1%
Sanderson Farms, Inc.	120,910	9,372,943
Bunge Ltd.	127,200	8,685,216
MEDNAX, Inc.*	109,552	7,850,496
Hershey Co.	71,790	6,408,693
Quest Diagnostics, Inc.	87,970	6,258,186
Navigant Consulting, Inc.*	336,652	5,406,632
Emergent BioSolutions, Inc.*	134,225	5,370,342
ICF International, Inc.*	138,124	4,911,690
Surgical Care Affiliates, Inc.*	118,451	4,715,534
Premier, Inc. — Class A*	124,090	4,376,654
Darling Ingredients, Inc.*	403,070	4,240,296
HealthSouth Corp.	119,880	4,173,023
Kindred Healthcare, Inc.	250,211	2,980,013
Patterson Companies, Inc.	63,170	2,855,916
Universal Corp.	39,860	2,235,349
Ingredion, Inc.	22,550	2,161,192
Brookdale Senior Living, Inc. — Class A*	112,000	2,067,520
Globus Medical, Inc. — Class A*	69,510	1,933,768
Everi Holdings, Inc.*	233,280	1,024,099
Total Consumer, Non-cyclical		87,027,562
Industrial - 13.8%
FLIR Systems, Inc.	444,600	12,479,922
Sonoco Products Co.	253,500	10,360,545
Gentex Corp.	462,953	7,411,878
Huntington Ingalls Industries, Inc.	47,076	5,971,591
WestRock Co.	128,168	5,847,024
Knight Transportation, Inc.	237,090	5,744,691
Oshkosh Corp.	136,005	5,309,635
Ryder System, Inc.	88,470	5,027,750
Werner Enterprises, Inc.	179,360	4,195,230
Owens-Illinois, Inc.*	229,743	4,002,123
Harris Corp.	39,100	3,397,790
Owens Corning	66,000	3,103,980
Kirby Corp.*	25,270	1,329,707
Total Industrial		74,181,866
Utilities - 11.4%
Ameren Corp.	304,321	13,155,796
Pinnacle West Capital Corp.	188,240	12,137,715
Westar Energy, Inc.	205,970	8,735,188
Great Plains Energy, Inc.	271,897	7,425,507
Black Hills Corp.	125,760	5,839,037
Portland General Electric Co.	157,928	5,743,841
Avista Corp.	146,910	5,196,207
OGE Energy Corp.	118,420	3,113,262
Total Utilities		61,346,553
Consumer, Cyclical - 9.7%
Visteon Corp.*	78,090	8,941,305
JC Penney Company, Inc.*	794,410	5,290,771
Essendant, Inc.	161,442	5,248,479
iRobot Corp.*	146,250	5,177,250
DR Horton, Inc.	153,510	4,916,926
Caleres, Inc.	168,665	4,523,595
CalAtlantic Group, Inc.	110,677	4,196,872
UniFirst Corp.	39,320	4,097,144
PulteGroup, Inc.	155,810	2,776,534
PVH Corp.	35,220	2,593,953
Sonic Automotive, Inc. — Class A	98,770	2,248,005
Ascena Retail Group, Inc.*	221,280	2,179,608
Total Consumer, Cyclical		52,190,442
Technology - 8.8%
IXYS Corp.	733,897	9,269,119
Diebold, Inc.	297,620	8,955,385
Maxwell Technologies, Inc.*	1,187,841	8,481,185
CSRA, Inc.	242,120	7,263,600
Cree, Inc.*	151,780	4,047,973
Computer Sciences Corp.	97,250	3,178,130
Super Micro Computer, Inc.*	120,470	2,952,720
ManTech International Corp. — Class A	63,400	1,917,216
KEYW Holding Corp.*	224,755	1,353,025
Total Technology		47,418,353
Energy - 3.6%
Rowan Companies plc — Class A	224,330	3,802,394
Oasis Petroleum, Inc.*	511,760	3,771,671
Whiting Petroleum Corp.*	391,222	3,693,136
Patterson-UTI Energy, Inc.	239,880	3,617,390
Superior Energy Services, Inc.	208,466	2,808,037
Sanchez Energy Corp.*	438,780	1,891,142
Total Energy		19,583,770

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 3.4%
DigitalGlobe, Inc.*	469,663	$7,354,922
Finisar Corp.*	338,850	4,926,879
Scripps Networks Interactive, Inc. — Class A	75,360	4,160,626
Liquidity Services, Inc.*	276,090	1,794,585
Total Communications		18,237,012
Basic Materials - 3.0%
Reliance Steel & Aluminum Co.	74,070	4,289,394
Olin Corp.	164,862	2,845,517
Landec Corp.*	228,143	2,698,932
Royal Gold, Inc.	70,610	2,575,147
Axiall Corp.	146,430	2,255,022
Stillwater Mining Co.*	150,200	1,287,214
Total Basic Materials		15,951,226
Total Common Stocks
(Cost $540,068,050)		539,020,198

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	858,334	1,253
Total Convertible Preferred Stocks
(Cost $819,654)		1,253

SHORT TERM INVESTMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[3]	1,621,513	1,621,513
Total Short Term Investments
(Cost $1,621,513)		1,621,513
Total Investments - 100.2%
(Cost $542,509,217)		$540,642,964
Other Assets & Liabilities, net - (0.2)%		(1,210,131)
Total Net Assets - 100.0%		$539,432,833

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.
[3]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$539,020,198	$—	$—	$539,020,198
Preferred Stocks	—	—	1,253	1,253
Short Term Investments	1,621,513	—	—	1,621,513
Total	$540,641,711	$—	$1,253	$540,642,964

For the period ended December 31, 2015, there were no transfers between levels.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 15.2%
Fidelity Institutional Tax-Exempt Portfolio 0.01%[5]	10,392,272	$10,392,272
Total Short Term Investments
(Cost $10,392,272)		10,392,272

	Face Amount
MUNICIPAL BONDS††- 85.6%
Michigan - 19.0%
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/31	$1,800,000	2,055,275
5.00% due 07/01/44	1,200,000	1,296,053
5.00% due 07/01/32	1,000,000	1,134,630
5.00% due 07/01/34	300,000	337,296
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	2,530,000	2,559,002
4.75% due 07/01/29	230,000	243,384
5.00% due 07/01/41	200,000	215,826
5.00% due 07/01/34	155,000	155,791
4.25% due 07/01/16	125,000	127,028
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
0.81% due 07/01/32[1]	2,000,000	1,806,180
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,644,215
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,103,010
5.00% due 05/01/30	300,000	332,598
Total Michigan		13,010,288
California - 13.4%
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,974,799
State of California General Obligation Unlimited
5.00% due 03/01/26	1,500,000	1,859,850
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
0.98% due 05/15/43[1]	2,000,000	1,765,560
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,234,100
6.25% due 10/01/40	250,000	308,525
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	2,500,000	955,050
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[3]	1,000,000	585,890
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22[4]	300,000	347,037
Culver Redevelopment Agency Tax Allocation
due 11/01/23[2]	195,000	146,359
Total California		9,177,170
New York - 10.2%
Metropolitan Transportation Authority Revenue Bonds
0.46% due 11/01/32[1]	2,200,000	2,146,121
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 11/01/29	1,000,000	1,225,180
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	1,000,000	1,217,640
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	1,000,000	1,164,480
Triborough Bridge & Tunnel Authority Revenue Bonds
0.66% due 11/15/27[1]	1,000,000	977,900
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	291,658
Total New York		7,022,979
New Jersey - 6.9%
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00% due 06/15/45	1,000,000	1,044,410
1.20% due 06/15/34[1]	1,000,000	950,510
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,701,720
New Jersey Turnpike Authority Revenue Bonds
0.73% due 01/01/24[1]	1,000,000	1,002,610
Total New Jersey		4,699,250
Texas - 6.1%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,726,784
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	4,000,000	681,560
County of Harris Texas Revenue Bonds
0.91% due 08/15/35[1]	500,000	447,230

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 85.6% (continued)
Texas - 6.1% (continued)
State of Texas General Obligation Unlimited
5.00% due 10/01/29	$250,000	$306,320
Total Texas		4,161,894
Illinois - 4.8%
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,191,810
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,054,350
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	500,260
5.00% due 01/01/24	100,000	100,379
5.00% due 01/01/23	70,000	72,409
5.00% due 01/01/22	55,000	55,558
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	235,900
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[2]	500,000	123,295
Total Illinois		3,333,961
Puerto Rico - 4.6%
Puerto Rico Electric Power Authority Revenue Bonds
0.73% due 07/01/29[1,4]	1,845,000	1,330,799
5.00% due 07/01/24[4]	1,170,000	1,169,279
5.00% due 07/01/22[4]	620,000	619,975
Total Puerto Rico		3,120,053
Maryland - 3.4%
County of Montgomery Maryland General Obligation Unlimited
5.00% due 11/01/26	1,000,000	1,241,010
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	1,000,000	1,086,860
Total Maryland		2,327,870
Pennsylvania - 3.4%
Pennsylvania Turnpike Commission Revenue Bonds
1.28% due 12/01/20[1]	500,000	503,685
0.99% due 12/01/21[1]	500,000	497,985
County of Allegheny Pennsylvania General Obligation Unlimited
0.77% due 11/01/26[1]	1,000,000	950,550
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	348,291
Total Pennsylvania		2,300,511
Washington - 3.1%
King County Public Hospital District No. 1 General Obligation Limited
5.00% due 12/01/37	1,000,000	1,079,740
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[4]	500,000	533,045
5.25% due 09/01/32[4]	500,000	525,325
Total Washington		2,138,110
Massachusetts - 3.1%
Massachusetts Development Finance Agency Revenue Bonds
6.87% due 01/01/41	1,000,000	1,180,720
Commonwealth of Massachusetts General Obligation Unlimited
0.78% due 05/01/37[1]	1,000,000	937,150
Total Massachusetts		2,117,870
Arizona - 2.6%
Arizona Health Facilities Authority Revenue Bonds
1.28% due 01/01/37[1]	2,000,000	1,807,920
Mississippi - 1.3%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	588,585
6.25% due 10/01/26	230,000	271,860
Total Mississippi		860,445
West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	575,330
Florida - 0.8%
County of Miami-Dade Florida Revenue Bonds
due 10/01/45[2]	2,000,000	536,420
Indiana - 0.7%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	504,268
Colorado - 0.7%
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	471,046
Virginia - 0.4%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	304,698

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

Face Amount		Value
MUNICIPAL BONDS††- 85.6% (continued)
Georgia - 0.3%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	$200,000	$237,752
Total Municipal Bonds
(Cost $56,059,220)		58,707,835
Total Investments - 100.8%
(Cost $66,451,492)		$69,100,107
Other Assets & Liabilities, net - (0.8)%		(562,386)
Total Net Assets - 100.0%		$68,537,721

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[2]	Zero coupon rate security.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Illiquid security.
[5]	Rate indicated is the 7 day yield as of December 31, 2015.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,707,835	$—	$58,707,835
Short Term Investments	10,392,272	—	—	10,392,272
Total	$10,392,272	$58,707,835	$—	$69,100,107

For the period ended December 31, 2015, there were no transfers between levels.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 98.5%
REITs - 95.4%
REITs-Diversified - 16.8%
Equinix, Inc.	15,703	$4,748,588
Duke Realty Corp.	86,966	1,828,026
NorthStar Realty Finance Corp.	91,657	1,560,919
Crown Castle International Corp.[1]	15,985	1,381,903
Digital Realty Trust, Inc.	17,518	1,324,711
Vornado Realty Trust	12,682	1,267,693
American Assets Trust, Inc.[1]	32,407	1,242,808
STORE Capital Corp.	50,629	1,174,593
American Tower Corp. — Class A1	12,077	1,170,865
Cousins Properties, Inc.	100,880	951,298
Retail Properties of America, Inc. — Class A	45,076	665,773
NorthStar Realty Europe Corp.	54,013	637,892
Total REITs-Diversified		17,955,069
REITs-Apartments - 14.8%
Equity Residential	65,742	5,363,889
AvalonBay Communities, Inc.[1]	19,136	3,523,512
Essex Property Trust, Inc.[1]	12,007	2,874,596
Monogram Residential Trust, Inc.	193,951	1,892,962
Camden Property Trust[1]	19,054	1,462,585
UDR, Inc.	14,443	542,624
Apartment Investment & Management Co. — Class A1	2,879	115,246
Total REITs-Apartments		15,775,414
REITs-Regional Malls - 12.2%
Simon Property Group, Inc.	49,009	9,529,311
General Growth Properties, Inc.	110,226	2,999,249
Macerich Co.	5,925	478,088
Total REITs-Regional Malls		13,006,648
REITs-Office Property - 11.9%
Boston Properties, Inc.[1]	28,283	3,607,213
Gramercy Property Trust	259,330	2,002,027
New York REIT, Inc.	149,636	1,720,814
Parkway Properties, Inc.	90,407	1,413,061
Paramount Group, Inc.	72,085	1,304,739
Highwoods Properties, Inc.	23,583	1,028,219
Alexandria Real Estate Equities, Inc.[1]	9,294	839,806
SL Green Realty Corp.	4,925	556,427
Hudson Pacific Properties, Inc.	9,788	275,434
Total REITs-Office Property		12,747,740
REITs-Health Care - 10.2%
Ventas, Inc.	62,970	3,553,398
Welltower, Inc.	44,715	3,041,961
HCP, Inc.	46,444	1,776,019
Care Capital Properties, Inc.	43,804	1,339,088
Omega Healthcare Investors, Inc.	33,639	1,176,692
Total REITs-Health Care		10,887,158
REITs-Storage - 9.4%
Public Storage	19,006	4,707,787
CubeSmart[1]	57,034	1,746,381
Sovran Self Storage, Inc.	13,859	1,487,209
National Storage Affiliates Trust	78,748	1,348,953
Extra Space Storage, Inc.	7,924	698,976
Total REITs-Storage		9,989,306
REITs-Warehouse/Industries - 7.0%
Prologis, Inc.	70,589	3,029,679
QTS Realty Trust, Inc. — Class A	34,025	1,534,868
EastGroup Properties, Inc.	20,315	1,129,717
DCT Industrial Trust, Inc.[1]	25,181	941,014
First Industrial Realty Trust, Inc.	38,174	844,791
Total REITs-Warehouse/Industries		7,480,069
REITs-Shopping Centers - 6.0%
Federal Realty Investment Trust[1]	20,312	2,967,582
Regency Centers Corp.	19,882	1,354,362
Equity One, Inc.	40,037	1,087,005
Kimco Realty Corp.	39,710	1,050,727
Total REITs-Shopping Centers		6,459,676
REITs-Manufactured Homes - 3.6%
Sun Communities, Inc.	31,877	2,184,531
Equity LifeStyle Properties, Inc.[1]	25,288	1,685,951
Total REITs-Manufactured Homes		3,870,482
REITs-Hotels - 2.1%
Chatham Lodging Trust	62,044	1,270,661
Summit Hotel Properties, Inc.	62,225	743,589
Host Hotels & Resorts, Inc.	8,749	134,210
Total REITs-Hotels		2,148,460
REITs-Single Tenant - 1.4%
Realty Income Corp.	17,365	896,555
Spirit Realty Capital, Inc.	55,818	559,296
Total REITs-Single Tenant		1,455,851
Total REITs		101,775,873
Lodging - 2.0%
Hotels & Motels - 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	16,827	1,165,775
Hilton Worldwide Holdings, Inc.	46,261	989,985
Total Hotels & Motels		2,155,760
Total Lodging		2,155,760
Real Estate - 0.7%
Real Estate Operations/Development - 0.7%
Forest City Enterprises, Inc. — Class A*	34,521	757,046
Diversified Financial Services - 0.4%
Investment Management/Advisory Services - 0.4%
NorthStar Asset Management Group, Inc.	31,872	386,926
Total Common Stocks
(Cost $100,327,480)		105,075,605

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[4]	2,791,280	$2,791,280
Total Short Term Investments
(Cost $2,791,280)		2,791,280
Total Investments - 101.1%
(Cost $103,118,760)		$107,866,885

COMMON STOCKS SOLD SHORT† - (6.1)%
REITs – (6.1)%
REITs-Single Tenant - (0.2)%
National Retail Properties, Inc.	(4,998)	(200,170)
REITs-Mortgage – (0.2)%
Annaly Capital Management, Inc.	(22,946)	(215,233)
REITs-Apartments – (0.2)%
Mid-America Apartment Communities, Inc.	(2,663)	(241,827)
REITs-Storage – (0.3)%
Iron Mountain, Inc.	(11,777)	(318,097)
REITs-Regional Malls – (0.5)%
CBL & Associates Properties, Inc.	(20,096)	(248,588)
Rouse Properties, Inc.	(18,503)	(269,404)
Total REITs-Regional Malls		(517,992)
REITs-Hotels – (0.7)%
DiamondRock Hospitality Co.	(16,001)	(154,410)
Sunstone Hotel Investors, Inc.	(12,843)	(160,409)
Ryman Hospitality Properties, Inc.	(3,464)	(178,881)
Chesapeake Lodging Trust	(7,150)	(179,894)
Total REITs-Hotels		(673,594)
REITs-Health Care – (0.7)%
LTC Properties, Inc.	(6,807)	(293,654)
Healthcare Realty Trust, Inc.	(15,034)	(425,763)
Total REITs-Health Care		(719,417)
REITs-Office Property – (0.8)%
Kilroy Realty Corp.	(4,336)	(274,382)
Government Properties Income Trust REIT	(17,736)	(281,470)
Douglas Emmett, Inc.	(9,705)	(302,602)
Total REITs-Office Property		(858,454)
REITs-Shopping Centers – (1.0)%
WP GLIMCHER, Inc.	(24,769)	(262,802)
Brixmor Property Group, Inc.	(15,745)	(406,536)
Urban Edge Properties	(18,033)	(422,874)
Total REITs-Shopping Centers		(1,092,212)
REITs-Diversified – (1.5)%
STAG Industrial, Inc.	(9,225)	(170,201)
Liberty Property Trust	(5,785)	(179,624)
DuPont Fabros Technology, Inc.	(9,345)	(297,078)
EPR Properties	(5,088)	(297,394)
Lamar Advertising Co. — Class A	(5,524)	(331,330)
Washington Real Estate Investment Trust	(13,579)	(367,448)
Total REITs-Diversified		(1,643,075)
Total REITs		(6,480,071)
Total Common Stocks Sold Short
(Proceeds $6,623,201)		(6,480,071)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (1.2)%
iShares U.S. Real Estate ETF	16,600	(1,246,826)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,228,594)		(1,246,826)
Total Securities Sold Short- (7.3)%
(Proceeds $7,851,795)		$(7,726,897)
Other Assets & Liabilities, net - 6.2%		6,598,873
Total Net Assets - 100.0%		$106,738,861

	Units	Unrealized Gain (Loss)
OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Long Custom Basket Swap, Terminating 06/15/17[2] (Notional Value $31,632,191)	1,217,993	$834,540

OTC TOTAL RETURN SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Short Custom Basket Swap, Terminating 06/15/17[3] (Notional Value $31,316,921)	1,184,905	(256,997)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[2]
Equinix, Inc.	5,474	$177,405
Equity Lifestyle Properties Inc	11,964	123,106
Equity Residential	14,365	120,421
QTS Realty Trust Inc	26,154	119,227
Cubesmart	22,002	111,073
Sovran Self Storage Inc	6,348	98,721
New York REIT Inc	73,264	95,964
Federal Realty	6,861	91,117
Duke Realty Corporation	56,505	89,228
National Storage Affiliates Trust	59,657	83,187
Gramercy Property Trust	159,238	79,821
Simon Property Group, Inc.	5,710	76,426
Equity One Inc	29,898	75,675
Sun Communities Inc	20,899	75,334
Monogram Residential Trust Inc	143,736	58,575
Crown Castle International Corporation	12,830	52,512
General Growth Properties, Inc.	34,056	35,994
Retail Properties of America Inc	48,750	30,373
American Tower Corporation	7,562	23,405
Ventas Inc.	18,058	20,018
Camden Property Trust	9,832	14,038
Cousins Properties Inc	71,399	11,467
Omega Healthcare Investors Inc	19,101	(1,961)
Forest City Enterprises Inc_Old	39,360	(13,460)
Care Capital Properties Inc	32,181	(18,957)
Eastgroup Properties, Inc.	13,972	(36,103)
American Assets Trust Inc	30,134	(41,127)
Parkway Properties Inc/Md	44,349	(48,216)
Starwood Hotels & Resorts Worldwide, Inc.	13,093	(82,109)
Chatham Lodging Trust	45,879	(86,558)
NorthStar Asset Management Corp Inc	33,128	(145,202)
Hilton Worldwide Holdings Inc	31,880	(158,136)
Northstar Realty Finance Corp	40,124	(266,805)
Northstar Realty Europe Corp	30,230	(268,449)
Total Custom Basket of Long Securities		496,004

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[3]
CBL & Associates Properties	(71,650)	$213,161
WP Glimcher Inc	(91,388)	195,743
Host Hotels & Resorts Inc.	(63,435)	171,572
Rouse Properties Inc	(66,896)	120,976
Diamondrock Hospitality Co	(59,978)	115,620
Iron Mountain Inc	(39,930)	102,472
Sunstone Hotel Investors Inc	(46,174)	93,823
Government Properties Income Trust	(64,849)	63,619
Stag Industrial Inc	(31,250)	55,659
Kilroy Realty Corporation	(15,529)	44,248
Ryman Hospitality Properties	(12,768)	30,826
Annaly Mortgage Mgt.	(76,171)	30,103
Chesapeake Lodging	(25,405)	23,489
Liberty Property Trust	(21,361)	20,445
HCP, Inc.	(17,385)	(12,464)
LTC Properties Inc	(23,073)	(23,392)
Apartment Investment & Management Company	(16,929)	(39,609)
Douglas Emmett Inc	(34,337)	(44,578)
Washington Real Estate Investment Trust	(49,182)	(56,783)
Lamar Advertising Company	(20,378)	(69,026)
Entertainment Properties Trust	(17,781)	(72,258)
National Retail Properties Inc	(16,943)	(74,488)
Realty Income Corp	(13,040)	(78,595)
UDR Inc	(17,706)	(79,390)
Dupont Fabros Technology Inc	(32,801)	(90,273)
Mid-America Apartment Communitites, Inc.	(9,029)	(106,796)
Ishares Dow Jones US Real Estate Index Fund	(61,220)	(112,005)
Brixmor Property Group Inc	(53,381)	(115,850)
Urban Edge Properties	(61,476)	(132,190)
Healthcare Realty Trust, Inc.	(53,459)	(236,364)
Total Custom Basket of Short Securities		(62,305)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2015.
[2]	Total return is based on the return of the custom basket of long securities +/- financing at a variable rate.
[3]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate.
[4]	Rate indicated is the 7 day yield as of December 31, 2015.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$105,075,605	$—	$—	$—	$105,075,605
Equity Index Swap Agreements	—	—	834,540	—	834,540
Short Term Investments	2,791,280	—	—	—	2,791,280
Total	$107,866,885	$—	$834,540	$—	$108,701,425

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,480,071	$—	$—	$—	$6,480,071
Equity Index Swap Agreements	—	—	256,997	—	256,997
Exchange-Traded Funds	1,246,826	—	—	—	1,246,826
Total	$7,726,897	$—	$256,997	$—	$7,983,894

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 31.8%
CubeSmart	17,704	$542,096
Berkshire Hills Bancorp, Inc.	17,040	496,034
Apartment Investment & Management Co. — Class A	11,720	469,151
Navigators Group, Inc.*	4,980	427,234
Endurance Specialty Holdings Ltd.	5,884	376,518
Hanover Insurance Group, Inc.	4,429	360,255
Sun Communities, Inc.	5,074	347,721
Camden Property Trust	4,390	336,976
BioMed Realty Trust, Inc.	12,670	300,153
Cathay General Bancorp	9,540	298,888
Argo Group International Holdings Ltd.	4,241	253,781
Wintrust Financial Corp.	4,950	240,174
Fulton Financial Corp.	15,300	199,053
Trustmark Corp.	8,200	188,928
Corrections Corporation of America	7,120	188,609
1st Source Corp.	6,095	188,153
Horace Mann Educators Corp.	5,460	181,163
Parkway Properties, Inc.	9,034	141,201
Prosperity Bancshares, Inc.	2,870	137,358
Umpqua Holdings Corp.	3,150	50,085
Lexington Realty Trust	5,630	45,040
Kearny Financial Corp.	2,994	37,934
Total Financial		5,806,505
Consumer, Non-cyclical - 16.9%
Emergent BioSolutions, Inc.*	14,770	590,947
ABM Industries, Inc.	12,490	355,590
Sanderson Farms, Inc.	4,040	313,181
Invacare Corp.	16,620	289,022
Everi Holdings, Inc.*	38,569	169,318
Navigant Consulting, Inc.*	9,940	159,636
Surgical Care Affiliates, Inc.*	3,954	157,409
Premier, Inc. — Class A*	4,320	152,366
ICU Medical, Inc.*	1,225	138,156
Darling Ingredients, Inc.*	11,560	121,611
HealthSouth Corp.	3,050	106,171
Carriage Services, Inc. — Class A	4,310	103,871
Patterson Companies, Inc.	2,050	92,681
Kindred Healthcare, Inc.	7,574	90,206
Universal Corp.	1,260	70,661
Brookdale Senior Living, Inc. — Class A*	3,570	65,902
Globus Medical, Inc. — Class A*	2,110	58,700
ICF International, Inc.*	1,573	55,936
Total Consumer, Non-cyclical		3,091,364
Technology - 11.4%
Diebold, Inc.	15,870	477,529
Maxwell Technologies, Inc.*	49,188	351,202
Silicon Graphics International Corp.*	41,420	244,378
ManTech International Corp. — Class A	7,860	237,686
IXYS Corp.	17,865	225,635
Mercury Systems, Inc.*	8,690	159,548
Cree, Inc.*	4,910	130,950
Brooks Automation, Inc.	11,160	119,189
Super Micro Computer, Inc.*	3,970	97,305
KEYW Holding Corp.*	6,754	40,659
Total Technology		2,084,081
Industrial - 11.3%
FLIR Systems, Inc.	13,830	388,208
Rofin-Sinar Technologies, Inc.*	9,550	255,749
Marten Transport Ltd.	11,600	205,320
Oshkosh Corp.	4,623	180,482
Knight Transportation, Inc.	7,210	174,698
Ryder System, Inc.	2,680	152,304
Gentex Corp.	9,204	147,356
Celadon Group, Inc.	13,792	136,403
Werner Enterprises, Inc.	5,480	128,177
LMI Aerospace, Inc.*	9,250	93,148
Benchmark Electronics, Inc.*	4,430	91,568
Rand Logistics, Inc.*	34,819	55,711
Kirby Corp.*	770	40,517
Argan, Inc.	579	18,760
Total Industrial		2,068,401
Consumer, Cyclical - 8.3%
International Speedway Corp. — Class A	8,721	294,072
Century Communities, Inc.*	10,190	180,465
JC Penney Company, Inc.*	25,300	168,498
Essendant, Inc.	5,160	167,752
iRobot Corp.*	4,430	156,822
UniFirst Corp.	1,300	135,460
CalAtlantic Group, Inc.	3,529	133,820
ScanSource, Inc.*	2,820	90,860
Ascena Retail Group, Inc.*	7,060	69,541
Sonic Automotive, Inc. — Class A	2,990	68,052
Unifi, Inc.*	1,558	43,858
Total Consumer, Cyclical		1,509,200
Utilities - 7.9%
Laclede Group, Inc.	8,516	505,936
Avista Corp.	8,150	288,265
Black Hills Corp.	6,030	279,973
Portland General Electric Co.	7,660	278,594
ALLETE, Inc.	1,800	91,494
Total Utilities		1,444,262
Basic Materials - 4.2%
Calgon Carbon Corp.	10,830	186,817
Reliance Steel & Aluminum Co.	2,360	136,668
Landec Corp.*	7,636	90,334
Olin Corp.	5,027	86,766
Royal Gold, Inc.	2,150	78,411
Luxfer Holdings plc ADR	7,630	75,079
Axiall Corp.	4,550	70,070
Stillwater Mining Co.*	4,570	39,165
Total Basic Materials		763,310
Energy - 3.5%
Patterson-UTI Energy, Inc.	12,490	188,349
Superior Energy Services, Inc.	13,500	181,845
Rowan Companies plc — Class A	7,640	129,498
Oasis Petroleum, Inc.*	15,580	114,825

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Energy - 3.5% (continued)
Sanchez Energy Corp.*	6,288	$27,101
Total Energy		641,618
Communications - 2.5%
DigitalGlobe, Inc.*	14,908	233,459
Finisar Corp.*	11,470	166,774
Liquidity Services, Inc.*	8,415	54,698
Total Communications		454,931
Total Common Stocks
(Cost $18,479,442)		17,863,672

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	6,250	9
Total Convertible Preferred Stocks
(Cost $5,968)		9

SHORT TERM INVESTMENTS† - 2.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[2]	420,963	420,963
Total Short Term Investments
(Cost $420,963)		420,963
Total Investments - 100.1%
(Cost $18,906,373)		$18,284,644
Other Assets & Liabilities, net - (0.1)%		(10,051)
Total Net Assets - 100.0%		$18,274,593

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of December 31, 2015.
[3]	Illiquid security.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,863,672	$—	$—	$17,863,672
Convertible Preferred Stocks	—	—	9	9
Short Term Investments	420,963	—	—	420,963
Total	$18,284,635	$—	$9	$18,284,644

For the period ended December 31, 2015, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 16.2%
Consumer, Non-cyclical - 5.2%
Johnson & Johnson	7,688	$789,711
Procter & Gamble Co.	8,540	678,161
Gilead Sciences, Inc.	5,515	558,063
PepsiCo, Inc.	5,529	552,458
Amgen, Inc.	3,280	532,442
UnitedHealth Group, Inc.	4,273	502,676
AbbVie, Inc.	8,263	489,500
Medtronic plc	6,311	485,442
Biogen, Inc.*	1,490	456,462
Express Scripts Holding Co.*	4,750	415,198
Kimberly-Clark Corp.	3,191	406,214
McKesson Corp.	1,987	391,896
Kroger Co.	9,180	383,999
General Mills, Inc.	6,327	364,815
Cardinal Health, Inc.	4,082	364,400
Boston Scientific Corp.*	19,178	353,642
Estee Lauder Companies, Inc. — Class A	4,011	353,209
Kellogg Co.	4,873	352,172
Pfizer, Inc.	10,891	351,561
Sysco Corp.	8,409	344,769
HCA Holdings, Inc.*	5,076	343,290
Allergan plc*	383	119,688
Kraft Heinz Co.	1,223	88,985
Aetna, Inc.	759	82,063
Cigna Corp.	546	79,896
Anthem, Inc.	564	78,644
Total Consumer, Non-cyclical		9,919,356
Industrial - 2.6%
General Electric Co.	25,798	803,608
Boeing Co.	3,166	457,771
United Technologies Corp.	4,553	437,407
Union Pacific Corp.	5,344	417,900
Lockheed Martin Corp.	1,866	405,202
Northrop Grumman Corp.	1,981	374,033
Raytheon Co.	2,991	372,469
FedEx Corp.	2,433	362,493
Emerson Electric Co.	7,375	352,746
CSX Corp.	12,910	335,015
Eaton Corporation plc	6,279	326,759
Caterpillar, Inc.	4,086	277,685
Total Industrial		4,923,088
Consumer, Cyclical - 2.0%
CVS Health Corp.	5,169	505,373
Walgreens Boots Alliance, Inc.	5,198	442,636
Costco Wholesale Corp.	2,582	416,993
Wal-Mart Stores, Inc.	6,724	412,181
Ford Motor Co.	28,417	400,396
General Motors Co.	11,009	374,416
American Airlines Group, Inc.	8,106	343,289
Target Corp.	4,359	316,507
Delta Air Lines, Inc.	5,751	291,518
Southwest Airlines Co.	5,614	241,739
Total Consumer, Cyclical		3,745,048
Technology - 1.8%
Apple, Inc.	11,692	1,230,701
Oracle Corp.	13,599	496,771
Intel Corp.	12,881	443,750
Microsoft Corp.	7,928	439,845
International Business Machines Corp.	2,274	312,948
Hewlett Packard Enterprise Co.	17,668	268,554
QUALCOMM, Inc.	2,659	132,910
Total Technology		3,325,479
Financial - 1.6%
JPMorgan Chase & Co.	10,864	717,349
Citigroup, Inc.	10,762	556,934
MetLife, Inc.	7,976	384,523
Bank of New York Mellon Corp.	8,955	369,125
Prudential Financial, Inc.	4,371	355,843
Aflac, Inc.	5,554	332,685
Wells Fargo & Co.	2,255	122,582
Berkshire Hathaway, Inc. — Class B*	879	116,063
Bank of America Corp.	5,285	88,947
Total Financial		3,044,051
Communications - 1.3%
Cisco Systems, Inc.	19,925	541,063
Alphabet, Inc. — Class C*	672	509,967
Comcast Corp. — Class A	8,681	489,869
Time Warner, Inc.	5,781	373,858
Amazon.com, Inc.*	281	189,925
Facebook, Inc. — Class A*	1,483	155,211
AT&T, Inc.	2,762	95,040
Walt Disney Co.	816	85,745
Total Communications		2,440,678
Energy - 0.9%
Exxon Mobil Corp.	5,092	396,922
Valero Energy Corp.	5,202	367,833
Marathon Petroleum Corp.	6,549	339,500
EOG Resources, Inc.	4,241	300,220
Chevron Corp.	1,715	154,281
Apache Corp.	2,219	98,679
Schlumberger Ltd.	1,222	85,235
Total Energy		1,742,670
Utilities - 0.6%
NextEra Energy, Inc.	3,939	409,223
American Electric Power Company, Inc.	6,398	372,811
PG&E Corp.	6,703	356,533
Total Utilities		1,138,567
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	3,822	332,132
Dow Chemical Co.	2,235	115,058
Total Basic Materials		447,190
Total Common Stocks
(Cost $30,231,275)		30,726,127

MUTUAL FUNDS†,1 - 81.9%
Guggenheim Strategy Fund III	2,629,166	65,203,307
Guggenheim Strategy Fund II	2,026,143	50,248,348
Guggenheim Strategy Fund I	1,611,208	40,070,743
Total Mutual Funds
(Cost $156,154,141)		155,522,398

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 2.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[3]	5,350,501	$5,350,501
Total Short Term Investments
(Cost $5,350,501)		5,350,501
Total Investments - 100.9%
(Cost $191,735,917)		$191,599,026
Other Assets & Liabilities, net - (0.9)%		(1,735,747)
Total Net Assets - 100.0%		$189,863,279

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,932,775)	19	$(6,493)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America January 2016 S&P 500 Index Swap, Terminating 01/26/16[2] (Notional Value $9,659,660)	4,726	$(159,702)
Bank of America September 2016 S&P 500 Total Return Index Swap, Terminating 09/05/16[2] (Notional Value $39,924,255)	10,447	(880,720)
Morgan Stanley Capital Services, Inc. July 2016 S&P 500 Index Swap, Terminating 07/05/16[2] (Notional Value $108,522,060)	28,397	(2,384,731)
(Total Notional Value $158,105,975)		$(3,425,153)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[3]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$30,726,127	$—	$—	$—	$—	$30,726,127
Mutual Funds	155,522,398	—	—	—	—	155,522,398
Short Term Investments	5,350,501	—	—	—	—	5,350,501
Total	$191,599,026	$—	$—	$—	$—	$191,599,026

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$3,425,153	$—	$3,425,153
Futures Contracts	—	6,493	—	—	—	6,493
Total	$—	$6,493	$—	$3,425,153	$—	$3,431,646

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 16.6%
Consumer, Non-cyclical - 7.0%
Kellogg Co.	3,009	$217,461
BioMarin Pharmaceutical, Inc.*	1,950	204,283
AmerisourceBergen Corp. — Class A	1,954	202,650
Sysco Corp.	4,250	174,250
Incyte Corp.*	1,518	164,627
CR Bard, Inc.	866	164,055
Spectrum Brands Holdings, Inc.	1,569	159,724
Laboratory Corporation of America Holdings*	1,284	158,754
Avis Budget Group, Inc.*	4,320	156,773
Constellation Brands, Inc. — Class A	1,087	154,832
Monster Beverage Corp.*	1,011	150,599
Tyson Foods, Inc. — Class A	2,726	145,377
Cardinal Health, Inc.	1,587	141,672
Hologic, Inc.*	3,641	140,870
Becton Dickinson and Co.	913	140,684
General Mills, Inc.	2,391	137,865
HCA Holdings, Inc.*	2,032	137,424
Hormel Foods Corp.	1,683	133,092
Molina Healthcare, Inc.*	2,118	127,356
ConAgra Foods, Inc.	3,004	126,649
Estee Lauder Companies, Inc. — Class A	1,435	126,366
St. Jude Medical, Inc.	1,830	113,039
Baxter International, Inc.	2,962	113,000
Quintiles Transnational Holdings, Inc.*	1,610	110,542
Whole Foods Market, Inc.	3,258	109,143
MEDNAX, Inc.*	1,487	106,558
Dr Pepper Snapple Group, Inc.	1,111	103,545
WhiteWave Foods Co. — Class A*	2,639	102,683
Ingredion, Inc.	1,026	98,332
Campbell Soup Co.	1,829	96,114
Hershey Co.	1,049	93,644
Boston Scientific Corp.*	4,581	84,474
KAR Auction Services, Inc.	2,248	83,243
Western Union Co.	4,402	78,840
Cal-Maine Foods, Inc.	1,692	78,407
HealthSouth Corp.	2,164	75,329
RR Donnelley & Sons Co.	4,650	68,448
Tenet Healthcare Corp.*	2,196	66,539
Universal Health Services, Inc. — Class B	540	64,525
DexCom, Inc.*	785	64,292
Flowers Foods, Inc.	2,903	62,385
Coca-Cola Enterprises, Inc.	1,183	58,251
Hertz Global Holdings, Inc.*	3,684	52,423
LifePoint Health, Inc.*	702	51,527
Jarden Corp.*	868	49,580
Alnylam Pharmaceuticals, Inc.*	514	48,388
Centene Corp.*	672	44,224
Hain Celestial Group, Inc.*	1,038	41,925
Jazz Pharmaceuticals plc*	298	41,887
Pilgrim's Pride Corp.	1,859	41,065
Mead Johnson Nutrition Co. — Class A	517	40,817
Amsurg Corp. — Class A*	519	39,444
Total Consumer, Non-cyclical		5,547,976
Consumer, Cyclical - 2.9%
Southwest Airlines Co.	4,917	211,726
United Continental Holdings, Inc.*	3,433	196,711
PACCAR, Inc.	3,642	172,631
WW Grainger, Inc.	769	155,791
Whirlpool Corp.	896	131,596
Macy's, Inc.	3,139	109,802
Dollar General Corp.	1,500	107,805
Lear Corp.	858	105,388
JetBlue Airways Corp.*	3,868	87,610
Dollar Tree, Inc.*	1,115	86,100
American Airlines Group, Inc.	1,874	79,364
Lions Gate Entertainment Corp.	2,404	77,866
Coach, Inc.	2,310	75,606
Ingram Micro, Inc. — Class A	2,357	71,606
Harley-Davidson, Inc.	1,520	68,993
Chipotle Mexican Grill, Inc. — Class A*	139	66,699
AutoZone, Inc.*	86	63,804
Mohawk Industries, Inc.*	324	61,362
Liberty Interactive Corporation QVC Group — Class A*	2,044	55,842
Polaris Industries, Inc.	643	55,266
Spirit Airlines, Inc.*	1,222	48,697
Norwegian Cruise Line Holdings Ltd.*	826	48,404
Dick's Sporting Goods, Inc.	1,356	47,935
Nordstrom, Inc.	838	41,741
Marriott International, Inc. — Class A	597	40,022
Hilton Worldwide Holdings, Inc.	1,459	31,223
Total Consumer, Cyclical		2,299,590
Industrial - 2.7%
Spirit AeroSystems Holdings, Inc. — Class A*	3,061	153,263
AECOM*	4,426	132,913
TransDigm Group, Inc.*	559	127,704
Rockwell Automation, Inc.	1,197	122,824
Textron, Inc.	2,815	118,258
Flowserve Corp.	2,799	117,782
Stericycle, Inc.*	911	109,867
Jabil Circuit, Inc.	4,716	109,836
Cummins, Inc.	1,207	106,228
CH Robinson Worldwide, Inc.	1,667	103,387
Huntington Ingalls Industries, Inc.	811	102,875
Regal Beloit Corp.	1,728	101,123
Carlisle Companies, Inc.	1,125	99,776
Roper Technologies, Inc.	413	78,383
Ingersoll-Rand plc	1,376	76,079
CSX Corp.	2,904	75,359
Tyco International plc	2,248	71,689
Clean Harbors, Inc.*	1,571	65,432
Zebra Technologies Corp. — Class A*	906	63,103
Harris Corp.	597	51,879

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Industrial - 2.7% (continued)
Moog, Inc. — Class A*	738	$44,723
Ball Corp.	598	43,493
Parker-Hannifin Corp.	405	39,277
Total Industrial		2,115,253
Technology - 1.6%
Cerner Corp.*	1,703	102,470
Microchip Technology, Inc.	2,138	99,503
ServiceNow, Inc.*	1,141	98,765
IHS, Inc. — Class A*	784	92,848
Take-Two Interactive Software, Inc.*	2,641	92,012
Teradata Corp.*	3,038	80,264
Red Hat, Inc.*	864	71,548
VMware, Inc. — Class A*	1,098	62,114
NetApp, Inc.	2,340	62,080
Fortinet, Inc.*	1,845	57,509
Tableau Software, Inc. — Class A*	606	57,097
NetSuite, Inc.*	665	56,272
Verint Systems, Inc.*	1,383	56,094
Autodesk, Inc.*	892	54,350
Lam Research Corp.	638	50,670
IMS Health Holdings, Inc.*	1,646	41,924
Fidelity National Information Services, Inc.	641	38,845
Analog Devices, Inc.	695	38,447
SS&C Technologies Holdings, Inc.	429	29,288
Total Technology		1,242,100
Communications - 1.5%
LinkedIn Corp. — Class A*	742	167,010
Omnicom Group, Inc.	2,033	153,817
Palo Alto Networks, Inc.*	650	114,491
Scripps Networks Interactive, Inc. — Class A	2,072	114,396
Splunk, Inc.*	1,482	87,156
Discovery Communications, Inc. — Class A*	2,987	79,693
CDW Corp.	1,842	77,438
Expedia, Inc.	611	75,947
Twitter, Inc.*	3,117	72,127
Charter Communications, Inc. — Class A*	384	70,310
AMC Networks, Inc. — Class A*	861	64,299
CommScope Holding Company, Inc.*	2,243	58,071
Zayo Group Holdings, Inc.*	1,742	46,320
Nielsen Holdings plc	935	43,571
Total Communications		1,224,646
Financial - 0.6%
Alliance Data Systems Corp.*	602	166,496
Ameriprise Financial, Inc.	1,563	166,334
CoreLogic, Inc.*	1,604	54,311
Interactive Brokers Group, Inc. — Class A	1,164	50,750
Equinix, Inc.	140	42,336
Total Financial		480,227
Basic Materials - 0.2%
International Paper Co.	1,981	74,683
Huntsman Corp.	4,142	47,095
Total Basic Materials		121,778
Energy - 0.1%
FMC Technologies, Inc.*	1,444	41,890
Total Common Stocks
(Cost $13,421,799)		13,073,460

MUTUAL FUNDS†,1 - 80.3%
Guggenheim Strategy Fund III	1,038,580	25,756,793
Guggenheim Strategy Fund II	891,785	22,116,260
Guggenheim Strategy Fund I	619,746	15,413,091
Total Mutual Funds
(Cost $63,545,964)		63,286,144

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[3]	3,002,536	3,002,536
Total Short Term Investments
(Cost $3,002,536)		3,002,536
Total Investments - 100.7%
(Cost $79,970,299)		$79,362,140
Other Assets & Liabilities, net - (0.7)%		(566,211)
Total Net Assets - 100.0%		$78,795,929

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $417,690)	3	$(122)
March 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $91,725)	1	(173)
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $101,725)	1	(342)
(Total Aggregate Value of Contracts $611,140)		$(637)

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank February 2016 Russell MidCap Growth Index Swap, Terminating 02/05/16[2] (Notional Value $2,438,188)	3,302	$(55,611)
Bank of America September 2016 Russell MidCap Growth Index Swap, Terminating 09/05/16[2] (Notional Value $19,041,897)	9,036	(1,212,585)

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services, Inc. July 2016 Russell MidCap Growth Index Swap, Terminating 07/05/16[2] (Notional Value $43,733,779)	20,753	$(2,813,837)
(Total Notional Value $65,213,864)	$(4,082,033)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[3]	Rate indicated is the 7 day yield as of December 31, 2015.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$13,073,460	$—	$—	$—	$—	$13,073,460
Mutual Funds	63,286,144	—	—	—	—	63,286,144
Short Term Investments	3,002,536	—	—	—	—	3,002,536
Total	$79,362,140	$—	$—	$—	$—	$79,362,140

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$4,082,033	$—	$4,082,033
Futures Contracts	—	637	—	—	—	637
Total	$—	$637	$—	$4,082,033	$—	$4,082,670

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

18
	Shares	Value
PREFERRED STOCKS†† - 0.2%
Financial - 0.1%
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	34,255	$883,436
AgriBank FCB 6.88%[1,3]	2,500	264,297
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,1,4,5	1,325	–
Total Financial		1,147,733
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19[2]	44,000	1,069,200
Total Preferred Stocks
(Cost $2,734,366)		2,216,933

MUTUAL FUNDS† - 3.6%
Guggenheim Floating Rate Strategies Fund - Institutional Class[6]	2,101,976	53,074,904
Guggenheim Strategy Fund I6	935,800	23,273,353
Total Mutual Funds
(Cost $77,587,572)		76,348,257

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[6]	166,010	2,793,948
Total Closed-End Funds
(Cost $3,168,474)		2,793,948

SHORT TERM INVESTMENTS† - 7.1%
Federated U.S. Treasury Cash Reserve Fund 0.04%[13]	151,157,083	151,157,083
Total Short Term Investments
(Cost $151,157,083)		151,157,083

	Face Amount
ASSET-BACKED SECURITIES††- 35.7%
Collateralized Loan Obligations - 23.1%
CIFC Funding Ltd.
2015-2A, 2.35% due 12/05/24[1,4]	$18,500,000	18,374,994
2014-3X, % due 07/22/26[5]	9,500,000	5,266,405
2007-1A, 1.84% due 05/10/21[1,4]	3,250,000	3,147,976
2015-1A, 2.52% due 01/22/27[1,4]	3,000,000	2,955,689
2015-2A, 2.42% due 04/15/27[1,4]	2,000,000	1,977,239
2014-1A, 3.43% due 08/14/24[1,4]	1,250,000	1,239,516
2014-1A, 3.12% due 04/18/25[1,4]	500,000	480,840
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/27[1,4]	16,500,000	16,232,179
2015-24A, 3.03% due 02/05/27[1,4]	5,000,000	4,874,797
2014-21A, 2.77% due 10/25/26[1,4]	2,700,000	2,627,344
2014-10A, 3.27% due 10/20/21[1,4]	1,000,000	997,053
2014-18A, 3.82% due 04/25/26[1,4]	500,000	488,787
2013-17A, 4.15% due 10/25/25[1,4]	400,000	396,979
Fortress Credit BSL II Ltd.
2013-2A, 1.82% due 10/19/25[1,4]	15,500,000	15,279,421
2013-2A, 2.57% due 10/19/25[1,4]	4,000,000	3,946,454
Black Diamond CLO Ltd.
2013-1A, 1.72% due 02/01/23[1,4]	16,000,000	15,834,695
2014-1A, 3.16% due 02/06/26[1,4]	2,000,000	1,820,989
2013-1A, 3.58% due 02/01/23[1,4]	650,000	638,248
Great Lakes CLO Ltd.
2015-1A, 2.27% due 07/15/26[1,4]	10,000,000	9,879,393
2015-1A, 3.02% due 07/15/26[1,4]	4,000,000	3,899,544
2012-1A, 4.42% due 01/15/23[1,4]	1,250,000	1,249,896
2012-1A, due 01/15/23[4,5]	1,000,000	577,762
2014-1A, 4.02% due 04/15/25[1,4]	250,000	248,218
Marea CLO Ltd.
2015-1A, 2.12% due 10/15/23[1,4]	14,393,000	13,983,129
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[1,4]	14,000,000	13,816,677
Venture CLO Ltd.
2015-11A, 2.31% due 11/14/22[1,4]	11,500,000	11,199,450
2013-14A, 3.16% due 08/28/25[1,4]	1,250,000	1,188,337
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	13,600,000	11,688,499
Atrium XI
2014-11A, 3.52% due 10/23/25[1,4]	11,500,000	11,249,434
Oaktree EIF II Series Ltd.
2014-A2, 2.66% due 11/15/25[1,4]	8,000,000	7,810,724
2014-A2, 3.56% due 11/15/25[1,4]	2,000,000	1,917,761
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	10,000,000	9,358,975
ACIS CLO Ltd.
2015-6A, 2.80% due 05/01/27[1,4]	7,500,000	7,414,482
2013-1A, 3.27% due 04/18/24[1,4]	800,000	745,312

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Collateralized Loan Obligations - 23.1% (continued)
2013-2A, 3.53% due 10/14/22[1,4]	$375,000	$368,691
KKR CLO 12 Ltd.
2015-12, 2.58% due 07/15/27[1,4]	8,000,000	7,932,360
Fifth Street SLF II Ltd.
2015-2A, 2.24% due 09/29/27[1,4]	8,000,000	7,860,570
Voya CLO Ltd.
2013-1X, due 04/15/24[5]	9,500,000	5,428,748
2015-3A, 3.27% due 10/15/22[1,4]	2,250,000	2,223,027
Vibrant CLO Limited
2015-1A, 3.11% due 07/17/24[1,4]	7,000,000	6,758,415
TICC CLO LLC
2012-1A, 3.89% due 08/25/23[1,4]	6,250,000	6,261,938
2012-1A, 5.14% due 08/25/23[1,4]	350,000	349,938
Garrison Funding Ltd.
2015-1A, 2.78% due 05/25/27[1,4]	6,250,000	6,071,873
2013-2A, 3.77% due 09/25/23[1,4]	500,000	497,683
Marathon CLO VII Ltd.
2014-7A, 3.82% due 10/28/25[1,4]	4,000,000	3,885,961
2014-7A, 2.97% due 10/28/25[1,4]	2,500,000	2,434,309
Avery
2013-3X, due 01/18/25[5]	7,500,060	6,285,800
Fifth Street Senior Loan Fund I LLC
2015-1A, 2.28% due 01/20/27[1,4]	5,000,000	4,959,177
2015-1A, 3.28% due 01/20/27[1,4]	1,250,000	1,240,374
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.52% due 04/28/26[1,4]	5,000,000	4,955,018
2014-3A, 2.82% due 04/28/26[1,4]	650,000	637,375
2014-3A, 3.87% due 04/28/26[1,4]	400,000	387,787
Fortress Credit Funding V, LP
2015-5A, 3.01% due 08/15/22[1,4]	6,000,000	5,973,768
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	6,000,000	5,941,200
Northwoods Capital XIV Ltd.
2014-14A, 2.82% due 11/12/25[1,4]	6,000,000	5,871,861
KKR Financial CLO Ltd.
2007-1A, 2.61% due 05/15/21[1,4]	2,900,000	2,862,607
2007-1A, 5.36% due 05/15/21[1,4]	2,500,000	2,514,976
2012-1A, 3.81% due 12/15/24[1,4]	500,000	493,393
Rockwall CDO Ltd.
2006-1A, 0.82% due 08/01/21[1,4]	2,665,991	2,638,456
2007-1A, 0.88% due 08/01/24[1,4]	2,100,000	1,932,865
2007-1A, 0.58% due 08/01/24[1,4]	1,167,563	1,134,642
Muir Woods CLO Ltd.
2012-1A, 3.10% due 09/14/23[1,4]	5,500,000	5,466,778
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	6,000,000	5,263,973
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[1,4]	5,055,026	5,038,149
OCP CLO Ltd.
2014-7A, 2.41% due 10/20/26[1,4]	3,500,000	3,431,977
2014-6A, 2.36% due 07/17/26[1,4]	1,500,000	1,468,770
SHACKLETON CLO Ltd.
2013-4A, 2.28% due 01/13/25[1,4]	5,000,000	4,879,701
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.19% due 10/10/26[1,4]	5,000,000	4,874,183
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.42% due 12/20/24[1,4]	4,000,000	3,926,829
2012-2A, 5.07% due 12/20/24[1,4]	600,000	599,321
Telos CLO Ltd.
2013-3A, 3.32% due 01/17/24[1,4]	2,000,000	1,896,207
2014-6A, 2.41% due 01/17/27[1,4]	1,500,000	1,458,252
2007-2A, 2.52% due 04/15/22[1,4]	1,100,000	1,078,588
ACAS CLO Ltd.
2014-1A, 2.89% due 09/20/23[1,4]	4,000,000	3,979,395
Cavalry CLO II
2013-2A, 1.67% due 01/17/24[1,4]	4,000,000	3,944,465
Canyon Capital CLO Ltd.
2013-1A, 2.27% due 01/15/24[1,4]	4,000,000	3,937,488

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Collateralized Loan Obligations - 23.1% (continued)
Kingsland V Ltd.
2007-5A, 1.12% due 07/14/21[1,4]	$4,000,000	$3,828,253
Regatta III Funding Ltd.
2014-1A, 3.17% due 04/15/26[1,4]	4,000,000	3,782,651
MT Wilson CLO II Ltd.
2007-2A, 3.07% due 07/11/20[1,4]	4,000,000	3,762,673
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.48% due 07/28/26[1,4]	3,600,000	3,493,491
Madison Park Funding VIII Ltd.
2014-8A, 3.12% due 04/22/22[1,4]	2,000,000	1,999,637
2014-8A, 2.52% due 04/22/22[1,4]	1,500,000	1,491,296
Cent CLO
2014-16A, 3.53% due 08/01/24[1,4]	1,750,000	1,749,873
2014-16A, 2.58% due 08/01/24[1,4]	1,750,000	1,738,400
Steele Creek CLO Ltd.
2014-1A, 2.63% due 08/21/26[1,4]	3,300,000	3,227,196
2014-1A, 3.58% due 08/21/26[1,4]	250,000	242,826
Greywolf CLO III Ltd.
2014-1A, 3.17% due 04/22/26[1,4]	2,000,000	1,930,287
2014-1A, 2.37% due 04/22/26[1,4]	1,500,000	1,468,965
Carlyle Global Market Strategies CLO Ltd.
2014-1A, 3.31% due 04/17/25[1,4]	2,500,000	2,451,451
2014-2A, 4.21% due 07/20/23[1,4]	750,000	726,421
2012-3A, due 10/04/24[4,5]	250,000	161,100
Babson CLO Ltd.
2012-2A, due 05/15/23[4,5]	4,750,000	2,627,056
2014-IA, due 07/20/25[4,5]	1,300,000	618,756
Dryden XXIII Senior Loan Fund
2014-23A, 4.22% due 07/17/23[1,4]	2,000,000	1,933,976
2014-23A, 3.27% due 07/17/23[1,4]	1,250,000	1,240,949
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.87% due 10/15/26[1,4]	1,750,000	1,681,904
2014-5A, 2.97% due 10/15/26[1,4]	1,500,000	1,472,175
Madison Park Funding Ltd.
2007-6A, 3.56% due 07/26/21[1,4]	3,000,000	2,978,064
Benefit Street Partners CLO Ltd.
2015-IA, 3.23% due 10/15/25[1,4]	3,000,000	2,955,655
Octagon Investment Partners XIX Ltd.
2014-1A, 3.17% due 04/15/26[1,4]	3,000,000	2,928,773
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.62% due 10/20/25[1,4]	2,000,000	1,932,890
2013-7A, 3.77% due 10/20/25[1,4]	1,000,000	974,935
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.32% due 10/15/26[1,4]	3,000,000	2,902,422
TICP CLO I Ltd.
2014-1A, 3.31% due 04/26/26[1,4]	3,000,000	2,883,039
Regatta IV Funding Ltd.
2014-1A, 3.26% due 07/25/26[1,4]	3,000,000	2,872,586
OHA Credit Partners VI Ltd.
2015-6A, 2.86% due 05/15/23[1,4]	2,500,000	2,493,929
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[1,4]	2,250,000	2,247,512
St. James River CLO Ltd.
2007-1A, 2.79% due 06/11/21[1,4]	2,250,000	2,211,082
Oaktree EIF II Series B1 Ltd.
2015-B1A, 2.66% due 02/15/26[1,4]	2,205,000	2,155,645
Newstar Commercial Loan Funding LLC
2015-1A, 3.11% due 01/20/27[1,4]	1,000,000	979,331
2013-1A, 5.12% due 09/20/23[1,4]	700,000	659,253
2014-1A, 3.91% due 04/20/25[1,4]	500,000	490,358
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.92% due 07/25/25[1,4]	1,000,000	971,424
2014-1A, 4.76% due 07/25/25[4]	700,000	696,809
2014-1A, 3.62% due 07/25/25[1,4]	400,000	386,641

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Collateralized Loan Obligations - 23.1% (continued)
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[4,5]	$3,700,000	$2,038,492
Symphony CLO X Ltd.
2015-10A, 3.17% due 07/23/23[1,4]	2,000,000	1,986,129
ALM VII R Ltd.
2013-7RA, 2.92% due 04/24/24[1,4]	2,000,000	1,974,649
KKR CLO Trust
2012-1A, 2.71% due 12/15/24[1,4]	2,000,000	1,972,097
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 2.76% due 10/18/25[1,4]	1,000,000	977,645
2014-9A, 3.62% due 10/18/25[1,4]	1,000,000	966,416
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[1,4]	2,000,000	1,940,707
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[4,5]	4,300,000	1,905,071
NewStar Clarendon Fund CLO LLC
2015-1A, 3.67% due 01/25/27[1,4]	2,000,000	1,896,200
Neuberger Berman CLO Ltd.
2012-12X, due 07/25/23[5]	3,000,000	1,258,357
2012-12A, due 07/25/23[4,5]	1,500,000	629,178
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[1,4]	2,000,000	1,864,590
Sound Point CLO IV Ltd.
2013-3A, 2.66% due 01/21/26[1,4]	2,000,000	1,854,039
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[4,5]	2,000,000	1,808,264
Newstar Trust
2012-2A, 4.56% due 01/20/23[1,4]	1,000,000	1,001,650
2012-2A, 3.56% due 01/20/23[1,4]	750,000	749,907
Westchester CLO Ltd.
2007-1A, 0.76% due 08/01/22[1,4]	1,850,000	1,718,660
Race Point V CLO Ltd.
2014-5A, 3.36% due 12/15/22[1,4]	1,100,000	1,094,055
2014-5A, 4.26% due 12/15/22[1,4]	500,000	498,966
Gramercy Park CLO Ltd.
2014-1A, 3.26% due 07/17/23[1,4]	1,600,000	1,588,654
KVK CLO Ltd.
2013-1A, due 04/14/25[4,5]	3,800,000	1,588,524
ACA CLO Ltd.
2007-1A, 1.24% due 06/15/22[1,4]	1,575,000	1,483,057
MCF CLO I LLC
2013-1A, 3.87% due 04/20/23[1,4]	1,500,000	1,478,429
Adirondack Park CLO Ltd.
2013-1A, 3.32% due 04/15/24[1,4]	1,500,000	1,465,931
NYLIM Flatiron CLO Ltd.
2006-1A, 1.81% due 08/08/20[1,4]	1,500,000	1,455,527
ING Investment Management CLO Ltd.
2007-4A, 2.51% due 06/14/22[1,4]	1,500,000	1,433,983
COA Summit CLO Limited
2014-1A, 3.12% due 04/20/23[1,4]	1,250,000	1,230,180
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.32% due 12/20/18[1,4]	1,036,000	1,022,955
ALM XIV Ltd.
2014-14A, 3.27% due 07/28/26[1,4]	750,000	733,293
2014-14A, 3.77% due 07/28/26[1,4]	300,000	275,488
Ares XXIII CLO Ltd.
2014-1A, 3.51% due 04/19/23[1,4]	1,000,000	1,008,174
Churchill Financial Cayman Ltd.
2007-1A, 2.92% due 07/10/19[1,4]	1,000,000	989,502
Symphony CLO XV Ltd.
2014-15A, 3.52% due 10/17/26[1,4]	1,000,000	988,895
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[1,4]	1,000,000	983,276
Gallatin CLO VII Ltd.
2014-1A, 3.22% due 07/15/23[1,4]	1,000,000	983,108
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[1,4]	1,000,000	981,841
Catamaran CLO Ltd.
2015-1A, 3.42% due 04/22/27[1,4]	1,000,000	978,591
WhiteHorse IV Ltd.
2007-4A, 1.77% due 01/17/20[1,4]	1,000,000	969,521

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Collateralized Loan Obligations - 23.1% (continued)
NXT Capital CLO LLC
2015-1A, 3.96% due 04/21/27[1,4]	$1,000,000	$969,117
Limerock CLO II Ltd.
2014-2A, 3.17% due 04/18/26[1,4]	1,000,000	960,251
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.51% due 11/14/25[1,4]	1,000,000	959,352
Lime Street CLO Corp.
2007-1A, 3.07% due 06/20/21[1,4]	1,000,000	922,475
Highbridge Loan Management Ltd.
2013-2A, 4.01% due 10/20/24[1,4]	1,000,000	917,467
Ares XII CLO Ltd.
2007-12A, 3.64% due 11/25/20[1,4]	750,000	749,762
Venture XII CLO Ltd.
2013-12A, 3.26% due 02/28/24[1,4]	750,000	721,226
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[4,5]	1,200,000	683,970
Grayson CLO Ltd.
2006-1A, 0.74% due 11/01/21[1,4]	750,000	674,792
Finn Square CLO Ltd.
2012-1A, due 12/24/23[4,5]	1,000,000	576,952
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	1,000,000	571,505
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 4.51% due 09/15/24[1,4]	500,000	501,626
OZLM Funding V Ltd.
2013-5A, 3.32% due 01/17/26[1,4]	500,000	485,353
AMMC CLO XIV Ltd.
2014-14A, 3.12% due 07/27/26[1,4]	500,000	481,425
NewStar Commercial Loan Trust
2007-1A, 1.71% due 09/30/22[1,4]	500,000	479,643
Westwood CDO I Ltd.
2007-1A, 1.27% due 03/25/21[1,4]	500,000	469,895
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/25[1,4]	500,000	423,712
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.24% due 07/20/26[1,4]	350,000	335,281
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[4,5]	750,000	325,341
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,4,5]	1,500,000	250,836
TICP CLO II Ltd.
2014-2A, 3.32% due 07/20/26[1,4]	250,000	240,857
ICE EM CLO
2007-1A, 1.12% due 08/15/22[1,4]	243,850	240,461
Eastland CLO Ltd.
2007-1A, 0.73% due 05/01/22[1,4]	250,000	236,742
Marathon CLO II Ltd.
2005-2A, due 12/20/19[1,4,5]	250,000	8,921
BlackRock Senior Income Series Corp.
2004-1X, due 09/15/16†††,5	496,446	1
Total Collateralized Loan Obligations		490,264,734
Collateralized Debt Obligations - 6.3%
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[1,4]	24,753,160	23,445,000
2006-2A, 0.50% due 10/02/39[1,4]	5,754,382	5,476,976
LMREC, Inc.
2015-CRE1, 2.16% due 02/22/32[1,4]	20,000,000	19,666,623
2015-CRE1, 3.91% due 02/22/32[1,4]	2,000,000	1,950,867
PFP Ltd.
2015-2, 2.32% due 07/14/34[1,4]	16,500,000	16,298,116
RFTI Issuer Ltd.
2015-FL1, 2.08% due 08/15/30†††,1,4	10,000,000	9,940,200
2015-FL1, 4.21% due 08/15/30†††,1,4	5,000,000	4,976,151
FDF I Ltd.
2015-1A, 4.40% due 11/12/30†††,4	13,000,000	12,850,500
Resource Capital Corporation
2015-CRE3, 2.75% due 03/15/32[1,4]	4,500,000	4,465,316
2015-CRE3, 3.50% due 03/15/32[1,4]	3,000,000	2,985,380

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Collateralized Debt Obligations - 6.3% (continued)
2015-CRE3, 4.35% due 03/15/32[1,4]	$2,000,000	$1,980,188
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[1,4]	6,250,149	6,092,290
ACRE Commercial Mortgage Trust
2014-FL2, 2.85% due 08/15/31[1,4]	3,500,000	3,471,171
N-Star REL CDO VIII Ltd.
2006-8A, 0.79% due 02/01/41[1,4]	3,650,000	3,414,544
Banco Bradesco SA
4.21% due 03/12/26†††,2	3,166,665	3,209,637
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[15]	3,000,000	3,027,089
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	2,399,684	2,267,643
Resource Capital Corporation Ltd.
2014-CRE2, 2.85% due 04/15/32[1,4]	2,000,000	1,954,912
Highland Park CDO I Ltd.
2006-1A, 0.72% due 11/25/51[1,4]	1,853,960	1,762,044
N-Star Real Estate CDO IX Ltd.
0.56% due 02/01/41[2]	1,755,071	1,698,118
Gramercy Real Estate CDO Ltd.
2007-1A, 0.64% due 08/15/56[1,4]	1,668,611	1,565,152
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.81% due 11/21/40[1,4]	1,250,000	1,189,369
DIVCORE CLO Ltd.
2013-1A, 4.23% due 11/15/32[1,4]	500,000	491,852
Total Collateralized Debt Obligations		134,179,138
Transport-Aircraft - 5.2%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	31,035,714	30,270,994
2015-1A, 5.07% due 02/15/40[4]	2,586,310	2,511,772
Castle Aircraft SecuritizationTrust
2015-1A, 4.70% due 12/15/40[4]	22,000,000	21,901,000
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[4]	16,250,000	15,967,250
AASET
2014-1, 5.12% due 12/15/29[1]	9,000,000	8,690,400
2014-1 C, 10.00% due 08/15/30†††	2,857,768	2,857,768
2014-1, 7.38% due 12/15/29[1]	2,769,231	2,738,215
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	5,972,709	5,860,422
Rise Ltd.
2014-1, 4.74% due 02/12/39	4,914,062	4,908,166
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	2,572,033	2,510,304
2014-1, 7.50% due 02/15/29[4]	1,278,804	1,256,425
Atlas Ltd.
2014-1, 4.87% due 12/15/39†††	3,791,600	3,746,328
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,815,625	1,827,541
2013-1, 6.35% due 10/15/38[4]	389,063	395,780
Stripes
2013-1 A1, 3.90% due 03/20/23†††,2	1,956,147	1,925,748
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	1,373,210	1,340,527
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,155,641	1,129,755
AABS Ltd.
2013-1, 4.87% due 01/15/38	410,327	405,198
Airplanes Pass Through Trust
2001-1A, 0.88% due 03/15/19[1,15]	740,322	219,876
Total Transport-Aircraft		110,463,469
Net Lease - 0.6%
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[4]	5,031,570	5,371,201
2014-4A, 4.62% due 01/20/45[4]	2,000,000	2,038,007
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	4,485,000	4,460,543

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 35.7% (continued)
Net Lease - 0.6% (continued)
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/42[4]	$1,808,924	$1,947,965
Total Net Lease		13,817,716
Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	5,881,250	5,870,664
Northwind Holdings LLC
2007-1A, 1.11% due 12/01/37[1,4]	348,300	320,436
Total Insurance		6,191,100
Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[4]	893,461	884,990
2010-CX, 0.87% due 07/10/17[1]	876,530	865,135
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.81% due 07/09/17[1]	728,000	712,930
Total Financial		2,463,055
Communications - 0.1%
Hana Small Business Lending Loan Trust
2014-2014, 3.12% due 01/25/40[1,4]	1,829,212	1,817,322
Total Asset-Backed Securities
(Cost $779,359,967)		759,196,534

COLLATERALIZED MORTGAGE OBLIGATIONS††- 30.8%
Residential Mortgage-Backed Securities - 24.5%
LSTAR Securities Investment Trust
2015-4, 2.24% due 04/01/20[1,4]	20,674,248	20,377,057
2015-2, 2.24% due 01/01/20[1,4]	18,573,089	18,283,350
2015-3, 2.43% due 03/01/20[1,4]	18,306,943	17,836,455
2015-1, 2.43% due 01/01/20[1,4]	17,118,577	16,721,426
2014-1, 3.53% due 09/01/21[1,4]	12,794,922	12,721,991
2015-10, 2.43% due 11/02/20[1,4]	10,771,021	10,585,899
2015-5, 2.24% due 04/03/17[1,4]	10,675,073	10,415,668
2015-6, 2.24% due 05/01/20[1,4]	3,157,080	3,101,831
RALI Series Trust
2006-QO10, 0.58% due 01/25/37[1]	19,947,611	14,703,496
2006-QO2, 0.64% due 02/25/46[1]	16,104,806	6,860,932
2007-QO2, 0.57% due 02/25/47[1]	8,050,319	4,344,748
2005-QO1, 1.75% due 08/25/35[1]	5,007,538	4,238,996
2007-QO4, 0.61% due 05/25/47[1]	4,402,680	3,425,703
2006-QO2, 0.69% due 02/25/46[1]	6,555,681	2,843,601
2007-QO3, 0.58% due 03/25/47[1]	3,279,445	2,587,088
Lehman XS Trust Series
2005-9N, 0.69% due 02/25/36[1]	12,859,461	10,244,945
2007-2N, 0.60% due 02/25/37[1]	13,253,561	9,490,559
2007-15N, 0.47% due 08/25/37[1]	7,103,653	5,472,705
2005-7N, 0.69% due 12/25/35[1]	3,696,851	3,174,450
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.08% due 11/25/46[1]	24,831,187	17,138,165
2006-7, 4.53% due 09/25/36	2,667,761	1,435,485
2006-AR9, 1.10% due 11/25/46[1]	1,312,616	900,202
2006-8, 4.66% due 10/25/36	591,817	358,455
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4,7]	19,886,563	19,738,210
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[4]	15,113,712	15,226,007
2015-1A, 3.84% due 05/25/18[4]	4,229,080	4,217,238
American Home Mortgage Assets Trust
2006-4, 0.61% due 10/25/46[1]	16,522,490	10,522,275
2007-1, 0.96% due 02/25/47[1]	13,453,665	8,015,975
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,7]	18,500,000	18,477,963
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.07% due 07/25/47[1]	12,087,409	9,736,601
2007-OA3, 1.03% due 04/25/47[1]	8,341,707	6,233,484

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 30.8% (continued)
Residential Mortgage-Backed Securities - 24.5% (continued)
2006-AR11, 1.17% due 09/25/46[1]	$2,309,234	$1,755,935
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[1,4]	18,192,731	16,902,866
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4]	16,098,603	15,817,256
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	9,784,947	9,732,734
2014-2A, 3.75% due 10/25/57[1,4]	3,869,191	3,812,743
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4]	13,343,444	13,111,387
VOLT XXVII LLC
2014-NPL7, 3.37% due 08/27/57[4]	12,243,051	12,148,065
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[4]	7,958,751	7,880,732
2015-NPL1, 3.47% due 01/25/55[4]	4,285,184	4,264,312
Banc of America Funding Trust
2014-R7, 0.36% due 09/26/36[1,4]	8,179,235	7,494,633
2015-R4, 0.36% due 01/27/35†††,1,4	4,967,079	4,479,709
GCAT LLC
2014-2, 3.72% due 10/25/19[4,7]	7,896,327	7,831,531
2015-1, 3.63% due 05/26/20[4]	3,102,125	3,073,404
American Home Mortgage Investment Trust
2006-1, 0.70% due 03/25/46[1]	9,339,275	7,497,143
2006-1, 0.82% due 03/25/46[1]	4,189,703	3,393,109
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[1,4]	9,976,583	9,292,660
HarborView Mortgage Loan Trust
2006-14, 0.55% due 01/25/47[1]	11,561,625	8,690,590
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.03% due 04/25/47[1]	5,458,641	4,654,779
2006-OA1, 0.62% due 02/25/47[1]	4,892,414	3,856,144
IndyMac INDX Mortgage Loan Trust
2005-AR18, 1.20% due 10/25/36[1]	10,741,350	8,015,198
Morgan Stanley Resecuritization Trust
2014-R9, 0.35% due 11/26/46[1,4]	8,851,874	7,988,816
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4]	7,262,205	7,114,568
Soundview Home Loan Trust
2007-1, 0.59% due 03/25/37[1]	7,102,012	6,426,625
Freddie Mac
#G08677, 4.00% due 11/01/45	4,000,300	4,229,226
#G08681, 3.50% due 12/01/45	1,350,000	1,390,805
Nomura Resecuritization Trust
2015-4R, 0.59% due 03/26/36[1,4]	2,987,218	2,645,779
2015-4R, 0.64% due 12/26/36[1,4]	2,295,040	2,185,566
2012-1R, 0.86% due 08/27/47[1,4]	337,403	318,475
BCAP LLC
2014-RR2, 0.49% due 03/26/36[1,4]	5,322,444	5,022,541
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/54[4]	4,723,837	4,694,549
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 0.95% due 07/25/35[1]	5,000,000	4,454,308
GreenPoint Mortgage Funding Trust
2005-HE4, 0.89% due 07/25/30[1]	4,450,739	4,306,377
Luminent Mortgage Trust
2006-2, 0.62% due 02/25/46[1]	6,006,930	4,104,856
GSAA Home Equity Trust
2006-14, 0.59% due 09/25/36[1]	6,905,556	3,469,683
2007-7, 0.69% due 07/25/37[1]	551,321	475,845
First NLC Trust
2005-1, 0.88% due 05/25/35[1]	3,866,320	3,253,592
GSAA Trust
2005-10, 1.07% due 06/25/35[1]	3,312,000	3,025,280

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 30.8% (continued)
Residential Mortgage-Backed Securities - 24.5% (continued)
BCAP LLC Trust
2014-RR3, 0.34% due 10/26/36[1,4]	$3,177,401	$2,984,850
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	2,973,525	2,768,518
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[4]	1,893,644	1,934,738
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	1,141,938	1,212,890
CSMC Series
2014-6R, 0.40% due 09/27/36[1,4]	1,185,673	1,126,301
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC6
2006-BC6, 0.59% due 01/25/37[1]	1,250,000	1,062,702
Alliance Bancorp Trust
2007-OA1, 0.66% due 07/25/37[1]	1,293,391	814,877
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[1]	800,000	747,462
Morgan Stanley Re-REMIC Trust
2010-R5, 0.58% due 06/26/36[1,4]	563,847	407,699
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[1]	191,037	186,184
First Franklin Mortgage Loan Trust
2006-FF1, 0.76% due 01/25/36[1]	150,000	133,581
Total Residential Mortgage-Backed Securities		521,622,583
Commercial Mortgage-Backed Securities - 5.0%
COMM Mortgage Trust
2014-KYO, 2.65% due 06/11/27[1,4]	6,000,000	5,883,984
2015-CR26, 1.07% due 10/10/48[1]	69,728,864	5,006,504
2015-CR23, 1.01% due 05/10/48[1]	49,805,361	3,086,329
2013-CR13, 0.98% due 12/10/23[1]	52,817,680	2,563,702
2015-CR27, 1.17% due 10/10/48[1]	31,962,999	2,439,221
2015-CR27, 4.47% due 10/10/48[1]	1,500,000	1,442,008
2013-CR13, 3.03% due 12/10/18	450,000	460,071
CSMC Series
2014-ICE, 2.48% due 04/15/27[1,4]	15,660,000	15,506,673
2014-ICE, 1.88% due 04/15/27[1,4]	3,900,000	3,857,276
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[4]	15,000,000	14,476,380
Hilton USA Trust
2013-HLF, 3.01% due 11/05/30[1,4]	6,256,329	6,256,853
2013-HLT, 4.45% due 11/05/30[1,4]	3,000,000	2,998,818
2013-HLT, 4.41% due 11/05/30[4]	1,850,000	1,851,368
Morgan Stanley Capital I Trust
2015-XLF1, 2.52% due 08/14/31[1,4]	7,600,000	7,558,526
Wells Fargo Commercial Mortgage Trust
2015-NXS4, 1.11% due 12/15/48[1]	40,000,000	2,732,372
2015-P2, 1.17% due 12/15/48[1]	35,000,000	2,448,131
2015-NXS1, 1.20% due 05/15/48[1]	11,939,637	879,013
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.83% due 12/15/27[1,4]	3,000,000	2,964,250
2014-BXCH, 4.58% due 12/15/27[1,4]	2,000,000	1,958,327
Citigroup Commercial Mortgage Trust
2015-GC29, 1.17% due 04/10/48[1]	24,939,255	1,841,170
2015-GC35, 1.06% due 11/10/48[1]	16,500,000	995,196
2013-GC15, 4.37% due 09/10/46[1]	380,000	409,791
BXHTL Mortgage Trust
2015-JWRZ, 3.18% due 05/15/29[1,4]	2,500,000	2,462,385
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.54% due 12/25/24[1]	44,908,691	1,857,769
2014-K715, 2.85% due 01/25/21	450,000	460,313

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS††- 30.8% (continued)
Commercial Mortgage-Backed Securities - 5.0% (continued)
CSAIL Commercial Mortgage Trust
2015-C1, 0.97% due 04/15/50[1]	$34,857,297	$2,155,823
Hyatt Hotel Portfolio Trust
2015-HYT, 3.38% due 11/15/29[1,4]	2,000,000	2,007,759
JPMBB Commercial Mortgage Securities Trust
2013-C12, 0.85% due 07/15/45[1]	54,752,961	1,782,012
Boca Hotel Portfolio Trust
2013-BOCA, 3.38% due 08/15/26[1,4]	1,700,000	1,697,018
GS Mortgage Securities Trust
2015-GC28, 1.17% due 02/10/48[1]	21,857,086	1,498,373
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 3.28% due 06/15/28[1,4]	1,500,000	1,495,476
BLCP Hotel Trust
2014-CLRN, 2.83% due 08/15/29[1,4]	1,500,000	1,467,538
WFRBS Commercial Mortgage Trust
2013-C12, 1.44% due 03/15/48[1,4]	14,367,634	961,336
LSTAR Commercial Mortgage Trust
2014-2, 4.98% due 01/20/41[1,4]	500,000	497,585
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	222,182
BAMLL-DB Trust
2012-OSI, 5.81% due 04/13/29[4]	200,000	206,134
Total Commercial Mortgage-Backed Securities		106,387,666
Military Housing - 0.7%
Capmark Military Housing Trust
2007-AETC, 5.74% due 02/10/52†††,4	8,370,584	8,024,125
2007-ROBS, 6.06% due 10/10/52[4]	4,850,090	4,509,419
2007-AET2, 6.06% due 10/10/52[4]	2,205,698	2,120,073
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,4	950,361	951,910
Total Military Housing		15,605,527
Government Agency - 0.6%
Fannie Mae
#AS6404, 3.50% due 12/01/45	3,384,094	3,495,946
#AL6307, 4.50% due 02/01/45	2,500,759	2,700,887
#AS2288, 5.00% due 04/01/44	2,020,361	2,227,228
#AL6671, 5.00% due 12/01/44	1,252,309	1,381,332
#AZ4788, 4.00% due 10/01/45	1,143,224	1,211,718
#MA1525, 3.50% due 08/01/43	1,053,922	1,088,714
Total Government Agency		12,105,825
Total Collateralized Mortgage Obligations
(Cost $670,423,391)		655,721,601

CORPORATE BONDS††- 19.7%
Financial - 9.2%
Bank of America Corp.
6.25%[1,3,8]	11,550,000	11,578,874
6.10%[1,3,8]	10,500,000	10,644,375
5.12%[1,3,8]	4,350,000	4,143,375
4.00% due 04/01/24	780,000	797,718
4.10% due 07/24/23	320,000	330,868
Citigroup, Inc.
5.95%[1,3,8]	11,090,000	10,819,703
5.87%[1,3,8]	5,685,000	5,642,363
5.80%[1,3,8]	4,965,000	4,922,798
5.95%[1,3,8]	5,000,000	4,892,500
6.30% due 12/29/49[1,3]	775,000	755,625
JPMorgan Chase & Co.
5.00%[1,3,8]	13,900,000	13,204,999
5.30%[1,3,8]	2,600,000	2,590,250
6.00%[1,3]	2,000,000	1,997,208
6.09%[1,3]	1,100,000	1,105,610
5.15%[1,3]	1,000,000	945,000
3.20% due 01/25/23	270,000	269,118
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4,8]	11,050,000	11,161,449
4.38% due 09/15/54[1,4,8]	3,000,000	2,936,295
SunTrust Banks, Inc.
5.63%[1,3,8]	11,900,000	11,974,374
Goldman Sachs Group, Inc.
5.38%[1,3,8]	11,500,000	11,428,125
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	8,725,000	8,946,178

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 19.7% (continued)
Financial - 9.2% (continued)
Morgan Stanley
5.55%[1,3,8]	$7,450,000	$7,450,000
5.45%[1,3]	1,000,000	976,250
7.30% due 05/13/19	340,000	390,561
Meiji Yasuda Life Insurance Co.
5.19% due 10/20/45[1,4,8]	8,400,000	8,631,000
Banco Nacional de Comercio Exterior SNC
4.38% due 10/14/25[4,8]	7,900,000	7,801,250
Fifth Third Bancorp
5.10%[1,3]	4,850,000	4,334,688
4.90%[1,3,8]	3,800,000	3,436,150
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4]	6,650,000	6,533,624
Citizens Financial Group, Inc.
5.50%[1,3,4,8]	6,500,000	6,399,250
Fort Benning Family Communities LLC
0.68% due 01/15/36†††,1,4	6,000,000	4,714,380
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	3,356,639	3,099,218
Customers Bank
6.12% due 06/26/29[1,15]	2,000,000	2,025,000
AmTrust Financial Services, Inc.
6.12% due 08/15/23[2]	1,910,000	1,993,551
Atlas Mara Ltd.
8.00% due 12/31/20†††,2	2,400,000	1,984,800
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	1,056,505	1,041,165
5.38% due 02/15/48	559,657	534,176
Host Hotels & Resorts, LP
4.50% due 02/01/26[8]	1,500,000	1,480,664
Cadence Bank North America
6.25% due 06/28/29[1,15]	1,200,000	1,203,000
Fort Knox Military Housing Privatization Project
0.67% due 02/15/52†††,1,4	1,779,195	1,097,657
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	1,000,000	1,055,610
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,2]	1,000,000	1,002,500
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]	1,000,000	1,000,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,000,000	977,500
Wilton Re Finance LLC
5.87% due 03/30/33[1,4]	925,000	970,501
Kennedy-Wilson, Inc.
5.87% due 04/01/24	925,000	892,625
American Tower Corp.
5.00% due 02/15/24	400,000	423,407
3.50% due 01/31/23	420,000	410,514
International Lease Finance Corp.
7.12% due 09/01/18	730,000	800,263
First Niagara Financial Group, Inc.
6.75% due 03/19/20	700,000	795,530
Nasdaq, Inc.
5.55% due 01/15/20	720,000	789,376
EPR Properties
4.50% due 04/01/25[8]	785,000	746,237
ACC Group Housing LLC
6.35% due 07/15/54†††,4	625,000	643,469
First American Financial Corp.
4.30% due 02/01/23	500,000	496,437
CIC Receivables Master Trust
4.89% due 10/07/21†††,2	500,000	496,205
Voya Financial, Inc.
5.50% due 07/15/22	350,000	391,645
Jackson National Life Insurance Co.
8.15% due 03/15/27[4]	125,000	161,487
Prosight Global Inc.
7.50% due 11/26/20†††,2	100,000	103,154
Total Financial		198,369,649
Consumer, Non-cyclical - 2.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4,8]	10,801,000	10,936,013
Zoetis, Inc.
4.50% due 11/13/25[8]	10,700,000	10,843,947
Vector Group Ltd.
7.75% due 02/15/21[8]	7,662,000	8,083,410
Bon Secours Charity Health System, Inc.
6.25% due 11/01/35[8]	3,500,000	3,599,162
Tenet Healthcare Corp.
4.01% due 06/15/20[1,8]	3,200,000	3,120,000
ADT Corp.
6.25% due 10/15/21[8]	2,000,000	2,089,100
HCA, Inc.
5.88% due 02/15/26	1,000,000	1,003,750
Molson Coors Brewing Co.
5.00% due 05/01/42	870,000	837,812
Reynolds American, Inc.
6.15% due 09/15/43	730,000	828,116
Altria Group, Inc.
4.00% due 01/31/24	780,000	808,068
Coca-Cola Femsa SAB de CV
2.37% due 11/26/18	790,000	788,852
Actavis Funding SCS
2.35% due 03/12/18	400,000	400,417
Boston Scientific Corp.
2.85% due 05/15/20	400,000	397,916

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 19.7% (continued)
Consumer, Non-cyclical - 2.1% (continued)
Kraft Foods Group, Inc.
6.87% due 01/26/39	$320,000	$379,264
Total Consumer, Non-cyclical		44,115,827
Technology - 1.9%
Microsoft Corp.
4.45% due 11/03/45[8]	16,800,000	17,324,546
First Data Corp.
5.00% due 01/15/24[4]	10,600,000	10,547,000
5.75% due 01/15/24[4]	5,500,000	5,417,500
Micron Technology, Inc.
5.25% due 08/01/23[8]	5,450,000	4,891,375
CDK Global, Inc.
4.50% due 10/15/24[8]	1,150,000	1,144,318
Open Text Corp.
5.63% due 01/15/23[4]	975,000	965,250
Xerox Corp.
5.62% due 12/15/19	730,000	776,566
Total Technology		41,066,555
Industrial - 1.4%
Molex Electronic Technologies LLC
3.90% due 04/15/25[4,8]	18,100,000	16,936,605
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
7.13% due 04/15/19[8]	4,100,000	4,174,313
7.88% due 08/15/19	450,000	466,875
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[4]	2,793,988	2,760,460
CNH Industrial Capital LLC
4.38% due 11/06/20	1,700,000	1,602,250
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[2]	1,700,000	1,181,500
Building Materials Corporation of America
6.00% due 10/15/25[4]	1,000,000	1,020,000
L-3 Communications Corp.
5.20% due 10/15/19	760,000	804,737
Skyway Concession Company LLC
0.98% due 06/30/26[1,4]	750,000	630,000
SBM Baleia Azul
5.50% due 09/15/27†††,2	434,250	314,414
CEVA Group plc
7.00% due 03/01/21[4]	350,000	290,500
Total Industrial		30,181,654
Communications - 1.4%
Neptune Finco Corp.
6.63% due 10/15/25[4,8]	5,997,000	6,236,879
Sprint Communications, Inc.
7.00% due 03/01/20[4,8]	5,950,000	5,964,875
Numericable-SFR SAS
6.25% due 05/15/24[4]	2,950,000	2,846,750
CCOH Safari LLC
5.75% due 02/15/26	2,500,000	2,506,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	1,500,000	1,590,000
Altice US Finance I Corp.
5.38% due 07/15/23[4]	1,356,000	1,359,390
DISH DBS Corp.
5.87% due 11/15/24[8]	1,500,000	1,335,000
Avaya, Inc.
7.00% due 04/01/19[4,8]	1,700,000	1,258,000
Telefonica Emisiones SAU
5.46% due 02/16/21	710,000	793,506
Discovery Communications LLC
4.37% due 06/15/21	770,000	789,091
Koninklijke KPN N.V.
8.37% due 10/01/30	600,000	786,143
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.84% due 04/15/23	800,000	785,132
Qwest Corp.
6.75% due 12/01/21	740,000	775,150
Time Warner, Inc.
6.50% due 11/15/36	500,000	564,677
AT&T, Inc.
6.15% due 09/15/34	500,000	533,015
Symantec Corp.
4.20% due 09/15/20	500,000	516,323
Vodafone Group plc
7.87% due 02/15/30	300,000	365,844
Total Communications		29,006,025
Energy - 1.1%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	14,050,000	13,384,972
4.25% due 04/01/24	3,700,000	3,200,052
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[4,8]	2,800,000	2,660,000
Hess Corp.
7.12% due 03/15/33	720,000	701,622
Tosco Corp.
8.12% due 02/15/30	560,000	700,119
Valero Energy Corp.
7.50% due 04/15/32	630,000	694,108
Unit Corp.
6.63% due 05/15/21	700,000	504,000
Buckeye Partners, LP
4.87% due 02/01/21	400,000	389,067
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[2]	1,000,000	205,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 19.7% (continued)
Energy - 1.1% (continued)
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[9,15]	$754,200	$143,298
Total Energy		22,582,238
Consumer, Cyclical - 1.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4,8]	6,600,000	5,882,251
Wyndham Worldwide Corp.
5.10% due 10/01/25[8]	5,800,000	5,858,278
Sabre GLBL, Inc.
5.25% due 11/15/23[4]	1,800,000	1,779,750
Northern Group Housing LLC
6.80% due 08/15/53†††,4	1,200,000	1,454,112
Lennar Corp.
4.88% due 12/15/23	1,200,000	1,194,000
HP Communities LLC
5.62% due 09/15/32[4]	1,000,000	1,065,360
QVC, Inc.
4.37% due 03/15/23	1,000,000	949,149
General Motors Co.
4.87% due 10/02/23	770,000	787,447
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]	600,000	615,750
Hasbro, Inc.
6.35% due 03/15/40	400,000	435,757
WMG Acquisition Corp.
5.63% due 04/15/22[4]	300,000	289,500
Total Consumer, Cyclical		20,311,354
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24[8]	6,450,000	5,469,490
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4,8]	4,400,000	4,246,000
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,8]	2,550,000	2,136,877
4.45% due 11/15/21[4]	625,000	566,173
Southern Copper Corp.
7.50% due 07/27/35	440,000	411,309
5.25% due 11/08/42	430,000	310,343
Eldorado Gold Corp.
6.13% due 12/15/20[4,8]	550,000	481,250
TPC Group, Inc.
8.75% due 12/15/20[4]	696,000	452,400
Total Basic Materials		14,073,842
Utilities - 0.5%
AES Corp.
3.41% due 06/01/19[1,8]	8,990,000	8,248,325
4.88% due 05/15/23	1,000,000	875,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	850,000	841,500
Total Utilities		9,964,825
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19[8]	7,050,000	7,367,250
Opal Acquisition, Inc.
8.88% due 12/15/21[4,8]	1,895,000	1,572,850
Total Diversified		8,940,100
Total Corporate Bonds
(Cost $429,110,971)		418,612,069

U.S. GOVERNMENT SECURITIES†† - 10.1%
U.S. Treasury Notes
2.25% due 11/15/25[8]	115,291,000	115,034,246
3.12% due 05/15/19	1,000,000	1,054,961
2.87% due 03/31/18	1,000,000	1,038,047
2.37% due 06/30/18	800,000	823,438
2.75% due 02/28/18	500,000	517,168
2.37% due 05/31/18	500,000	514,082
1.37% due 09/30/18	500,000	501,563
1.25% due 10/31/18	400,000	399,438
Total U.S. Treasury Notes		119,882,943
U.S. Treasury Bonds
due 11/15/44[10]	136,052,000	54,785,146
8.75% due 05/15/20	3,000,000	3,887,813
4.75% due 02/15/41	2,600,000	3,456,172
6.12% due 11/15/27	2,000,000	2,768,672
4.37% due 05/15/40	2,070,000	2,604,642
2.75% due 11/15/42	2,200,000	2,097,649
8.00% due 11/15/21	1,500,000	2,002,910
9.12% due 05/15/18	1,000,000	1,186,445
8.12% due 08/15/21	500,000	665,606
8.75% due 08/15/20	500,000	654,766
7.87% due 02/15/21	500,000	647,324
Total U.S. Treasury Bonds		74,757,145
Tennessee Valley Authority
4.25% due 09/15/65	9,900,000	9,671,974
5.38% due 04/01/56	7,210,000	8,591,306
Total Tennessee Valley Authority		18,263,280
United States Treasury Bill
due 01/14/16[10]	1,900,000	1,899,941
Total U.S. Government Securities
(Cost $216,229,066)		214,803,309

SENIOR FLOATING RATE INTERESTS††,[1,14] - 5.6%
Technology - 1.8%
Avago Technologies Ltd.
4.25% due 11/11/22	17,200,000	16,995,836
Avaya, Inc.
6.25% due 05/29/20	4,765,563	3,293,528
6.50% due 03/30/18	922,377	692,041
Epicor Software
4.75% due 06/01/22	3,782,995	3,684,372
Informatica Corp.
4.50% due 08/05/22	3,591,000	3,448,653
Advanced Computer Software
10.50% due 01/31/23	2,000,000	1,900,000
TIBCO Software, Inc.
6.50% due 12/04/20	1,985,000	1,798,906
Deltek, Inc.
5.00% due 06/25/22	1,647,502	1,626,908

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,1,14- 5.6% (continued)
Technology - 1.8% (continued)
Verisure Cayman 2
5.25% due 10/10/22	EUR	1,350,000	$1,461,697
Micro Focus International plc
5.25% due 11/19/21		$757,448	749,639
EIG Investors Corp.
5.00% due 11/09/19[2]		632,222	614,836
Blue Coat Systems, Inc.
4.50% due 05/20/22		425,000	409,772
Aspect Software, Inc.
3.75% due 05/09/16		15,845	14,525
Total Technology			36,690,713
Communications - 1.5%
Univision Communications, Inc.
4.00% due 02/28/20		12,659,703	12,368,529
4.00% due 03/01/20		7,260,907	7,092,382
Numericable US LLC
4.75% due 02/10/23		4,000,000	3,835,720
EMI Music Publishing
4.00% due 08/19/22		3,000,000	2,943,000
Light Tower Fiber LLC
4.00% due 04/13/20		2,871,185	2,789,356
Internet Brands
4.75% due 07/08/21		2,562,948	2,475,372
Proquest LLC
5.75% due 10/24/21		1,367,120	1,338,069
Total Communications			32,842,428
Consumer, Non-cyclical - 0.8%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21		6,997,125	6,929,812
Pharmaceutical Product Development
4.25% due 08/18/22		3,980,000	3,860,600
JBS USA, Inc.
4.00% due 10/30/22		1,600,000	1,594,000
One Call Medical, Inc.
5.00% due 11/27/20[2]		1,679,540	1,357,623
Grocery Outlet, Inc.
4.75% due 10/21/21		1,288,492	1,236,953
B&G Foods, Inc.
3.75% due 11/02/22		1,100,000	1,097,591
Auris Luxemborg
4.25% due 01/17/22		397,005	395,020
Sage Products, Inc.
4.25% due 12/13/19		279,838	275,291
Performance Food Group
6.25% due 11/14/19		239,668	238,669
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		119,940	115,142
Total Consumer, Non-cyclical			17,100,701
Industrial - 0.6%
Travelport Holdings LLC
5.75% due 09/02/21		7,177,500	7,009,259
Berry Plastics Corp.
4.00% due 10/01/22		3,651,339	3,614,826
Quikrete Holdings, Inc.
4.00% due 09/28/20		1,150,000	1,135,269
Hardware Holdings LLC
6.75% due 03/30/20[2]		841,500	816,255
CareCore National LLC
5.50% due 03/05/21		381,536	328,121
Wencor Group
4.50% due 06/18/21		296,355	265,608
Thermasys Corp.
5.25% due 05/03/19		94,375	81,870
Total Industrial			13,251,208
Consumer, Cyclical - 0.5%
Mattress Firm
5.00% due 10/20/21		2,100,445	2,076,815
Equinox Fitness
5.00% due 01/31/20		1,682,914	1,662,584
Eyemart Express
5.00% due 12/17/21		1,402,500	1,374,450
Warner Music Group
3.75% due 07/01/20		1,345,922	1,271,331
BBB Industries, LLC
6.00% due 11/03/21		992,500	981,751
1-800 Contacts, Inc.
4.25% due 01/29/21		738,358	732,820
Neiman Marcus Group, Inc.
4.25% due 10/25/20		589,500	520,234
Sears Holdings Corp.
5.50% due 06/30/18		494,201	462,078
Container Store, Inc.
4.25% due 04/06/19		257,702	235,797
Compucom Systems, Inc.
4.25% due 05/11/20		294,660	184,655
Capital Automotive LP
6.00% due 04/30/20		140,000	139,534
Total Consumer, Cyclical			9,642,049
Basic Materials - 0.2%
Univar, Inc.
4.25% due 07/01/22		3,620,389	3,497,187
Polyone Corp.
3.75% due 11/11/22		1,000,000	1,000,000
Platform Specialty Products
5.50% due 06/07/20		495,000	477,675
Total Basic Materials			4,974,862
Financial - 0.1%
National Financial Partners Corp.
4.50% due 07/01/20		1,208,347	1,157,996
Hyperion Insurance
5.50% due 04/29/22		992,500	977,613
USI Holdings Corp.
4.25% due 12/27/19		498,728	481,646

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1,14- 5.6% (continued)
Financial - 0.1% (continued)
American Stock Transfer & Trust
5.75% due 06/26/20	$238,516	$231,558
Total Financial		2,848,813
Utilities - 0.1%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	2,700,000	2,605,500
Total Senior Floating Rate Interests
(Cost $124,001,858)		119,956,274

MUNICIPAL BONDS††- 3.5%
New Jersey - 0.8%
New Jersey Transportation Trust Fund Authority Revenue Bonds
due 12/15/30[8,10]	14,335,000	7,017,268
due 12/15/32[8,10]	7,380,000	3,318,417
New Jersey Economic Development Authority Revenue Bonds
7.42% due 02/15/29[8]	6,475,000	7,392,701
Total New Jersey		17,728,386
Illinois - 0.6%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38[8]	5,350,000	5,134,021
6.90% due 03/01/35[8]	1,600,000	1,702,528
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42[8]	3,230,000	2,753,284
6.05% due 01/01/29	500,000	483,540
County of Cook Illinois General Obligation Unlimited
6.22% due 11/15/34[8]	2,300,000	2,462,564
Chicago Transit Authority Revenue Bonds
6.20% due 12/01/40	1,000,000	1,084,970
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds
6.90% due 01/01/40	260,000	298,199
Total Illinois		13,919,106
California - 0.6%
State of California General Obligation Unlimited
7.60% due 11/01/40[8]	2,750,000	4,081,688
San Diego Unified School District General Obligation Unlimited
due 07/01/38[10]	7,000,000	2,789,010
Antelope Valley Community College District General Obligation Unlimited
due 08/01/34[8,10]	5,600,000	2,616,152
Chaffey Joint Union High School District General Obligation Unlimited
due 08/01/37[8,10]	6,000,000	2,388,180
City of Industry California Revenue Bonds
4.62% due 01/01/34	1,000,000	1,002,970
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	400,000	425,780
Total California		13,303,780
Texas - 0.4%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/46[8,10]	15,315,000	3,746,662
due 11/15/42[8,10]	6,315,000	1,901,004
due 11/15/48[10]	7,965,000	1,753,335
due 11/15/44[10]	5,950,000	1,616,020
Total Texas		9,017,021
Florida - 0.3%
County of Miami-Dade Florida Revenue Bonds
due 10/01/45[8,10]	13,000,000	3,486,730
due 10/01/42[8,10]	10,000,000	3,083,900
Total Florida		6,570,630
Michigan - 0.3%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[8]	4,900,000	5,974,520
Puerto Rico - 0.2%
Commonwealth of Puerto Rico General Obligation Unlimited
5.12% due 07/01/30[2]	1,035,000	1,034,990
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00% due 07/01/28	1,000,000	1,000,210
Puerto Rico Electric Power Authority Revenue Bonds
5.00% due 07/01/22	535,000	538,606
5.00% due 07/01/24[2]	400,000	398,632
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27[2]	550,000	549,962
Total Puerto Rico		3,522,400
New York - 0.2%
Port Authority of New York & New Jersey Revenue Bonds
4.82% due 06/01/45[8]	1,750,000	1,792,473

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 3.5% (continued)
New York - 0.2% (continued)
Port Auth NY & NJ-182
5.31% due 08/01/46	$1,500,000	$1,585,140
Total New York		3,377,613
Alabama - 0.1%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
due 10/01/36[10]	2,350,000	742,812
due 10/01/34[10]	1,800,000	653,148
due 10/01/35[10]	1,375,000	465,644
due 10/01/31[10]	725,000	330,354
due 10/01/32[10]	720,000	303,624
Total Alabama		2,495,582
Total Municipal Bonds
(Cost $76,110,625)		75,909,038

FOREIGN GOVERNMENT BONDS†† - 0.9%

Kenya Government International Bond
6.87% due 06/24/24[4,8]	12,250,000	10,718,750
Dominican Republic International Bond
6.85% due 01/27/45[4,8]	9,700,000	9,142,250
Bahamas Government International Bond
6.95% due 11/20/29[4]	110,000	128,425
Total Foreign Government Bonds
(Cost $22,761,624)		19,989,425

FEDERAL AGENCY NOTES†† - 0.3%

Freddie Mac Strips
due 07/15/32[10]	8,000,000	4,438,040
Fannie Mae[11]
due 01/15/30[10]	4,000,000	2,440,220
Total Federal Agency Notes
(Cost $7,024,013)		6,878,260

COMMERCIAL PAPER†† - 0.2%
Air Products & Chemicals, Inc.
0.35% due 01/13/16	800,000	799,907
Kimberly-Clark Corporation
0.39% due 01/28/16	800,000	799,766
Ryder System, Inc.
0.77% due 01/19/16	800,000	799,692
Nissan Motor Acceptance Corp.
0.77% due 01/28/16	800,000	799,538
Total Commercial Paper
(Cost $3,198,903)		3,198,903

REPURCHASE AGREEMENTS††,2,12 - 0.6%
Jefferies & Company, Inc. issued 10/29/15 at 2.95% due 12/31/49	4,609,000	4,609,000
issued 12/04/15 at 3.25% due 01/18/16	4,216,000	4,216,000
issued 12/01/15 at 3.24% due 01/08/16	3,456,000	3,456,000
issued 12/04/15 at 2.75% due 01/18/16	551,000	551,000
Total Repurchase Agreements
(Cost $12,832,000)		12,832,000
Total Investments - 118.4%
(Cost $2,575,699,913)		$2,519,613,634
Other Assets & Liabilities, net - (18.4)%		(392,180,936)
Total Net Assets - 100.0%		$2,127,432,698

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2015.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,294,178,851 (cost $1,320,877,649), or 60.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Residual interest.
[6]	Affiliated issuer.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[9]	Security is in default of interest and/or principal obligations.
[10]	Zero coupon rate security.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	Repurchase Agreements — See Note 4.
[13]	Rate indicated is the 7 day yield as of December 31, 2015.
[14]	The face amount is denominated in U.S. dollars unless otherwise noted.
[15]
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $6,618,263 (cost $7,533,366), or 0.3% of total net assets — See Note 6.

plc — Public Limited Company

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$719,690,201	$—	$39,506,333	$759,196,534
Collateralized Mortgage Obligations	—	—	642,265,857	—	13,455,744	655,721,601
Commercial Paper	—	—	3,198,903	—	—	3,198,903
Closed-End Funds	2,793,948	—	—	—	—	2,793,948
Corporate Bonds	—	—	398,857,700	—	19,754,369	418,612,069
Federal Agency Notes	—	—	6,878,260	—	—	6,878,260
Foreign Government Bonds	—	—	19,989,425	—	—	19,989,425
Municipal Bonds	—	—	75,909,038	—	—	75,909,038
Mutual Funds	76,348,257	—	—	—	—	76,348,257
Preferred Stocks	—	—	2,216,933	—	—	2,216,933
Repurchase Agreements	—	—	12,832,000	—	—	12,832,000
Senior Floating Rate Interests	—	—	119,956,274	—	—	119,956,274
Short Term Investments	151,157,083	—	—	—	—	151,157,083
U.S. Government Securities	—	—	214,803,309	—	—	214,803,309
Total	$230,299,288	$—	$2,216,597,900	$—	$72,716,446	$2,519,613,634

*	Other financial instruments may include futures contracts, foreign currency contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2015, there were no transfers between levels.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 29.0%
Johnson & Johnson	13,300	$1,366,175
Roche Holding AG	4,400	1,214,132
Pfizer, Inc.	35,400	1,142,712
Novartis AG	12,400	1,074,526
Altria Group, Inc.	18,426	1,072,576
Procter & Gamble Co.	13,382	1,062,665
Merck & Company, Inc.	20,100	1,061,682
UnitedHealth Group, Inc.	7,800	917,592
GlaxoSmithKline plc	44,700	904,741
Kimberly-Clark Corp.	6,788	864,113
Eli Lilly & Co.	9,800	825,748
Baxter International, Inc.	21,500	820,225
Reynolds American, Inc.	17,650	814,548
Automatic Data Processing, Inc.	9,100	770,952
Dr Pepper Snapple Group, Inc.	8,242	768,155
PepsiCo, Inc.	7,661	765,487
Anthem, Inc.	5,300	739,032
Clorox Co.	5,721	725,594
Aetna, Inc.	6,300	681,156
Cardinal Health, Inc.	7,600	678,452
Woolworths Ltd.	35,980	642,384
Sysco Corp.	15,516	636,156
Otsuka Holdings Company Ltd.	17,500	628,515
Nissin Foods Holdings Company Ltd.	9,018	482,410
Philip Morris International, Inc.	5,236	460,297
Patterson Companies, Inc.	10,000	452,100
WM Morrison Supermarkets plc	176,995	386,422
Asahi Group Holdings Ltd.	10,667	337,138
Hutchison Port Holdings Trust — Class U	635,500	336,815
Transurban Group	40,800	311,296
Wesfarmers Ltd.	9,900	300,192
Quest Diagnostics, Inc.	4,000	284,560
Abbott Laboratories	6,000	269,460
Seven & i Holdings Company Ltd.	4,780	220,707
General Mills, Inc.	3,827	220,665
Henry Schein, Inc.*	1,100	174,009
Colgate-Palmolive Co.	1,855	123,580
Gartner, Inc.*	1,000	90,700
Unilever plc	1,877	80,977
Total Consumer, Non-cyclical		24,708,646
Financial - 24.6%
Wells Fargo & Co.	24,000	1,304,640
U.S. Bancorp	19,700	840,599
Swedbank AB — Class A	35,200	780,080
Marsh & McLennan Companies, Inc.	13,500	748,575
CME Group, Inc. — Class A	8,000	724,800
Daito Trust Construction Company Ltd.	6,200	722,646
HSBC Holdings plc	90,900	718,383
Nordea Bank AB	63,800	705,058
Hannover Rueck SE	5,900	677,354
Allianz AG	3,800	675,349
T. Rowe Price Group, Inc.	9,100	650,559
Everest Re Group Ltd.	3,500	640,815
M&T Bank Corp.	5,000	605,900
Svenska Handelsbanken AB — Class A	44,600	596,419
New York Community Bancorp, Inc.	36,200	590,784
Vicinity Centres	282,758	576,952
Cincinnati Financial Corp.	9,100	538,447
People's United Financial, Inc.	31,600	510,340
Simon Property Group, Inc.	2,600	505,544
American Capital Agency Corp. REIT	29,100	504,594
Government Properties Trust, Inc.	142,900	497,768
RenaissanceRe Holdings Ltd.	4,300	486,717
Singapore Exchange Ltd.	87,300	474,075
Intact Financial Corp.	6,900	442,090
Tryg A/S	20,700	414,122
H&R Real Estate Investment Trust	27,800	402,712
First Capital Realty, Inc.	29,600	392,431
CapitaLand Mall Trust	283,900	386,425
Japan Retail Fund Investment Corp.	200	386,356
CI Financial Corp.	16,000	353,734
ACE Ltd.	3,000	350,550
Axis Capital Holdings Ltd.	6,000	337,320
Hang Seng Bank Ltd.	15,000	285,481
ASX Ltd.	9,200	284,665
Admiral Group plc	11,500	281,079
Bendigo & Adelaide Bank Ltd.	31,300	272,571
Suncorp Group Ltd.	29,500	260,980
PNC Financial Services Group, Inc.	2,400	228,744
Bank of Montreal	4,000	225,650
WR Berkley Corp.	4,000	219,000
JPMorgan Chase & Co.	3,100	204,693
Insurance Australia Group Ltd.	41,100	166,527
Total Financial		20,971,528
Consumer, Cyclical - 12.4%
Toyota Motor Corp.	18,200	1,133,790
Home Depot, Inc.	8,300	1,097,675
McDonald's Corp.	7,800	921,492
Wal-Mart Stores, Inc.	13,575	832,147
Costco Wholesale Corp.	4,945	798,618
Mitsui & Company Ltd.	59,300	713,130
Sumitomo Corp.	68,500	706,941
ITOCHU Corp.	57,200	686,210
Marubeni Corp.	131,200	682,305
Next plc	5,500	590,661
Lawson, Inc.	6,788	556,255
Sankyo Company Ltd.	13,500	508,215
Persimmon plc*	16,600	496,030
LVMH Moet Hennessy Louis Vuitton SE	2,500	393,643
FamilyMart Company Ltd.	4,756	223,160
Mitsubishi Corp.	11,900	200,775
Total Consumer, Cyclical		10,541,047
Communications - 11.5%
AT&T, Inc.	38,800	1,335,108
Verizon Communications, Inc.	24,400	1,127,768

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications - 11.5% (continued)
Comcast Corp. — Class A	15,300	$863,379
Telstra Corp., Ltd.	171,900	702,758
Vivendi S.A.	29,400	634,484
Thomson Reuters Corp.	16,100	609,643
Elisa Oyj	15,400	582,196
Singapore Telecommunications Ltd.	212,700	550,523
Shaw Communications, Inc. — Class B	31,400	539,936
Alphabet, Inc. — Class C*	700	531,216
StarHub Ltd.	175,000	456,648
TELUS Corp.	15,700	433,991
BCE, Inc.	11,000	424,871
Singapore Press Holdings Ltd.	131,900	366,508
TeliaSonera AB	62,200	310,830
TDC A/S	35,000	175,255
Rogers Communications, Inc. — Class B	5,000	172,388
Total Communications		9,817,502
Technology - 9.1%
Apple, Inc.	10,400	1,094,704
International Business Machines Corp.	7,200	990,864
Canon, Inc.	26,600	813,270
Accenture plc — Class A	7,700	804,650
Paychex, Inc.	15,000	793,350
CA, Inc.	23,200	662,592
Fidelity National Information Services, Inc.	10,300	624,180
Microsoft Corp.	10,300	571,444
SAP AG	6,000	478,435
Oracle Corporation Japan	9,800	460,649
Fiserv, Inc.*	4,000	365,840
Intuit, Inc.	1,400	135,100
Total Technology		7,795,078
Utilities - 6.5%
PPL Corp.	20,954	715,160
Southern Co.	14,460	676,583
CLP Holdings Ltd.	77,437	657,959
Duke Energy Corp.	8,473	604,887
Dominion Resources, Inc.	8,568	579,540
CenterPoint Energy, Inc.	26,912	494,104
Osaka Gas Company Ltd.	118,632	432,681
AGL Energy Ltd.	28,539	376,014
DTE Energy Co.	3,893	312,180
SCANA Corp.	3,989	241,295
Sempra Energy	2,199	206,728
Fortis, Inc.	5,357	144,792
Consolidated Edison, Inc.	946	60,799
Total Utilities		5,502,722
Industrial - 3.0%
Lockheed Martin Corp.	3,800	825,170
Waste Management, Inc.	11,600	619,092
MTR Corporation Ltd.	111,000	549,982
Aurizon Holdings Ltd.	89,900	286,946
CAE, Inc.	14,200	157,483
Amphenol Corp. — Class A	3,000	156,690
Total Industrial		2,595,363
Energy - 2.6%
TransCanada Corp.	20,100	656,257
Exxon Mobil Corp.	8,400	654,780
Royal Dutch Shell plc — Class B	21,200	482,223
Eni SpA	26,600	398,892
Total Energy		2,192,152
Basic Materials - 0.6%
Airgas, Inc.	2,000	276,640
Sherwin-Williams Co.	1,000	259,600
Total Basic Materials		536,240
Total Common Stocks
(Cost $85,803,610)		84,660,278
Total Investments - 99.3%
(Cost $85,803,610)		$84,660,278
Other Assets & Liabilities, net - 0.7%		562,792
Total Net Assets - 100.0%		$85,223,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2015 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$84,660,278	$—	$—	$84,660,278
Total	$84,660,278	$—	$—	$84,660,278

For the period ended December 31, 2015, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

 The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of an instrument that distributes periodic cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Investment Grade Bond Fund	Duration, Hedge	1,210
Limited Duration Fund	Duration, Hedge	264
Macro Opportunities Fund	Duration, Hedge, Index exposure	34,868
Total Return Bond Fund	Duration, Hedge	13,397

Fund	Use	Average Notional*
Macro Opportunities Fund	Duration, Hedge, Index exposure	585,860,004

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

*	Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended December 31, 2015:

Written Call Options
	Limited Duration Fund		Investment Grade Bond Fund		Macro Opportunities Fund		Total Return Bond Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2015	1,056	$28,511	581	$15,663	25,858	$2,787,228	7,338	$197,829
Options Written	–	–	–	–	–	–	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–
Options expired	(1,056)	(28,511)	(581)	(15,663)	(15,513)	(418,222)	(7,338)	(197,829)
Options exercised	–	–	–	–	–	–	–	–
Balance at December 31, 2015	–	$–	–	$–	10,345	$2,369,006	–	$–

Written Put Options
Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2015	594	$1,899,577
Options Written	–	–
Options terminated in closing purchase transactions	(594)	(1,899,577)
Options expired	–	–
Options exercised	–	–
Balance at December 31, 2015	–	$–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	1,070,684	–
StylePlus—Mid Growth Fund	Index exposure	578,249	–
Macro Opportunities Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation, Income	69,683,091	349,977,423

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$26,145,943	$26,717,967
Risk Managed Real Estate Fund	Leverage, Income	32,256,495	15,453,431
StylePlus—Large Core Fund	Index exposure	162,250,017	–
StylePlus—Mid Growth Fund	Index exposure	69,592,838	–
Macro Opportunities Fund	Index exposure, Speculation	173,912,062	–

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Investment Grade Bond Fund	Duration, Hedge	225,000	–
Macro Opportunities Fund	Duration, Hedge	288,375,000	298,158,250
Total Return Bond Fund	Duration, Hedge	18,250,000	–

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Long	Short
Floating Rate Strategies Fund	Hedge	94,219,054	595,363
High Yield Fund	Hedge	9,656,525	14,885
Investment Grade Bond Fund	Hedge	222,830	–
Macro Opportunities Fund	Hedge, Speculation	102,904,482	1,562,008
Total Return Bond Fund	Hedge	1,113,278	126,663

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 12/31/15	Valuation Technique	Unobservable Inputs

Floating Rate Strategies Fund	Senior Floating Rate Interests	$44,712,021	Monthly Model Priced	Purchase Price
Collateralized Mortgage Obligations		4,886,956	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		1,123,686	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		366,536	Monthly Model Priced	Purchase Price
	Total Corporate Bonds	1,490,222
Common Stock		347	Monthly Model Priced	Purchase Price

High Yield Fund	Senior Floating Rate Interests	6,783,781	Monthly Model Priced	Purchase Price
Corporate Bonds		2,765,204	Monthly Model Priced	Purchase Price
		393,594	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	3,158,798
Common Stock		76	Monthly Model Priced	Purchase Price

Investment Grade Bond Fund	Corporate Bonds	1,562,564	Monthly Model Priced	Purchase Price
		1,392,905	Option Adjusted Spread off multiple month end broker marks over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	2,955,469
Preferred Stock		2,037,066	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations		1,818,746	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		944,011	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Collateralized Mortgage Obligations	9,073,365	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		7,878,162	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Macro Opportunities Fund	Asset-Backed Securities	39,558,921	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Purchase Price
		26,330,808	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Asset-Backed Securities	65,889,729
Senior Floating Rate Interests		40,733,378	Monthly Model Priced	Purchase Price
Corporate Bonds		17,248,607	Monthly Model Priced	Purchase Price
		8,992,976	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	26,241,583
Collateralized Mortgage Obligations		7,626,908	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Options Purchased		4,859,362	Monthly Model Priced	Purchase Price
Preferred Stock		1,195,317	Monthly Model Priced	Purchase Price
Common Stock		514	Monthly Model Priced	Purchase Price

Total Return Bond Fund	Asset-Backed Securities	39,506,333	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Purchase Price
Corporate Bonds		16,315,457	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		3,438,912	Monthly Model Priced	Purchase Price
	Total Corporate Bonds	19,754,369
Collateralized Mortgage Obligations		13,455,744	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Asset-Backed Securities	Common Stocks	Corporate Bonds	Senior Fixed Rate Interests	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$52,904,390	$-	$334	$1,543,531	$67,103	$54,515,357
Purchases	10,918,987	5,090,358	-	55,403	-	16,064,748
Sales, maturities and paydowns	(47,125)	(208,016)	-	-	-	(255,141)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(654,451)	4,614	13	(108,712)	-	(758,536)
Transfers in Level 3	-	-	-	-	-	-
Transfers out of Level 3	(18,409,778)	-	-	-	(67,103)	(18,476,880)
Ending Balance	$44,712,021	$4,886,956	$347	$1,490,222	$-	$51,089,546
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$(94,563)	$(19,708)	$-	$(118,171)	$-	$(232,442)

	Senior Floating Rate Interests	Foreign Stocks	Preferred Stocks	Senior Fixed Rate Interests	Corporate Bonds	Total
High Yield Fund
Assets:
Beginning Balance	$7,046,155	$73	$11,039	$156,826	$3,256,185	$10,470,278
Purchases	1,962,157	-	-	-	12,039	1,974,197
Sales, maturities and paydowns	(19,489)	-	-	-	(6,250)	(25,739)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(37,743)	3	-	-	(103,177)	(140,917)
Transfers in Level 3	-	-	-	-	-	-
Transfers out of Level 3	(2,167,297)	-	(11,039)	(156,826)	-	(2,335,162)
Ending Balance	$6,783,781	$76	$-	$-	$3,158,798	$9,942,655
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$(68)	$3	$-	$-	$(107,673)	$(107,738)

	Collateralized Mortgage Obligations	Asset-Backed Securities	Preferred Stocks	Corporate Bonds	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$862,694	$958,506	$1,742,414	$1,441,721	$5,005,335
Purchases	1,060,491	-	-	835,508	1,895,999
Sales, maturities and paydowns	(45,695)	(17,606)	-	(3,840)	(67,140)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(58,744)	3,110	294,652	682,080	921,097
Transfers in Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$1,818,746	$944,011	$2,037,066	$2,955,469	$7,755,292
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$(59,878)	$3,111	$294,652	$(42,962)	$194,923

	Collateralized Mortgage Obligations	Asset-Backed Securities	Total
Limited Duration Fund
Assets:
Beginning Balance	$-	$971,372	$971,372
Purchases	9,340,724	6,965,652	16,306,376
Sales, maturities and paydowns	(339,078)	(5,200)	(344,278)
Total realized gains or losses included in earnings	-	-	-
Total change in unrealized gains or losses included in earnings	71,719	(1,025,034)	(953,315)
Transfers in Level 3	-	971,372	971,372
Transfers out of Level 3	-	-	-
Ending Balance	$9,073,365	$7,878,162	$16,951,527
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$-	$-	$-

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	Senior Floating Rate Interests/ Fixed Rate Interest	Common/ Preferred Stocks	Options Purchased	Asset-Backed Securities	Corporate Bonds	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$47,150,842	$1,955,377	$4,932,931	$20,001,559	$16,169,805	$90,210,513
Purchases	14,307,256	5,008	-	47,570,112	81,619	61,963,995
Sales, maturities and paydowns	(93,232)	-	-	(1,080,639)	(14,080)	(1,187,951)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(229,364)	(764,342)	(73,569)	(320,885)	(1,077,561)	(2,465,721)
Transfers in Level 3	-	-	-	7,346,490	11,081,800	18,428,290
Transfers out of Level 3	(20,402,124)	(210)	-	-	-	(20,402,334)
Ending Balance	$40,733,378	$1,195,833	$4,859,362	$73,516,637	$26,241,583	$146,546,793
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$3,486	$(764,342)	$(73,568)	$(365,192)	$(1,169,877)	$(2,369,492)

	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Total
Total Return Bond Fund
Assets:
Beginning Balance	$820,463	$9,315,497	$9,114,981	$16,625,222	$45	$35,876,206
Purchases	-	4,666,161	27,873,340	1,984,800	-	34,524,302
Sales, maturities and paydowns	-	(210,478)	(194,766)	(3,300)	-	(408,543)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	-	(315,436)	2,712,777	1,147,647	-	3,544,988
Transfers in Level 3	-	-	-	-	-	-
Transfers out of Level 3	(820,463)	-	-	-	(45)	(820,508)
Ending Balance	$-	$13,455,744	$39,506,333	$19,754,369	$-	$72,716,446
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$-	$(338,041)	$(227,612)	$(273,474)	$-	$(839,128)

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc.			Cedar Funding Ltd.
	2.71% - 3.40%			0.00%
	Due 01/05/16 -01/26/16	$18,100,000	$18,166,186	10/23/26	$6,000,000	$4,577,311

				Whitehorse Ltd.
				0.00%
				02/03/25	9,025,000	3,147,387

				Mohegan Tribal Finance Authority
				7.00%
				02/01/45	3,276,000	3,000,488

				Cathedral Lake Ltd.
				0.00%
				07/15/27	4,071,500	2,850,000

				Ares CLO Ltd.
				0.00%
				11/25/20	2,375,000	2,590,650

				Acis CLO Ltd.
				0.00%
				05/01/27	3,750,000	2,052,113

				Neuberger Berman CLO Ltd.
				0.00%
				07/15/27	1,432,500	1,146,000

				Nelder Grove CLO Ltd.
				0.00%
				08/28/26	2,050,000	907,474

				CVP Cascade CLO Ltd.
				0.00%
				01/16/27	2,250,000	855,000

				GS Mortgage Securities Trust
				5.79%
				08/10/45	207,200	202,915
					$34,437,200	$21,329,338

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Macro Opportunities Fund	Jefferies & Company, Inc.			Ares CLO Ltd
	1.91% - 3.40%			0.00%
	Due 01/08/16 -10/28/16	16,919,000	17,070,023	11/25/20	$12,375,000	$13,498,650

				CIFC Funding Ltd.
				0.00%
				01/19/23	12,500,000	9,125,000

				Neuberger Berman CLO Ltd.
				0.00%
				07/15/27	11,792,000	7,387,270

				Puerto Rico Commonwealth Aqueduct and Sewer Authority
				6.10%
				07/01/34	3,533,750	2,102,581

				Commonwealth of Puerto Rico
				5.50%
				07/01/18	2,228,000	1,886,470

				CLO VII Ltd.
				0.00%
				11/18/26	3,500,000	1,733,375

				Venture CDO Ltd.
				0.00%
				07/15/26	1,250,000	787,500

				Nelder Grove CLO Ltd.
				0.00%
				08/28/26	1,250,000	553,338

				Wella Fargo Commercial Mortgage Trust
				3.77%
				03/15/25	668,850	519,014

				Delaware Transportation Authority
				4.00%
				06/01/45	369,000	383,063

				Puerto Rico Public Buildings Authority
				5.75%
				07/01/34	308,000	223,716
					49,774,600	38,199,977

	Barclays			BMC Software Finance Inc.
	(0.15)% - (0.10)%			8.13%
	Due 12/16/16	1,781,509	1,779,454	07/15/21	1,761,000	1,171,065

				Envision Healthcare Corp.
				5.13%
				07/01/22	500,000	490,000
					$2,261,000	$1,661,065

Total Return Bond Fund	Jefferies & Company, Inc.
	2.75% - 3.25%
	Due 01/08/16 -10/28/16	12,832,000	13,000,696	American Money Management Corp.
				0.00%
				04/14/27	4,800,000	4,903,776

				Puerto Rico Public Buildings Authority
				5.75%
				07/01/34	6,625,000	4,812,069

				Babson CLO Ltd.
				0.00%
				04/15/22	14,537,500	4,215,875

				Commonwealth of Puerto Rico
				5.50%
				07/01/18	557,500	472,041
					$26,520,000	$14,403,761

In the event of counterparty default, the Funds have the right to collect the collateral to off set losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Floating Rate Strategies Fund	Unifrax I LLC / Unifrax Holding Co.
	7.50% due 02/15/19	01/31/13	$1,525,000	$1,349,625
	Airplanes Pass Through Trust
	2001-1A, 0.88% due 03/15/19	01/18/12	1,251,229	481,237
			2,776,229	1,830,862

High Yield Fund	Unifrax I LLC / Unifrax Holding Co.
	7.50% due 02/15/19	01/31/13	362,568	309,750
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	134,542	39,805
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	187,926	150,118
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	114,730	66,000
			799,766	565,673

Investment Grade Bond Fund	Woodbourne Capital Trust III	01/20/06	954,589	509,267

	Woodbourne Capital Trust I	01/20/06	954,589	509,267

	Woodbourne Capital Trust IV	01/20/06	954,588	509,266

	Woodbourne Capital Trust II	01/20/06	954,588	509,266
	Customers Bank
	6.12% due 06/26/29	06/24/14	500,000	506,250
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	200,500
	TIG Holdings, Inc.
	8.6% due 01/15/27	06/29/05	29,037	27,880
			4,547,391	2,771,696

Limited Duration Fund	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	361,908	71,649

Macro Opportunities Fund	Customers Bank
	6.12% due 06/26/29	06/24/14	6,000,000	6,075,000
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	2,496,993	2,499,929
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	4,672,428	1,385,214
	Airplanes Pass Through Trust
	2001-1A, 0.88% due 03/15/19	01/18/12	2,926,845	1,125,929
	Fortress Credit Opportunities
	2005-1A, 0.75% due 07/15/19	02/16/12	553,748	555,101
	Unifrax I LLC / Unifrax Holding Co.
	7.50% due 02/15/19	01/31/13	500,000	442,500
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	573,649	330,000
	FPL Energy National Wind LLC
	5.61% due 03/10/24	08/31/12	43,996	45,894
			17,767,659	12,459,567

Total Return Bond Fund	Anchorage Credit Funding 1 Ltd.
	2015-1A, 4.30% due 07/28/30	05/07/15	3,000,000	3,027,089
	Customers Bank
	6.12% due 06/26/29	06/24/14	2,000,000	2,025,000
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	1,203,000
	Airplanes Pass Through Trust
	2001-1A, 0.88% due 03/15/19	01/18/12	583,254	219,876
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	750,112	143,298
			7,533,366	6,618,263

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$60,366,918	$1,227,856	$(4,015,297)	$(2,787,441)
Capital Stewardship Fund	202,557,933	7,990,178	(8,362,937)	(372,759)
Floating Rate Strategies Fund	2,109,223,519	4,894,728	(99,665,584)	(94,770,856)
High Yield Fund	209,407,745	1,248,966	(21,661,171)	(20,412,205)
Investment Grade Bond Fund	171,423,818	1,702,969	(7,115,879)	(5,412,910)
Large Cap Value Fund	51,551,985	6,283,459	(4,325,142)	1,958,317
Limited Duration Fund	451,193,517	442,597	(5,809,525)	(5,366,928)
Macro Opportunities Fund	4,219,638,700	17,670,397	(213,864,274)	(196,193,877)
Mid Cap Value Institutional Fund	274,800,962	24,048,788	(31,912,219)	(7,863,431)
Mid Cap Value Fund	544,969,092	58,783,587	(63,109,715)	(4,326,128)
Municipal Income Fund	66,451,492	2,903,391	(254,776)	2,648,615
Risk Managed Real Estate Fund	106,514,008	4,473,183	(3,120,306)	1,352,877
Small Cap Value Fund	18,984,730	1,732,764	(2,432,851)	(700,087)
StylePlus - Large Core Fund	191,875,289	1,486,667	(1,762,930)	(276,263)
StylePlus - Mid Growth Fund	79,996,261	449,455	(1,083,575)	(634,120)
Total Return Bond Fund	2,576,851,665	8,085,743	(65,323,773)	(57,238,030)
World Equity Income Fund	86,156,983	3,983,729	(5,480,433)	(1,496,704)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 29, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.